                                               SECURITIES ACT FILE NO. 333-08653
                                       INVESTMENT COMPANY ACT FILE NO. 811-07725

                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

                         Pre-Effective Amendment No.                       [ ]
                         Post-Effective Amendment No. 21                   [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

                              Amendment No. 23                             [X]

                              SEASONS SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                               1 SunAmerica Center
                       Los Angeles, California 90067-6022
               (Address of Principal Executive Offices) (Zip Code)

                                 (800.445.7862)
              (Registrant's Telephone Number, including area code)

                              Nori L. Gabert, Esq.
                  Vice President and Associate General Counsel
                      AIG SunAmerica Asset Management Corp.
                               2929 Allen Parkway
                              Houston, Texas 77019
                    (Name and Address for Agent for Service)

                                    Copy to:

                              Mallary Reznik, Esq.
                          AIG Retirement Services, Inc.
                        1 SunAmerica Center, Century City
                       Los Angeles, California 90067-6022
                             Margery K. Neale, Esq.
                             Shearman & Sterling LLP
                              599 Lexington Avenue
                            New York, New York 10022

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

[ ]     immediately upon filing pursuant to paragraph (b) of Rule 485

[X]     on January 18, 2005 pursuant to paragraph (b) of Rule 485

[ ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]     on (date), pursuant to paragraph (a) of Rule 485

[ ]     75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]     on (date) pursuant to paragraph (a)(2) of Rule 485

If      appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   PROSPECTUS


                                January 18, 2005





                              SEASONS SERIES TRUST

                                 CLASS 3 SHARES

      -     ALLOCATION GROWTH PORTFOLIO


      -     ALLOCATION MODERATE GROWTH PORTFOLIO



      -     ALLOCATION MODERATE PORTFOLIO



      -     ALLOCATION BALANCED PORTFOLIO


      -     STRATEGIC FIXED INCOME PORTFOLIO

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                      PAGE
TABLE OF CONTENTS..................................................     1
TRUST HIGHLIGHTS...................................................     2
EXPENSE SUMMARY....................................................     8
MORE INFORMATION ABOUT THE PORTFOLIOS..............................     8
      Investment Strategies of the Portfolios......................     9
      Investment Strategies of the Underlying Portfolios...........     9
GLOSSARY...........................................................    12
      Investment Terminology.......................................    21
      About the Indices............................................    21
      Risk Terminology.............................................    24
MANAGEMENT.........................................................    26
      Investment Adviser and Manager...............................    28
      Information about the Subadvisers............................    28
      Portfolio Management.........................................    29
      Custodian, Transfer and Dividend Paying Agent................    31
ACCOUNT INFORMATION................................................    32
      Service Fees.................................................    32
      Transaction Policies.........................................    32
      Dividend Policies and Taxes..................................    33
      Frequent Purchases and Redemptions of Shares.................    33
      Portfolio Holdings...........................................    34
FINANCIAL HIGHLIGHTS...............................................    35
FOR MORE INFORMATION...............................................    35

                                TRUST HIGHLIGHTS


Seasons Series Trust (the "Trust") consists of 24 separate investment series, five of which, the Allocation Balanced Portfolio, Allocation Moderate Portfolio, Allocation Moderate Growth Portfolio and Allocation Growth Portfolio (known as the "Seasons Managed Allocation Portfolios") and the Strategic Fixed Income Portfolio (the "Strategic Fixed Income Portfolio", and together with the Seasons Managed Allocation Portfolios, the "Portfolios" and each a "Portfolio"), are discussed in the Prospectus. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios (which may include the Strategic Fixed Income Portfolio) and the Seasons Focused Portfolios (collectively, the "Underlying Portfolios"). All of the Underlying Portfolios are other investment series of the Trust.


The following questions and answers are designed to give you an overview of the Portfolios and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begin on page 24, and the glossary that follows on page 36.

Individuals cannot invest in the Portfolios directly. Instead, they participate through a variable annuity contract or variable life policy (collectively, the "Variable Contracts") offered by life insurance companies (the "Life Insurance Companies") affiliated with AIG SunAmerica Asset Management Corp., the investment adviser ("SunAmerica" or "Adviser"). The term "Manager" as used in this prospectus means either SunAmerica or the other registered investment advisers that serve as subadvisers to the Trust, as the case may be.

Q:    WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
      STRATEGIES?

A: The Strategic Fixed Income Portfolio operates as a separate mutual fund, with its own investment goal and principal investment strategy. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its own investment goal by investing its assets in a combination of the Underlying Portfolios, which are other investment companies, rather than investing in stocks, bonds, cash and other investments. A fund-of-funds strategy generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make that selection. There can be no assurance that any of the Portfolios will meet its respective investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles. Each Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change.

            The following information shows the investment goal and strategy of the Strategic Fixed Income Portfolio:

                            SEASONS SELECT PORTFOLIOS

           PORTFOLIO                            INVESTMENT GOAL                    PRINCIPAL INVESTMENT STRATEGY
---------------------------------------------------------------------------------------------------------------------
Strategic Fixed Income Portfolio       High level of current income and,      Under normal circumstances, invests in
                                       secondarily, capital appreciation      multiple sectors of the fixed income
                                       over the long term.                    market, including high yield bonds,
                                                                              foreign government and corporate debt
                                                                              securities from developed and emerging
                                                                              markets, mortgage-backed securities and
                                                                              U.S. government, agency and investment
                                                                              grade securities.

The following information shows the investment goals, strategies and techniques of the Seasons Managed Allocation Portfolios:

                      SEASONS MANAGED ALLOCATION PORTFOLIOS


                                                        PRINCIPAL             PRINCIPAL INVESTMENT
     PORTFOLIO             INVESTMENT GOAL         INVESTMENT STRATEGY             TECHNIQUES
------------------------------------------------------------------------------------------------------
Allocation Growth      Long-term capital           Fund-of-Funds          Allocation of assets among a
Portfolio              appreciation                                       combination of Underlying
                                                                          Portfolios. Under normal
                                                                          circumstances, invests at
                                                                          least 80% of its net assets
                                                                          plus borrowings for
                                                                          investment purposes in
                                                                          equity portfolios.

Allocation Moderate    Long-term capital           Fund-of-Funds          Allocation of assets among a
Growth Portfolio       appreciation                                       combination of Underlying
                                                                          Portfolios. Under normal
                                                                          circumstances, invests at
                                                                          least 30% and no more than
                                                                          90% of its net assets plus
                                                                          borrowings for investment
                                                                          purposes in equity
                                                                          portfolios and at least 10%
                                                                          and no more than 70% of its
                                                                          net assets plus borrowings
                                                                          for investment purposes in
                                                                          fixed income portfolios.

Allocation Moderate    Long-term capital           Fund-of-Funds          Allocation of assets among a
Portfolio              appreciation and                                   combination of Underlying
                       moderate current income                            Portfolios. Under normal
                                                                          circumstances, invests at
                                                                          least 20% and no more than
                                                                          80% of its net assets plus
                                                                          borrowings for investment
                                                                          purposes in equity
                                                                          portfolios and at least 20%
                                                                          and no more than 80% of its
                                                                          net assets plus borrowings
                                                                          for investment purposes in
                                                                          fixed income portfolios.

Allocation Balanced    Long-term capital           Fund-of-Funds          Allocation of assets among a
Portfolio              appreciation and current                           combination of Underlying
                       income.                                            Portfolios. Under normal
                                                                          circumstances, invests no
                                                                          more than 70% of its net
                                                                          assets plus borrowings for
                                                                          investment purposes in
                                                                          equity portfolios.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT TECHNIQUES OF THE SEASONS MANAGED ALLOCATION PORTFOLIOS.


The Seasons Managed Allocation Portfolios may invest in a combination of the following Underlying Portfolios: Large Cap Growth Portfolio, Large Cap Composite Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Portfolio, Diversified Fixed Income Portfolio, Strategic Fixed Income Portfolio, Cash Management Portfolio, Focus Growth Portfolio, Focus Growth and Income Portfolio, Focus Value Portfolio, and Focus TechNet Portfolio. However, the Seasons Managed Allocation Portfolios may not utilize all of the available Underlying Portfolios to meet their investment goals. The Underlying Portfolios have been selected to represent a reasonable spectrum of investment options for each Seasons Managed Allocation Portfolio.



For each Seasons Managed Allocation Portfolio, the subadviser determines a target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stock, international stocks, bonds (investment grade, high-yield, emerging markets), mortgages, and cash equivalents. Based on these target asset class allocations, the subadviser determines a range and a target portfolio allocation in which each Seasons Managed Allocation Portfolio will invest in the Underlying Portfolios. The following chart reflects the ranges in which, under normal market conditions, each Seasons Managed Allocation Portfolio will invest in the Underlying Portfolios.



                                                                     ALLOCATION        ALLOCATION    ALLOCATION
                                           ALLOCATION                 MODERATE          MODERATE      BALANCED
            PORTFOLIO                   GROWTH PORTFOLIO          GROWTH PORTFOLIO     PORTFOLIO      PORTFOLIO
            ---------                   ----------------          ----------------     ----------    ----------
LARGE CAP GROWTH PORTFOLIO                   0-40%                     0-35%             0-35%          0-30%
FOCUS GROWTH PORTFOLIO                       0-40%                     0-35%             0-35%          0-35%
LARGE CAP VALUE PORTFOLIO                    0-50%                     0-50%             0-40%          0-40%
FOCUS VALUE PORTFOLIO                        0-50%                     0-50%             0-40%          0-40%
MID CAP GROWTH PORTFOLIO                     0-30%                     0-30%             0-30%          0-30%
MID CAP VALUE PORTFOLIO                      0-30%                     0-30%             0-30%          0-30%
SMALL CAP PORTFOLIO                          0-30%                     0-30%             0-30%          0-30%
INTERNATIONAL EQUITY PORTFOLIO               0-50%                     0-50%             0-40%          0-40%
DIVERSIFIED FIXED INCOME PORTFOLIO           0-30%                     0-30%             0-35%          0-50%
STRATEGIC FIXED INCOME PORTFOLIO             0-30%                     0-30%             0-35%          0-50%
CASH MANAGEMENT PORTFOLIO                    0-10%                     0-10%             0-20%          0-30%



Due to market movements, portfolio management decisions or cash flow considerations, the subadviser may determine that a Seasons Managed Allocation Portfolio's investments in the Underlying Portfolios requires adjustments in order to meet its target asset class allocation. Generally, the subadviser will manage the investments among the Underlying Portfolios for each Seasons Managed Allocation Portfolio to match its target asset class allocation and to rebalance assets back to the target asset class allocation as it deems necessary.






As an investor in a Seasons Managed Allocation Portfolio, you pay the expenses of such Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Portfolios in which the Seasons Managed Allocation Portfolio invests.



For more complete information about the investment strategies and techniques of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios intend to invest, see the charts on pages 13-21.

Q:    WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The performance of the Seasons Managed Allocation Portfolios directly reflects the performance of the Underlying Portfolios (including the Strategic Fixed Income Portfolio) in which the Seasons Managed Allocation Portfolios invest. Therefore, the performance of a Seasons Managed Allocation Portfolio depends both on its allocation among the Underlying Portfolios and the Underlying Portfolios' ability to meet their investment objectives. The Adviser may not accurately assess the attractiveness or risk potential of particular Underlying Portfolios, asset classes, or investment styles.


      The following section describes the principal risks of the Portfolios, while the charts on pages 10-21 describe various additional risks. Each Seasons Managed Allocation Portfolio is also exposed to the risks of the Underlying Portfolios.


      Management Risks

      Each Seasons Managed Allocation Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of Seasons Managed Allocation Portfolio assets among the Underlying Portfolios may not produce the desired result. Similarly, the Strategic Fixed Income Portfolio is subject to the risk that the selection of investments for the Portfolio may not produce the desired result.

      Risks of Investing in Non-Diversified Portfolios

      The Seasons Managed Allocation Portfolios are non-diversified, which means that each Seasons Managed Allocation Portfolio can invest a larger portion of its assets in the stock of a single company (one of the Underlying Portfolios) than can some other mutual funds. By concentrating on a small number of investments, a Seasons Managed Allocation Portfolio's risk is increased because the effect of each holding on the Seasons Managed Allocation Portfolio's performance is greater. Each Underlying Portfolio except Diversified Fixed Income Portfolio, Strategic Fixed Income Portfolio and Cash Management Portfolio is non-diversified. By concentrating in a smaller number of securities, an Underlying Portfolio's risk is increased because the effect of each stock on the Underlying Portfolio's performance is greater.

      Risks of Investing in Equity Securities


      Each Seasons Managed Allocation Portfolio may invest in certain Underlying Portfolios (Large Cap Growth, Large Cap Composite, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap, International Equity, Focus Growth, Focus Growth and Income, Focus Value and Focus TechNet) that invest in equity securities ("Underlying Equity Portfolios"), and the Allocation Growth, Allocation Moderate Growth and Allocation Moderate Portfolios invest primarily in Underlying Equity Portfolios. The Seasons Managed Allocation Portfolios are subject to the risks of changing market conditions generally. As with any equity fund, the value of the Seasons Managed Allocation Portfolios' investment in any of these Underlying Equity Portfolios may fluctuate in response to stock market movements. This type of fluctuation is expected to increase as a Seasons Managed Allocation Portfolio's allocation to Underlying Equity Portfolios increases, which also increases the risk that you may lose money during declines in the stock market. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, and vice versa. In addition, individual stocks selected for any of these Underlying Equity Portfolios may underperform the market generally, relevant benchmarks or other funds with comparable investment objectives and strategies.


      Risks of Investing in Growth Stocks

      Growth stocks are historically volatile, which will particularly affect certain of the Underlying Equity Portfolios (Large Cap Growth, Large Cap Composite, Mid Cap Growth, Small Cap, Focus Growth, Focus Growth and Income and Focus TechNet Portfolios).

      Risks of Investing in Value Stocks

      The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, will particularly affect certain of the Underlying Equity Portfolios (Focus Value, Large Cap Value and Mid Cap Value Portfolios).

      Risks of Investing in Small-Cap and Mid-Cap Companies

      Each Seasons Managed Allocation Portfolio may invest in Underlying Equity Portfolios that invest in stocks of smaller companies. Each Underlying Equity Portfolio except the Diversified Fixed Income, Strategic Fixed Income and the Cash Management Portfolios may invest in equity securities of smaller companies. Stocks of smaller companies and, to a lesser extent, mid-cap companies, may be more volatile than, and not necessarily as readily marketable as, those of larger companies.

      Risks of Indexing

      The Seasons Managed Allocation Portfolios may invest in certain Underlying Portfolios in which a component of such Underlying Portfolios are managed to track the performance of an index (Large Cap Growth, Large Cap Composite, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap, International Equity, and Diversified Fixed Income Portfolios). The Manager of such components, AIG Global Investment Corp. ("AIGGIC"), may endeavor to track the index by purchasing every stock included in the index in the same proportions. Or, in the alternative, the Manager may invest in a sampling of index stocks by utilizing a statistical technique known as "optimization." The goal of optimization is to select stocks which ensure that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the index. If this component of such Underlying Portfolio does not adequately track the characteristics of the index, it is likely that the performance of this component will not be similar to the performance of the index and, therefore, may have an impact on the overall performance of the Underlying Portfolio. The index component will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its index, raising funds to meet redemptions or rebalancing the portfolio, even if there are adverse developments concerning a particular security, company or industry.

      Risks of Investing in Technology Companies

      Each of the Seasons Managed Allocation Portfolios may invest in an Underlying Portfolio (the Mid Cap Growth and Focus TechNet Portfolios) which may invest in securities of companies that its Managers believe will benefit significantly from technological advances or improvements ("technology companies"). Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of such Underlying Portfolio may be considerably more volatile than those of a fund that does not invest in technology companies.

      Risks of Investing in Bonds

      The Strategic Fixed Income Portfolio invests primarily in bonds. Each Seasons Managed Allocation Portfolio may invest in an Underlying Portfolio which may invest in bonds (Diversified Fixed Income Portfolio and Strategic Fixed Income Portfolio) (each, an "Underlying Fixed Income Portfolio"). The Seasons Managed Allocation Portfolios are subject to the risks to which an Underlying Fixed Income Portfolio is exposed. As with any bond fund, the value of your investment in the Strategic Fixed Income Portfolio or the Seasons Managed Allocation Portfolios (as by the virtue of their Underlying Portfolios) may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in bonds, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of the Portfolios may underperform the market generally.

      Risks of Investing in Junk Bonds

      The Strategic Fixed Income Portfolio will invest, and each of the Seasons Managed Allocation Portfolios may invest, in Underlying Portfolios that may invest in varying degrees in high yield/high risk securities, also known as "junk bonds," which are considered speculative. Each Underlying Portfolio except the Mid Cap Growth and Cash Management Portfolios may invest in junk bonds. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for an Underlying Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force an Underlying Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return.

      Risks of Investing in Money Market Securities

      Each Seasons Managed Allocation Portfolio may invest in an Underlying Portfolio (the Cash Management Portfolio) that invests in high-quality, short-term debt obligations ("money market securities"). While an investment in this Underlying Portfolio should present the least market risk of any of the Underlying Portfolios, you should be aware that an investment in this Underlying Portfolio is subject to the risks that the value of its investments in money market securities may be affected by changes in interest rates, changes in the rating of an issuer of a money market security and the ability of an issuer to make payments of interest and principal. In addition, this Underlying Portfolio does not seek to maintain a stable net asset value of $1.00.

      Risks of Investing Internationally

      The Strategic Fixed Income Portfolio will invest in foreign securities. Each Seasons Managed Allocation Portfolio may invest in Underlying Portfolios that may invest in foreign securities. Each Underlying Portfolio except the Cash Management Portfolio may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks, particularly in certain emerging market countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

      Risks of Investing in Emerging Market Countries


      The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. An emerging market country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle and may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. The Strategic Fixed Income Portfolio invests significantly in issuers in emerging market countries. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade.


      Additional Principal Risks


      Finally, shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If you sell your shares when their value is less than the price you paid, you will lose money.


Q:    HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The Portfolios have not yet commenced operations. As a result, they do not have performance information of at least one calendar year to include in a bar chart or table reflecting average annual total returns.

                                 EXPENSE SUMMARY

The table below describes the fees and expenses you may pay on Class 3 shares of a Portfolio if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein. Please see your Variable Contract prospectus for more details on the separate account fees.


If you are invested in a Seasons Managed Allocation Portfolio, you pay the expenses of that Portfolio and indirectly pay a proportionate share of the expenses of an Underlying Portfolio. The amount of indirect expenses borne by a Seasons Managed Allocation Portfolio is based upon the percentage of its assets that are allocated to the Underlying Portfolios. Because the annual operating expenses of each Underlying Portfolio, and a Seasons Managed Allocation Portfolio's allocation to that Underlying Portfolio, will vary from year to year, the indirect expenses borne by the Seasons Managed Allocation Portfolio will vary from year to year.






                                                                 ALLOCATION                                    STRATEGIC
                                                 ALLOCATION       MODERATE      ALLOCATION     ALLOCATION       FIXED
                                                   GROWTH          GROWTH        MODERATE       BALANCED        INCOME
                                                  PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                  (CLASS 3)      (CLASS 3)       (CLASS 3)      (CLASS 3)      (CLASS 3)
                                                 ----------      ----------     ----------     ----------      ---------
Management Fees                                     0.10%          0.10%          0.10%          0.10%           0.80%
Distribution/Service (12b-1) Fees                   None(2)        None(2)        None(2)        None(2)         0.25%
Other Expenses(1)                                   0.25%          0.25%          0.25%          0.25%           0.50%
Total Annual Portfolio Operating
  Expenses(3)                                       0.35%(4)       0.35%(4)       0.35%(4)       0.35%(4)        1.55%


------------------

1     "Other Expenses" are estimated.


2     Each Underlying Portfolio has a 12b-1 service fee of up to 0.25%.


3 The Adviser has agreed to voluntarily waive fees and/or reimburse expenses so that total net expense ratio for each Seasons Managed Allocation Portfolio and the Strategic Fixed Income Portfolio does not exceed the amount stated above. This expense cap arrangement may be terminated at any time at the Adviser's discretion.



4 The Seasons Managed Allocation Portfolios invest in the Underlying Portfolios, and thus, indirectly bear the expenses of those Portfolios. The Total Annual Portfolio Operating Expenses stated above do not include the expenses of the Underlying Portfolios. The total combined net annual operating expenses of the Seasons Managed Allocation Portfolios (which includes the net expenses of the Underlying Portfolios), based on estimated total average weighted combined expenses is 1.79% for the Allocation Growth Portfolio; 1.79% for the Allocation Moderate Growth Portfolio; 1.75% for the Allocation Moderate Portfolio; and 1.73% for the Allocation Balanced Portfolio. The net expense ratios of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios invest range from 1.04% to 1.55% (after voluntary fee waivers and expense reimbursements).


EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                        1 YEAR       3 YEARS
                                                        ------       -------
Allocation Growth Portfolio*
  Class 3 Shares................................       $    182      $   563
Allocation Moderate Growth Portfolio*
  Class 3 Shares................................       $    182      $   563
Allocation Moderate Portfolio*
  Class 3 Shares................................       $    178      $   551
Allocation Balanced Portfolio*
  Class 3 Shares................................       $    176      $   545
Strategic Fixed Income Portfolio*
  Class 3 Shares................................       $    158      $   490



-----------------
* The Example includes the estimated indirect expenses of the Underlying Portfolios that the Seasons Managed Allocation Portfolios invest in.


                      MORE INFORMATION ABOUT THE PORTFOLIOS

INVESTMENT STRATEGIES OF THE PORTFOLIOS

Each Portfolio has an investment goal and a strategy for pursuing it. The chart below summarizes information about each Portfolio's investment approach. Following this chart is a glossary that further describes the investment and risk terminology that we use. Please review the glossary in conjunction with this chart. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase. You should consider your ability to assume the risks involved before investing in a Portfolio through the various Variable Contracts.

                      SEASONS MANAGED ALLOCATION PORTFOLIOS


                                                         ALLOCATION
                              ALLOCATION GROWTH       MODERATE GROWTH              ALLOCATION               ALLOCATION
                                 PORTFOLIO               PORTFOLIO             MODERATE PORTFOLIO       BALANCED PORTFOLIO
----------------------    ----------------------   ----------------------    ----------------------   ----------------------
What are the              The Portfolio is         The Portfolio is          The Portfolio is         The Portfolio is
Portfolio's principal     structured as a          structured as a           structured as a          structured as a
investments?              "fund-of-funds"          "fund-of-funds"           "fund-of-funds"          "fund-of-funds"
                          which means that it      which means that it       which means that it      which means that it
                          pursues its              pursues its               pursues its              pursues its
                          investment goal by       investment goal by        investment goal by       investment goal by
                          investing in a           investing in a            investing in a           investing in a
                          combination of the       combination of the        combination of the       combination of the
                          Underlying               Underlying                Underlying               Underlying
                          Portfolios.              Portfolios.               Portfolios.              Portfolios.

                          The Underlying           The Underlying            The Underlying           The Underlying
                          Portfolios               Portfolios                Portfolios               Portfolios
                          principally invest in:   principally invest in:    principally invest in:   principally invest in:

                          -  Equity                -  Equity                 -  Equity                -  Equity
                             securities               securities                securities               securities
                          -  Fixed income          -  Fixed income           -  Fixed income          -  Fixed income
                             securities               securities                securities               securities
                          -  Foreign               -  Foreign                -  Foreign               -  Foreign
                             securities               securities                securities               securities

What other types of       The Portfolio may        The Portfolio may         The Portfolio may        The Portfolio may
investments may the       only invest in a         only invest in a          only invest in a         only invest in a
Portfolio invest in?      combination of the       combination of the        combination of the       combination of the
                          Underlying               Underlying                Underlying               Underlying
                          Portfolios               Portfolios                Portfolios               Portfolios

                     SEASONS MANAGED ALLOCATION PORTFOLIOS


                                                         ALLOCATION
                              ALLOCATION GROWTH       MODERATE GROWTH              ALLOCATION               ALLOCATION
                                 PORTFOLIO               PORTFOLIO             MODERATE PORTFOLIO       BALANCED PORTFOLIO
----------------------    ----------------------   ----------------------    ----------------------   ----------------------
What other types of       See investment           See investment            See investment           See investment
investments may the       strategies of the        strategies of the         strategies of the        strategies of the
Portfolio use as part     Underlying               Underlying                Underlying               Underlying
of efficient portfolio    Portfolios               Portfolios                Portfolios               Portfolios
management or to
enhance return?

What risks normally       -  Securities            -  Securities             -  Securities            -  Securities
affect the Portfolio         selection                selection                 selection                selection
(directly or by           -  Non-diversified       -  Non-diversified        -  Non-diversified       -  Non-diversified
investing in the             status                   status                    status                   status
Underlying                -  Market                -  Market                 -  Market                -  Market
Portfolios)?                 volatility               volatility                volatility               volatility
                          -  Small and             -  Small and              -  Small and             -  Small and
                             medium sized             medium sized              medium sized             medium sized
                             companies                companies                 companies                companies
                          -  Interest rate         -  Interest rate          -  Interest rate         -  Interest rate
                             fluctuations             fluctuations              fluctuations             fluctuations
                          -  Credit quality        -  Credit quality         -  Credit quality        -  Credit quality
                          -  Derivatives           -  Derivatives            -  Derivatives           -  Derivatives


                            SEASONS SELECT PORTFOLIOS

                                   STRATEGIC FIXED INCOME
                                        PORTFOLIO
---------------------------------------------------------------
What are the                  -  High yield (junk bonds) (up to
Portfolio's principal            75%)
investments?                  -  Foreign securities:
                                 -  emerging market
                                    governmental securities
                                 -  emerging market corporate
                                    debt instruments
                                 -  eurobonds
                                 -  brady bonds
                              -  Mortgage-backed securities
                              -  Investment grade fixed income
                                 securities

What other types of           -  Asset-backed securities
investments may the           -  Currency transactions
Portfolio invest in?          -  Illiquid securities (up to 15%
                                 of net assets)
                              -  Short-term investments
                              -  Commercial mortgage-backed
                                 securities (CMBs)
                              -  Home equity loan asset-backed
                                 securities (HELs)
                              -  Manufactured housing
                                 asset-backed securities (MHs)

                                   STRATEGIC FIXED INCOME
                                        PORTFOLIO
---------------------------------------------------------------
                              -  Mortgage pass-through
                                 securities, including ARMs
                              -  Collateralized mortgage
                                 obligations (CMOs)
                              -  Convertible securities
                              -  Preferred stocks
                              -  Zero coupon deferred stocks
                              -  Extendable Commercial Notes
                                 (ECNs)
                              -  Interest and PIK bonds

What other types of           -  Currency baskets
investments may the           -  Emerging markets
Portfolio use as part         -  Options and futures
of efficient portfolio        -  Hybrid instruments (up to 10%)
management or to              -  Interest rate swaps, mortgage
enhance return?                  rate swaps, caps, floors and
                                 collars
                              -  Special situations
                              -  Securities lending
                              -  Short sales
                              -  Roll transactions
                              -  Loan participation and
                                 assignments
                              -  Forward foreign currency
                                 exchange contracts
                              -  Forward commitments
                              -  Borrowing for temporary or
                                 emergency purposes (up to 33
                                 1/3%)

What risks normally affect    -  Active trading
the Portfolio?                -  Credit quality
                              -  Derivatives
                              -  Emerging markets
                              -  Hedging
                              -  Illiquidity
                              -  Interest rate fluctuations
                              -  Securities selection
                              -  Market volatility
                              -  Currency volatility
                              -  Junk bonds
                              -  Prepayment
                              -  Foreign exposure
                              -  Short sales risk

INVESTMENT STRATEGIES OF THE UNDERLYING PORTFOLIOS

The following chart sets forth the principal investment strategies of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios intend to invest. The Adviser to the Seasons Managed Allocation Portfolios may change the particular Underlying Portfolios from time to time.

                            SEASONS SELECT PORTFOLIOS

                                                                                           LARGE
                                  LARGE CAP                 LARGE CAP                  CAP COMPOSITE           CASH MANAGEMENT
                              GROWTH PORTFOLIO           VALUE PORTFOLIO                 PORTFOLIO                PORTFOLIO
                          -------------------------  ------------------------    -------------------------  ----------------------
What are the              -  Equity securities of    -  Equity securities of     -  Equity securities of    -  A diversified
Portfolio's                  large companies (at        large companies (at         large companies (at        selection of
principal                    least 80% of net           least 80% of net            least 80% of net           money market
investments?                 assets) selected           assets) selected            assets) that offer         instruments
                             through a growth           through a value             the potential for
                             strategy                   strategy                    long-term growth
                                                                                    of capital or
                                                                                    dividends

What other types          -  Mid-cap stocks          -  Mid-cap stocks           -  Mid-cap stocks          -  Investment
of investments            -  Junk bonds (up to       -  Short-term               -  Junk bonds (up to          grade fixed
may the Portfolio            20%)                       investments (up to          15%)                       income
significantly             -  Short-term                 20%)                     -  Short-term                 securities
invest in?                   investments (up to      -  Foreign securities          investments (up to      -  U.S. government
                             20%)                       (up to 30%)                 20%)                       securities
                          -  Foreign securities      -  ADRs/EDRs/GDRs           -  Foreign securities      -  Illiquid
                          -  Emerging markets        -  PFICs                       (up to 30%)                securities (up to
                          -  ADRs/EDRs/GDRs          -  Illiquid securities      -  ADRs/EDRs/GDRs             10% of net
                          -  PFICs                      (up to 15% of net        -  Illiquid securities        assets)
                          -  Illiquid securities        assets)                     (up to 15% of net
                             (up to 15% of net                                      assets)
                             assets)

                            SEASONS SELECT PORTFOLIOS

                                                                                           LARGE
                                  LARGE CAP                 LARGE CAP                  CAP COMPOSITE           CASH MANAGEMENT
                              GROWTH PORTFOLIO           VALUE PORTFOLIO                 PORTFOLIO                PORTFOLIO
                          -------------------------  ------------------------    -------------------------  ----------------------
What other types          -  Small-cap stocks        -  Small-cap stocks         -  Small-cap stocks        -  Asset-backed
of investments            -  Investment grade        -  Junk bonds (up to        -  Investment grade           and mortgage-
may the Portfolio            fixed income               10%)                        fixed income               backed
use as part of               securities              -  REITs                       securities                 securities
efficient portfolio       -  U.S. government         -  Currency                 -  U.S. government
management or to             securities                 transactions                securities
enhance return?           -  Asset-backed and        -  Currency baskets         -  Asset-backed and
                             mortgage-backed         -  Emerging markets            mortgage-backed
                             securities              -  Options and futures         securities
                          -  REITs                   -  Hybrid instruments       -  PFICs
                          -  Currency                   (up to 10%)              -  REITs
                             transactions            -  Interest rate swaps,     -  Currency transactions
                          -  Currency baskets           mortgage swaps,          -  Currency baskets
                          -  Custodial receipts         caps, floors and         -  Emerging markets
                             and trust certificates     collars                  -  Options and futures
                          -  Options and futures     -  Convertible              -  Hybrid instruments
                          -  Options on foreign         securities and              (up to 10%)
                             currency                   warrants                 -  Interest rate swaps,
                          -  Options on              -  ETFs                        mortgage swaps,
                             securities and          -  Securities lending          caps, floors and
                             securities indices      -  Investment grade            collars
                          -  Hybrid instruments         fixed income             -  Special situations
                             (up to 10%):               securities               -  Convertible
                             - SPDRs                 -  U.S. government             securities and
                             - iShares                  securities                  warrants
                          -  Interest rate caps,     -  Asset-backed and         -  ETFs
                             floors and collars         mortgage-backed          -  Securities lending
                          -  Special situations         securities
                          -  Securities lending      -  Special situations
                          -  ETFs
                          -  Unseasoned
                             companies

                            SEASONS SELECT PORTFOLIOS

                                                                                           LARGE
                                  LARGE CAP                 LARGE CAP                  CAP COMPOSITE           CASH MANAGEMENT
                              GROWTH PORTFOLIO           VALUE PORTFOLIO                 PORTFOLIO                PORTFOLIO
                          -------------------------  ------------------------    -------------------------  ----------------------
What risks                -  Active trading          -  Active trading           -  Active trading          -  Credit quality
normally affect           -  Credit quality          -  Credit quality           -  Credit quality          -  Interest rate
the Portfolio?            -  Derivatives             -  Derivatives              -  Derivatives                fluctuations
                          -  Emerging markets        -  Emerging markets         -  Emerging markets        -  Market
                          -  Foreign exposure        -  Foreign exposure         -  Foreign exposure           volatility
                          -  Growth stocks           -  Hedging                  -  Growth stocks           -  Securities
                          -  Hedging                 -  Illiquidity              -  Hedging                    selection
                          -  Illiquidity             -  Indexing                 -  Illiquidity
                          -  Indexing                -  Interest rate            -  Indexing
                          -  Interest rate              fluctuations             -  Interest rate
                             fluctuations            -  Junk bonds                  fluctuations
                          -  Junk bonds              -  Market volatility        -  Junk bonds
                          -  Market volatility       -  Non-diversified          -  Market volatility
                          -  Non-diversified            status                   -  Non-diversified
                             status                  -  Prepayment                  status
                          -  Prepayment              -  Securities selection     -  Prepayment
                          -  Securities selection    -  Small and medium         -  Securities selection
                          -  Small and medium           sized companies          -  Small and medium
                             sized companies         -  Value investing             sized companies

                                      MID CAP                       MID CAP                       SMALL CAP
                                 GROWTH PORTFOLIO               VALUE PORTFOLIO                   PORTFOLIO
                          -----------------------------  -----------------------------  -----------------------------
What are the Portfolio's  -  Equity securities of        -  Equity securities of        -  Equity securities of
principal investments?       medium- sized                  medium- sized                  small companies (at
                             companies (at least            companies (at least 80%        least 80% of net assets)
                             80% of net assets)             of net assets) selected
                             selected through a             through a value strategy
                             growth strategy

What other types of       -  Large-cap stocks            -  Large-cap stocks            -  Active trading
investments may the       -  Small-cap stocks            -  Small-cap stocks            -  Junk bonds (up to 20%)
Portfolio significantly   -  Short-term investments      -  Junk bonds (up to 20%)      -  Short-term investments
invest in?                   (up to 20%)                 -  Short-term investments         (up to 20%)
                          -  Foreign securities (up         (up to 20%)                 -  Foreign securities (up
                             to 30%)                     -  Foreign securities (up to      to 30%)
                          -  ADRs/EDRs/GDRs                 30%)                        -  ADRs/EDRs/GDRs
                          -  PFICs                       -  ADRs/EDRs/GDRs              -  PFICs
                          -  Illiquid securities (up to  -  Special situations          -  Illiquid securities (up to
                             15% of net assets)          -  PFICs                          15% of net assets)
                                                         -  Illiquid securities (up to  -  Options and futures
                                                            15% of net assets)

What other types of       -  Investment grade fixed      -  Investment grade fixed      -  Large-cap stocks
investments may the          income securities              income securities           -  Mid-cap stocks
Portfolio use as part of  -  U.S. government             -  U.S. government             -  Investment grade fixed
efficient portfolio          securities                     securities                     income securities
management or to          -  Asset-backed and            -  Asset-backed and            -  U.S. government
enhance return?              mortgage-backed                mortgage-backed                securities
                             securities                     securities                  -  Asset-backed and
                          -  REITs                       -  REITs                          mortgage-backed
                          -  Currency transactions       -  Currency transactions          securities
                          -  Currency baskets            -  Currency baskets            -  REITs
                          -  Emerging markets            -  Custodial receipts and      -  Emerging markets
                          -  Options and futures            trust certificates          -  Hybrid instruments (up
                          -  Hybrid instruments (up      -  Emerging markets               to 10%)
                             to 10%)                     -  Options and futures         -  Interest rate swaps,
                          -  Interest rate swaps,        -  Options on foreign             mortgage swaps, caps,
                             mortgage swaps, caps,          currencies                     floors and collars
                             floors and collars          -  Options on securities and   -  Special situations
                          -  Convertible securities         securities indices          -  Securities lending
                             and warrants                -  Hybrid instruments (up      -  ETFs
                          -  ETFs                           to 10%):
                          -  Securities lending          -  - SPDRs
                          -  Special situations          -  - iShares
                                                         -  Interest rate caps, floors
                                                            and collars
                                                         -  Securities lending
                                                         -  ETFs

                                      MID CAP                       MID CAP                       SMALL CAP
                                 GROWTH PORTFOLIO               VALUE PORTFOLIO                   PORTFOLIO
                          -----------------------------  -----------------------------  -----------------------------
                          -  Active trading              - Active trading               -  Active trading
What risks normally       -  Credit quality              - Credit quality               -  Credit quality
affect the Portfolio?     -  Derivatives                 - Derivatives                  -  Derivatives
                          -  Emerging markets            - Emerging markets             -  Emerging markets
                          -  Foreign exposure            - Foreign exposure             -  Foreign exposure
                          -  Growth stocks               - Hedging                      -  Growth stocks
                          -  Hedging                     - Illiquidity                  -  Hedging
                          -  Illiquidity                 - Indexing                     -  Junk bonds
                          -  Indexing                    - Interest rate fluctuations   -  Illiquidity
                          -  Interest rate fluctuations  - Junk bonds                   -  Indexing
                          -  Market volatility           - Market volatility            -  Interest rate fluctuations
                          -  Non-diversified status      - Non-diversified status       -  Market volatility
                          -  Prepayment                  - Prepayment                   -  Non-diversified status
                          -  Securities selection        - Securities selection         -  Prepayment
                          -  Small and medium sized      - Small and medium sized       -  Securities selection
                             companies                     companies                    -  Small and medium sized
                          -  Technology sector           - Value investing                 companies

                               INTERNATIONAL EQUITY               DIVERSIFIED FIXED               STRATEGIC FIXED INCOME
                                    PORTFOLIO                      INCOME PORTFOLIO                      PORTFOLIO
                          -----------------------------  ----------------------------------  ----------------------------------
What are the Portfolio's  -   Equity securities (at      -     Fixed income securities       -   High yield (junk bonds)
principal investments?        least 80% of net assets)         (at least 80% of net              (up to 75%)
                              of issuers in at least           assets) including U.S.        -   Foreign securities:
                              three countries other            and foreign government            -    emerging market
                              than the U.S.                    securities ("Net assets"               governmental
                                                               will take into account                 securities
                                                               any borrowings for                -    emerging market
                                                               investment purposes)                   corporate debt
                                                         -     Mortgage-backed                        instruments
                                                               securities                        -    eurobonds
                                                         -     Investment grade fixed            -    brady bonds
                                                               income securities             -   Mortgage-backed securities
                                                         -     Foreign securities (up to     -   Investment grade fixed
                                                               30%)                              income securities
                                                         -     Junk bonds (up to 20%)

What other types of       -   Large-cap stocks           -     Asset-backed and              -   Asset-backed securities
investments may the       -   Mid-cap stocks                   mortgage-backed               -   Currency transactions
Portfolio significantly   -   Small-cap stocks                 securities                    -   Illiquid securities (up  to
invest in?                -   Junk bonds (up to 20%)     -     ADRs/EDRs/GDRs                    15% of net assets)
                          -   Short-term investments     -     PFICs                         -   Short-term investments
                              (up to 20%)                -     Illiquid securities (up       -   Commercial mortgage-
                          -   ADRs/EDRs/GDRs                   to 15% of net assets)             backed securities (CMBs)
                          -   PFICs                      -     Short-term investments        -   Home equity loan asset-
                          -   Foreign securities               (up to 20%)                       backed securities (HELs)
                          -   Emerging markets           -     ETFs                          -   Manufactured housing
                          -   Illiquid securities                                                asset-backed securities (MHs)
                              (up to 15% of net assets)                                      -   Mortgage pass-through
                                                                                                 securities, including ARMs
                                                                                             -   Collateralized mortgage
                                                                                                 obligations (CMOs)
                                                                                             -   Convertible securities
                                                                                             -   Preferred stocks
                                                                                             -   Zero coupon deferred stocks
                                                                                             -   ECNs
                                                                                             -   Interest and PIK bonds

What other types of       -   Investment grade fixed     -     Currency transactions         -   Currency baskets
investments may the           income securities          -     Currency baskets              -   Emerging markets
Portfolio use as part of  -   U.S. government            -     Emerging markets              -   Options and futures
efficient portfolio           securities                 -     Options and futures           -   Hybrid instruments (up
management or to          -   Asset-backed and           -     Hybrid instruments                to 10%)
enhance return?               mortgage-backed            -     (up to 10%)                   -   Interest rate swaps,
                              securities                 -     Interest rate swaps,              mortgage rate swaps,
                          -   REITs                            mortgage swaps, caps,             caps, floors and collars
                          -   Currency transactions            floors and collars            -   Special situations
                          -   Currency baskets           -     Special situations            -   Securities lending

                               INTERNATIONAL EQUITY               DIVERSIFIED FIXED               STRATEGIC FIXED INCOME
                                    PORTFOLIO                      INCOME PORTFOLIO                      PORTFOLIO
                          -----------------------------  ----------------------------------  ----------------------------------
                          -   Custodial receipts and     -     Securities lending            -   Short sales
                              trust certificate                                              -   Roll transactions
                          -   Options and futures                                            -   Loan participation and
                          -   Options of foreign                                                 assignments
                              currencies                                                     -   Forward foreign
                          -   Options on securities                                              currency exchange
                          -   and securities indices                                             contracts
                          -   Hybrid instruments (up                                         -   Forward commitments
                              to 10%):                                                       -   Borrowing for temporary
                              -  SPDRs                                                           or emergency purposes
                              -  iShares                                                         (up to 33 1/3%)
                          -   Interest rate caps,
                              floors and collars
                          -   Special situations
                          -   Securities lending
                          -   ETFs
                          -   Unseasoned companies

What risks normally       -   Active trading             -     Active trading                -   Active trading
affect the Portfolio?     -   Credit quality             -     Credit quality                -   Credit quality
                          -   Derivatives                -     Derivatives                   -   Derivatives
                          -   Emerging markets           -     Emerging markets              -   Emerging markets
                          -   Foreign exposure           -     Foreign exposure              -   Hedging
                          -   Hedging                    -     Hedging                       -   Illiquidity
                          -   Illiquidity                -     Illiquidity                   -   Interest rate fluctuations
                          -   Indexing                   -     Indexing                          Securities selection
                          -   Interest rate              -     Interest rate fluctuations    -   Market volatility
                              fluctuations               -     Junk bonds                    -   Currency volatility
                          -   Junk bonds                 -     Market volatility             -   Junk bonds
                          -   Market volatility          -     Prepayment                    -   Prepayment
                          -   Non-diversified status     -     Securities selection          -   Foreign exposure
                          -   Prepayment                                                     -   Short sales risk
                          -   Securities selection

                                         SEASONS FOCUSED PORTFOLIOS
                          FOCUS GROWTH         FOCUS GROWTH AND        FOCUS VALUE            FOCUS TECHNET
                           PORTFOLIO           INCOME PORTFOLIO         PORTFOLIO               PORTFOLIO
                       ------------------    -------------------   --------------------   --------------------
What are the           -  Equity             -  Equity             -  Equity              -  Equity
Portfolio's               securities of         securities of         securities:            securities (at
principal                 companies of          large cap             -large-cap stocks      least 80% of  net
investments?              any market            companies:            -mid-cap stocks        assets will be
                          capitalization        -convertible          -small-cap stocks      invested in
                                                securities            -convertible           technology
                                                -warrants               securities            companies):
                                                -rights               -warrants -rights      large-cap stocks
                                             -  Preferred stocks   -  Preferred stocks       -mid-cap stocks
                                                                                             -small-cap stocks
                                                                                             -convertible
                                                                                             securities
                                                                                             -warrants
                                                                                             -rights
                                                                                          -  Preferred
                                                                                             stocks

What other types  of   -  Preferred          -  Mid-cap stocks     -  Foreign             -  Foreign
investments  may the      stocks  (up to     -  Small-cap stocks      securities             securities
Portfolio                 15% of net         -  Foreign            -  Illiquid            -  Illiquid
significantly             assets)               securities            securities  (up        securities  (up
invest in?             -  Junk bonds         -  Illiquid              to 15% of net          to 15% of net
                          (up  to 20%)          securities  (up       assets)                assets)
                                                to 15% of net      -  Junk bonds          -  Junk bonds
                                                assets)               (up  to 20%)           (up  to 20%)
                                             -  Junk bonds         -  Forward
                                                (up  to 20%)          foreign
                                                                      currency
                                                                      exchange
                                                                      contracts
                                                                   -  ETFs
                                                                   -  REITs
                                                                   -  ADRs/EDRs/GD
                                                                      Rs
                                                                   -  PFICs
                                                                   -  Investment
                                                                      companies

What other types  of   -  Short-term         -  Short-term         -  Short-term          -  Short-term
investments  may the      investments (up       investments (up       investments (up        investments (up
Portfolio  use as         to 20%)               to 25%)               to 25%)                to 20%)
part of  efficient     -  Defensive          -  Defensive          -  Defensive           -  Defensive
portfolio                 instruments           instruments           instruments            instruments
management or to       -  Options and        -  Options and        -  Options and         -  Options and
enhance return?           futures               futures               futures                futures
                       -  Special            -  Special            -  Special             -  Special
                          situations            situations            situations             situations
                       -  Currency           -  Currency           -  Securities          -  Currency
                          transactions          transactions          lending                transactions
                       -  ETFs               -  Fixed-income       -  Currency            -  Fixed-income
                       -  Fixed-income          securities            transactions           securities
                          securities         -  Securities         -  Hybrid              -  Securities
                       -  Hybrid                lending               instruments (up        lending
                          instruments (up    -  Hybrid                to 10%)             -  Hybrid
                          to 10%)               instruments (up    -  Fixed                  instruments (up
                       -  REITs                 to 10%)               income                 to 10%)
                                                                      securities

                       -  Securities         - Forward
                          lending              foreign
                       -  Forward              currency
                          foreign              exchange
                          currency             contracts
                          exchange
                          contracts

What risks  normally   -  Active             -  Active             -  Active              -  Active trading
affect  the               trading               trading               trading             -  Credit quality
Portfolio?             -  Credit             -  Credit             -  Derivatives         -  Derivatives
                          quality               quality            -  Foreign             -  Emerging
                       -  Derivatives        -  Derivatives           exposure               markets
                       -  Foreign            -  Foreign            -  Growth stocks       -  Foreign
                          exposure              exposure           -  Hedging                exposure
                       -  Growth stocks      -  Growth stocks      -  Junk bonds          -  Growth stocks
                       -  Hedging            -  Hedging            -  Market              -  Hedging
                       -  Interest           -  Interest              volatility          -  Interest
                          rate                  rate               -  Non-diversified        rate fluctuations
                          fluctuations          fluctuations          status              -  Junk bonds
                       -  Junk bonds         -  Junk bonds         -  Securities          -  Market
                       -  Market             -  Market                selection              volatility
                          volatility            volatility         -  Small and           -  Non-diversified
                       -  Non-diversified    -  Non-diversified       medium sized           status
                          status                status                companies           -  Securities
                       -  Securities         -  Securities         -  Value                  selection
                          selection             selection             investing           -  Small and
                       -  Small and          -  Small and                                    medium sized
                          medium sized          medium sized                                 companies
                          companies             companies                                 -  Technology
                                                                                             sector

                                    GLOSSARY

For purposes of this section entitled "Glossary" only, the term "Portfolio" refers to any one or more of the Seasons Managed Allocation Portfolios, the Underlying Portfolios and/or the Strategic Fixed Income Portfolio.

INVESTMENT TERMINOLOGY

BRADY BONDS are foreign securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. For further information regarding brady bonds, please see the supplemental glossary in the Statement of Additional Information, which is incorporated by reference into this prospectus.

A CURRENCY BASKET consists of specified amounts of currencies of certain foreign countries.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to generate income. For example, a Portfolio may enter into foreign forward currency exchange contracts to gain exposure to a country or region.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES represent interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which certain Portfolios may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain Portfolios may also invest in separately issued interests in custodial receipts and trust certificates.

DEFENSIVE INSTRUMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

      - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

      - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company at the time of purchase. With respect to all Portfolios, generally, large-cap stocks will include companies that fall within the range of the Russell 1000(R) Index, mid-cap stocks will include companies that fall within the capitalization range of either the Russell Midcap(R) Index or the S&P Midcap(R) 400 Index, and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index as of the date of this Prospectus.

            Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above or below the range.

      - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

      - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EUROBONDS are bonds issued and traded outside the country whose currency it is denominated in, and outside the regulations of a single country, and is usually a bond issued by a non-European company for sale in Europe.

EXCHANGE TRADED FUNDS (ETFS) are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risk of owning an ETF reflects the risk of owning the underlying security they are designed to track. Lack of liquidity in an ETF results in it being more volatile.

EXTENDABLE COMMERCIAL NOTES (ECNS) are very similar to commercial paper except that with ECNs, the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. The issuer of an ECN has the option to extend maturity to 390 days. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECNs' credit rating at the time. For further information regarding ECNs, please see the supplemental glossary in the Statement of Additional Information, which is incorporated by reference into this prospectus.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

      - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

      - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Manager).

      - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

      - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, and ASSET-BACKED SECURITIES.

      - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICS), American Depositary Receipts
(ADRS) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRS) and Global Depositary Receipts (GDRS). Certain companies based outside the United States may not be considered foreign securities if their operations are linked primarily to the United States. In general, the Manager may not consider ADRs and securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be foreign securities. An EMERGING MARKET country is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Manager.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date the contract is entered into). These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

HYBRID INSTRUMENTS, such as INDEXED (i.e., Standard and Poor's Depositary Receipts (SPDRs) and ISHARESSM) and STRUCTURED SECURITIES and other ETFS, can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID SECURITIES are generally securities which cannot easily be sold within seven days. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

INTEREST RATE SWAPS, MORTGAGE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of interest payments is based, is tied to a reference pool or pools of mortgages.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, currencies or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security, or other asset or currency, at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may sell covered call and put options and purchase put and call options on any securities in which the Portfolios may invest or on any securities index consisting of securities in which it may invest. A Portfolio may also, to the extent consistent with its investment policies, purchase and sell put and call options on foreign currencies.

PIK BONDS are payment-in-kind bonds that may pay bondholders compensation in a form other than cash.

REITS (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by the trust.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities with the commitment to purchase substantially similar (same type, coupon, maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions, the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that the price at the time of replacement may be greater than the price at which the security was sold. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

TOTAL RETURN SWAPS are contracts under which one party agrees to make payments of the total return from the underlying asset during the specified period.

UNSEASONED COMPANIES are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with established operating records.

U.S. TREASURY INFLATION PROTECTION SECURITIES are issued by the United States Department of Treasury with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers. The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed upon price on a specified future date. At the time of delivery of the security, the value may be more or less than the purchase price.

A SPECIAL SITUATION arises when, in the opinion of the Manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

ABOUT THE INDICES

      - CITIGROUP MORTGAGE INDEX is the mortgage component of the Citigroup BIG Index SM comprising 30- and 15-year Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) pass-throughs, and FNMA and FHLMC balloon mortgages. It is reweighed each month to reflect new issuance and principal paydowns.

      - JP MORGAN EMERGING MARKETS BOND INDEX PLUS (EMBI+) tracks total returns for external-currency-denominated debt instruments of the emerging markets: brady bonds, loans, eurobonds, as well as U.S. dollar-denominated local market instruments. The EMBI+ expands upon J.P. Morgan's original Emerging Markets Bond Index, which was introduced in 1992, covers only Brady bonds, and has more restrictive liquidity criteria. The EMBI+ is concentrated in instruments from the three major Latin American countries (Argentina, Brazil, and Mexico), reflecting the size and liquidity of these external debt markets. The non-Latin countries are represented in the index by Bulgaria, Morocco, Nigeria, the Philippines, Poland, Russia, and South Africa.

      - LEHMAN BROTHERS U.S. AGGREGATE INDEX combines several Lehman Brothers fixed-income indices to give a broad view of the performance of the U.S. fixed income market.

      - THE MERRILL LYNCH HIGH YIELD MASTER INDEX measures the performance of the non-investment grade U.S. domestic bond market. It captures close to $200 billion of the outstanding debt of domestic market issuers rated below investment grade but not in default. The index is rebalanced on the last calendar day of the month.

      - MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX is a market capitalization weighted composite of securities in 19 developed markets.

      - NASDAQ 100(R) INDEX is a market capitalization weighted, unmanaged index of 100 of the largest non-financial domestic common stocks listed on the National Market tier of the NASDAQ Stock Market.

      - RUSSELL 1000(R) GROWTH INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

      - RUSSELL 1000(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.

      - RUSSELL 2000(R) INDEX is an unmanaged index of common stock prices that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index and is widely recognized as representative of small-cap growth stocks.

      - RUSSELL 3000(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell 3000(R) companies with lower price-to-book ratios and lower forecasted growth values.

      - RUSSELL MIDCAP(R) GROWTH INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

      - RUSSELL MIDCAP(R) VALUE INDEX is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

      - S&P 500(R) INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is also an unmanaged market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.


Certain of the Underlying Portfolios invest in either the growth or value "subset" of an index. These subsets are created by splitting an index according to "book-to-price" ratio (that is, the difference between an issuer's "book value" and its market capitalization). The value subset of an index contains securities of issuers with lower book-to-price ratios, while a growth subset contains those of issuers with higher book-to-price ratios. The S&P 500(R)/BARRA GROWTH AND VALUE INDEXES are constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with lower book-to-price ratios; conversely, the growth index has firms with higher book-to-price ratios. Each company in the index is assigned to either the value or growth index so that the two style indices "add up" to the full index. Like the full

S&P indexes, the value and growth indexes are capitalization-weighted, meaning that each stock is weighted in proportion to its market value. Investors cannot invest directly in the indexes.


RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each fiscal year in the past five years or since inception.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, currency, index or benchmark (e.g., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent a forward, option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market may reward growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INDEXING: The passively managed index portion of each Multi-Managed Seasons Select Portfolio will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise, the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SHORT SALE RISKS: Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: The industries in which technology companies may be found can be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in governmental regulation and policies. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

VALUE INVESTING: When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

                                   MANAGEMENT

INVESTMENT ADVISER AND MANAGER

AIG SUNAMERICA ASSET MANAGEMENT CORP. SunAmerica serves as investment adviser for the Portfolios and the Underlying Portfolios of the Trust. SunAmerica selects the subadvisers ("Subadvisers") for the Underlying Portfolios (including the Strategic Fixed Income Portfolio), manages the investments for certain Underlying Portfolios or portions of Underlying Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio and Underlying Portfolio.


SunAmerica, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, was organized in 1982 as a corporation under the laws of the State of Delaware, and managed, advised or administered assets in excess of $39 billion as of September 30, 2004. SunAmerica is a wholly owned subsidiary of AIG Retirement Services, Inc., which is a wholly owned subsidiary of American International Group, Inc. SunAmerica is engaged in providing investment advice and management services to the Trust, other mutual funds and pension funds. In addition to serving as Adviser to the Trust, SunAmerica serves as adviser, manager and/or administrator for Anchor Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.


In addition to serving as the Adviser to the Trust and each Portfolio and Underlying Portfolio and supervising activities of the Subadvisers of the Underlying Portfolios, SunAmerica manages the Cash Management Portfolio and portions of the Large Cap Composite, Focus TechNet, Small Cap and Diversified Fixed Income Portfolios, each of which is an Underlying Portfolio.



For SunAmerica's services as investment adviser, each Seasons Managed Allocation Portfolio pays SunAmerica an annual management fee of 0.10%.


SunAmerica compensates the Subadvisers out of the fees that it receives from the Portfolios. SunAmerica may terminate any agreement with a Subadviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers that have no affiliation with SunAmerica ("unaffiliated Subadvisers") approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a Subadviser Agreement. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Subadviser changes. The order also permits the Trust to disclose to shareholders the Subadviser fees only in the aggregate for each Portfolio. Each of the Subadvisers, except for AIGGIC, is unaffiliated with SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the Subadvisers fees. These fees do not increase Portfolio expenses.

INFORMATION ABOUT THE SUBADVISERS

AIG GLOBAL INVESTMENT CORP. AIGGIC, a New Jersey corporation, is an indirect wholly owned subsidiary of AIG and is a part of AIG Global Investment Group ("AIGGIG"). AIGGIG comprises a group of international investment adviser companies (including AIGGIC), which provide advice, investment products and asset management services to clients around the world. As of September 30, 2004, AIGGIG managed approximately $430 billion, of which approximately $367 billion relates to AIG affiliates and $63 billion relates to client assets. These figures do not include assets sub-advised to third-party managers. AIGGIC is located at 70 Pine Street, New York, New York 10270.

FRANKLIN ADVISERS, INC. Franklin Advisers was incorporated in California and registered with the SEC as an investment adviser in 1985. Franklin Advisers is a wholly owned subsidiary of Franklin Resources, Inc., a publicly traded, global investment management organization incorporated in Delaware. Franklin Advisers provides investment advisory, portfolio management and administrative services under management agreements with most of the funds in the Franklin Group of Funds. As of September 30, 2004, Franklin Advisers had approximately $361 billion in assets under management. Franklin Advisers is located at One Franklin Parkway, San Mateo, California 94403.

IBBOTSON ASSOCIATES ADVISORS, LLC. Ibbotson is a wholly owned subsidiary of Ibbotson Associates. Ibbotson has principal offices at 225 N. Michigan Avenue, Suite 700, Chicago, Illinois 60601. Ibbotson provides subadvisory services to financial service firms. As of October 22, 2004, Ibbotson had approximately $1.2 billion in assets under management.


SALOMON BROTHERS ASSET MANAGEMENT INC. Salomon Brothers, located at 399 Park Avenue, New York, New York 10022, is an indirect, wholly owned subsidiary of Citigroup, Inc. ("Citigroup"). Salomon Brothers was established in 1987 and together with its affiliates in London, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and securities trading -- and use diverse channels to make them available to consumer and corporate customers around the world. As of September 30, 2004, Salomon Brothers had approximately $ 78.3 billion in assets under management.


PORTFOLIO MANAGEMENT

The management of the Portfolios is summarized in the following table. SunAmerica may allocate the Seasons Managed Allocation Portfolios' assets among their three respective Managers in its sole discretion.

                      SEASONS SELECT PORTFOLIOS
------------------------------------------------------------------------
                                    PORTFOLIO MANAGEMENT ALLOCATED AMONG
            PORTFOLIO                     THE FOLLOWING MANAGERS
            ---------               ------------------------------------
Strategic Fixed Income Portfolio                  AIGGIC
                                             Franklin Advisers
                                             Salomon Brothers


              SEASONS MANAGED ALLOCATION PORTFOLIOS
-----------------------------------------------------------------
            PORTFOLIOS                                    MANAGER
            ----------                                    -------
Allocation Growth Portfolio                              Ibbotson
Allocation Moderate Growth Portfolio                     Ibbotson
Allocation Moderate Portfolio                            Ibbotson
Allocation Balanced Portfolio                            Ibbotson


The primary investment manager(s) and/or the management team(s) for the Portfolio is set forth in the following tables.

                                                             NAME AND TITLE OF
                                                                PORTFOLIO(S)
                                                            MANAGER(S) (AND/OR
           PORTFOLIO(S)               MANAGER(S)             MANAGEMENT TEAM(S)                       EXPERIENCE
--------------------------------  -----------------    ---------------------------   -------------------------------------------
Strategic Fixed Income Portfolio  AIGGIC               -   Gordon Massie Executive   Mr. Massie joined AIGGIC in 2001 as
                                                           Vice President and Head   Executive Vice President, High Yield Bonds,
                                                           of Management Team        following the acquisition of American
                                                                                     General Investment Management, L.P.
                                                                                     ("AGIM"). He currently manages assets
                                                                                     including mutual fund assets for the public
                                                                                     fixed-income sectors of AIGGIC. Mr. Massie
                                                                                     joined AGIM in 1998. Previously, Mr.
                                                                                     Massie was Director of High Yield Research
                                                                                     of American General Corporation from 1986
                                                                                     to 1998.

                                  Franklin Advisers    -   Roger Bayston, CFA,       Mr. Bayston has been a Senior Vice
                                                           Senior Vice President     President of Franklin Advisers since 1999.
                                                                                     He joined Franklin Templeton Investments,
                                                                                     an affiliated fund complex, in 1991.

                                  Salomon Brothers     -   Peter Wilby, CFA,         Mr. Wilby is a Managing Director in the
                                                           Managing Director         Salomon Brothers Asset Management group and
                                                                                     joined the firm in 1989.

                                                                                     Mr. Craige is a Managing Director in the
                                                       -   James E. Craige, CFA,     Salomon Brothers Asset Management group and
                                                           Managing Director         joined the firm in 1992.

                                                                                     Mr. Flanagan is a Managing Director in the
                                                                                     Salomon Brothers Asset Management group and
                                                                                     joined the firm in 1991.
                                                       -   Thomas K. Flanagan,
                                                           CFA, Managing Director

Seasons Managed Allocation        Ibbotson             -   Peng Chen, Ph.D.,         Mr. Chen has been Chief Investment Officer
Portfolios                                                 CFA, Chief Investment     since 2004. He was Director of Research from
                                                           Officer                   2000 to 2004 and joined the firm in 1997.
                                                                                     Mr. Kaye joined the firm in 2004. Previously,
                                                       -   Alexander E. Kaye,        Mr. Kaye was an account manager at UBS Global
                                                           CFA, Consultant           Asset Management.

                                                                                     Mr. Smart joined the firm in 2002.
                                                                                     Previously, Mr. Smart was at Morgan Stanley
                                                                                     (2001 to 2002), and Impact Components
                                                       -   Lukas Smart, CFA,         (1999-2001).
                                                           Consultant

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

                               ACCOUNT INFORMATION

Shares of the Portfolios are not offered directly to the public. Instead, Class 3 shares of the Portfolios are issued and redeemed only in connection with investments in and payments made under Variable Contracts offered by the Life Insurance Companies. All shares of the Trust are owned by "Separate Accounts" of the Life Insurance Companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the Life Insurance Companies. Class 3 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus.

You should also be aware that the Variable Contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract, including information on fees and expenses of the Contract, and the Portfolios available to you in the prospectus that offers the contract, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the Life Insurance Companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

SERVICE FEES

Class 3 shares of the Strategic Fixed Income Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of such class of shares. The service fees will be used to compensate the Life Insurance Companies for costs associated with servicing such class of shares, including the cost of reimbursing the Life Insurance Companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Contracts who are the indirect beneficial owners of the Strategic Fixed Income Portfolio's Class 3 shares. Because these service fees are paid out of the Strategic Fixed Income Portfolio's Class 3 assets on an ongoing basis, over time, these fees will increase the cost of your investment in the Strategic Fixed Income Portfolio and may cost you more than paying other types of sales charges.

Class 3 shares of each Seasons Managed Allocation Portfolio are not subject to a Rule 12b-1 plan. However, the Class 3 shares of the Underlying Portfolios in which the Seasons Managed Allocation Portfolios are invested are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of the Underlying Portfolios' Class 3 shares. Because the cost of these service fees are borne indirectly by the Class 3 shares of each Seasons Managed Allocation Portfolio on an ongoing basis, over time, these fees will increase the cost of your investment in the Seasons Managed Allocation Portfolios and may cost you more than paying other types of sales charges.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets by the number of outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchase or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, the shares of the Strategic Fixed Income Portfolio are subject to service fees pursuant to a 12b-1 plan and the shares of the Seasons Managed Allocation Portfolios indirectly bear the cost of service fees pursuant to the 12b-1 plan of the Underlying Portfolios.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Trust accepts the request. If the Trust receives the order before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the Trust receives the order after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. Each Portfolio annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio and share class on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. So long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES


The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading ("market timing") vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.



The Trust believes that market timing activity is not in the best interest of its Portfolios' performance or their participants. Market timing can disrupt the ability of a Manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio's expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio's ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities ("junk bonds"), they may be particularly vulnerable to market timing. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio's international portfolio securities trade and the time as of which the Portfolio's net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio's junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of market timing (see "Transaction Policies - Valuation of Shares").



Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board's policy is that the Portfolios must rely on the insurance company separate account to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company separate account in order to help facilitate the enforcement of such entity's market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.


Please review your Variable Contract prospectus for more information regarding the insurance company's market timing policies and procedures, including any costs, restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract.

Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

PORTFOLIO HOLDINGS

The Trust's policies and procedures with respect to the disclosure of the Portfolios' securities are described in the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS

No financial highlight information is presented for the Portfolios because they have not commenced investment operations as of the date of this Prospectus.

                              FOR MORE INFORMATION

The following documents contain more information about the Portfolios and/or the Underlying Portfolios, as applicable, and are available free of charge upon request:

      ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected performance for the most recently completed fiscal year.

      STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios by contacting:

      AIG SunAmerica Assurance Insurance Company
      Annuity Service Center
      P.O. Box 54299
      Los Angeles, California 90054-0299
      1-800-445-7862

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (202) 942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT

File No. 811-07725

                      STATEMENT OF ADDITIONAL INFORMATION

                              SEASONS SERIES TRUST

      -     ALLOCATION GROWTH PORTFOLIO


      -     ALLOCATION MODERATE GROWTH PORTFOLIO



      -     ALLOCATION MODERATE PORTFOLIO



      -     ALLOCATION BALANCED PORTFOLIO


      -     STRATEGIC FIXED INCOME PORTFOLIO


This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the current Prospectus of Seasons Series Trust (the "Trust") dated January 18, 2005. This Statement of Additional Information ("SAI") incorporates the Prospectus by reference. The Trust's audited financial statements are incorporated into this SAI by reference to its 2004 annual report to shareholders. You may request a copy of the Prospectus and/or annual report at no charge by calling (800) 445-SUN2 or writing the Trust at the address below. Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.


                                 P.O. Box 54299
                       Los Angeles, California 90054-0299
                                 (800) 445-SUN2


                                JANUARY 18, 2005

                                TABLE OF CONTENTS

                                                                                PAGE
THE TRUST....................................................................     4

INVESTMENT OBJECTIVES AND POLICIES...........................................     4

Supplemental Glossary........................................................    10
         Short-Term Investments..............................................    10
                  Money Market Securities....................................    10
                  Commercial Bank Obligations................................    10
                  Savings Association Obligations............................    10
                  Commercial Paper...........................................    10
                  Variable Amount Master Demand Notes........................    10
                  Corporate Bonds and Notes..................................    11
                  Government Securities......................................    11
                  Repurchase Agreements......................................    12
         Mortgage-Backed Securities..........................................    12
                  GNMA Certificates..........................................    13
                  FHLMC Certificates.........................................    13
                  FNMA Certificates..........................................    13
                  Conventional Mortgage Pass-Through Securities..............    13
                  Collateralized Mortgage Obligations........................    14
                  Stripped Mortgage-Backed Securities........................    14
         Asset-Backed Securities.............................................    15
         U.S. Treasury Inflation Protection Securities.......................    15
         Loan Participations and Assignments.................................    16
         Short Sales.........................................................    16
         Inverse Floaters....................................................    17
         Illiquid Securities.................................................    17
         Currency Volatility.................................................    18
         Defensive Instruments...............................................    18
         Derivatives.........................................................    18
         REITs...............................................................    18
         Floating Rate Obligations...........................................    19
         Variable Rate Demand Notes..........................................    19
         When-Issued and Delayed-Delivery Securities.........................    19
         Hybrid Instruments..................................................    20
         Other Investment Companies..........................................    21
                  iShares(SM)................................................    21
                  Standard & Poor's Depositary Receipts......................    22
         Swaps, Caps, Floors and Collars.....................................    22
         Equity Swaps........................................................    23
         IPO Investing.......................................................    23
         Interfund Borrowing and Lending Program.............................    23
         Securities Lending..................................................    24
         Borrowing...........................................................    24
         Reverse Repurchase Agreements.......................................    24
         Roll Transactions...................................................    25
         Standby Commitments.................................................    25
         Warrants............................................................    25
         Non-Diversified Status..............................................    26
         Foreign Securities..................................................    26
         Passive Foreign Investment Companies................................    27
         Options and Futures.................................................    27

                  Options on Securities................................................................    28
                  Options on Foreign Currencies........................................................    29
                  Options on Securities Indices........................................................    30
                  Yield Curve Options..................................................................    30
                  Futures..............................................................................    30
                  Options on Futures...................................................................    31
         Forward Foreign Currency Exchange Contracts...................................................    32
         New Developments..............................................................................    33
         Portfolio Trading.............................................................................    33
         Special Situations............................................................................    33
         Supplemental Information About Derivatives and Their Use......................................    34
         Regulatory Aspects of Derivatives.............................................................    34
         Possible Risk Factors in Derivatives..........................................................    34
         Supplemental Information Concerning High-Yield, High-Risk Bonds and Securities Ratings........    35
         High-Yield, High-Risk Bonds...................................................................    35
                  Sensitivity to Interest Rate and Economic Changes....................................    35
                  Payment Expectations.................................................................    35
                  Liquidity and Valuation..............................................................    35

INVESTMENT RESTRICTIONS................................................................................    37

TRUST OFFICERS AND TRUSTEES............................................................................    39

TRUSTEE OWNERSHIP OF TRUST SHARES......................................................................    42

INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT...........................................................    43

SUBADVISORY AGREEMENT..................................................................................    45

APPROVAL OF ADVISORY AGREEMENTS........................................................................    45

PERSONAL SECURITIES TRADING............................................................................    49

RULE 12b-1 PLAN........................................................................................    50

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES.............................................................    50

SHARES OF THE TRUST....................................................................................    52

PRICE OF SHARES........................................................................................    52

EXECUTION OF PORTFOLIO TRANSACTIONS....................................................................    53

GENERAL INFORMATION....................................................................................    54
         Custodian.....................................................................................    54
         Independent Registered Public Accounting Firm and Legal Counsel...............................    55
         Reports to Shareholders.......................................................................    55
         Shareholder and Trustee Responsibility........................................................    55
         Registration Statement........................................................................    55
         Proxy Voting Policies and Procedures..........................................................    55
         Disclosure of Portfolio Holdings Policies and Procedures......................................    57

FINANCIAL STATEMENTS...................................................................................    58

APPENDIX...............................................................................................    59

                                    THE TRUST


The Trust, organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts, and may be sold to fund variable life contracts in the future. The Trust currently consists of 24 separate portfolios, five of which, the Allocation Growth Portfolio, Allocation Moderate Growth Portfolio, Allocation Moderate Portfolio and Allocation Balanced Portfolio (known as the "Seasons Managed Allocation Portfolios") and the Strategic Fixed Income Portfolio, are discussed herein. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds," which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios (including the Strategic Fixed Income Portfolio) and the Seasons Focused Portfolios (such underlying portfolios collectively referred to as the "Underlying Portfolios", and, together with the Seasons Managed Allocation Portfolios and the Seasons Fixed Income Portfolio, the "Portfolios").



On September 29, 2004, the Board of Trustees, including a majority of disinterested Trustees as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of the Trust (the "Independent Trustees") approved the creation of Allocation Growth Portfolio, the Allocation Moderate Growth Portfolio, the Allocation Moderate Portfolio, the Allocation Balanced Portfolio and the Strategic Fixed Income Portfolio. The Board of Trustees may establish additional portfolios or classes in the future.


Shares of the Seasons Managed Allocation Portfolios and the Strategic Fixed Income Portfolio are held by Variable Annuity Account Five, a separate account of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company) ("Life Company"), an Arizona life insurance company. The Life Company is a wholly-owned subsidiary of SunAmerica Life Insurance Company, an Arizona corporation wholly owned by American International Group, Inc. ("AIG"), a Delaware corporation. The Life Company may issue variable life contracts that also will use the Trust as the underlying investment. The offering of Trust shares to variable annuity and variable life separate accounts is referred to as "mixed funding." It may be disadvantageous for variable annuity separate accounts and variable life separate accounts to invest in the Trust simultaneously. Although neither the Life Company nor the Trust currently foresees such disadvantages either to variable annuity or variable life contract owners, the Board of Trustees of the Trust will monitor events in order to identify any material conflicts to determine what action, if any, should be taken in response thereto. Shares of the Trust may be offered to separate accounts of other life insurance companies that are affiliates of the Life Company.

AIG SunAmerica Asset Management Corp. ("SunAmerica" or "Adviser"), an indirect, wholly-owned subsidiary of the Life Company, serves as investment adviser for each Seasons Managed Allocation Portfolio and the Strategic Fixed Income Portfolio. As described in the Prospectus, SunAmerica may retain subadvisers (each, a "Manager" and together with SunAmerica, the "Managers") to assist in the management of one or more Portfolios.

                       INVESTMENT OBJECTIVES AND POLICIES

Each Seasons Managed Allocation Portfolio pursues its investment goal by allocating its assets among a combination of the Underlying Portfolios.


The investment goal and principal investment strategy for each of the Seasons Managed Allocation Portfolios and the Strategic Fixed Income Portfolio, along with certain types of investments they make under normal market conditions and for efficient portfolio management, are described under "Trust Highlights" and "More Information About the Portfolios - Investment Strategies" in the Prospectus. The following charts and information supplement the information contained in the Prospectus and provide information concerning investments the Underlying Portfolios (including the Strategic Fixed Income Portfolio) made on a periodic basis, which includes infrequent investments or investments in which the Underlying Portfolios reserve the right to invest. We have also included a supplemental glossary to define investment and risk terminologies used in the charts herein that do not otherwise appear in the Prospectus under the section entitled "Glossary." In addition, the supplemental glossary also provides additional and/or more detailed information about certain investment and risk terminologies that appears in the Prospectus under the section entitled "Glossary." Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase. We will notify the shareholders at least 60 days prior to any changes to a Portfolio's investment objective or 80% investment policy, if applicable. For any Portfolio subject to the name test rule under the Investment Company Act of 1940, the term "net assets" will take into account borrowing for investment purposes.

                              UNDERLYING PORTFOLIO

                                                    SEASONS SELECT PORTFOLIOS
                          ---------------------------------------------------------------------------------------------------
                               LARGE CAP GROWTH                   LARGE CAP VALUE                  LARGE CAP COMPOSITE
                                   PORTFOLIO                         PORTFOLIO                          PORTFOLIO
                          -----------------------------   --------------------------------   --------------------------------
In what other types of    -    U.S. Treasury inflation    -    U.S. Treasury inflation       -    U.S. Treasury inflation
investments may the            protection securities           protection securities              protection securities
Underlying Portfolio
PERIODICALLY  invest?     -    Loan participations and    -    Loan participations and       -    Loan participations and
                               assignments                     assignments                        assignments

                          -    Bank obligations           -    Short sales                   -    Short sales

                          -    Short sales                -    Inverse floaters              -    Inverse floaters

                          -    Inverse floaters           -    Floating rate obligations     -    Floating rate obligations

                          -    Floating rate              -    When-issued and               -    When-issued and
                               obligations                     delayed-delivery securities        delayed-delivery securities

                          -    When-issued and            -    Equity swaps                  -    Equity swaps
                               delayed-delivery
                               securities                 -    Borrowing                     -    Corporate debt obligations

                          -    Equity swaps               -    Variable rate demand notes    -    Borrowing

                          -    Corporate debt             -    Reverse repurchase            -    Variable rate demand notes
                               obligations                     agreements
                                                                                             -    Reverse repurchase
                          -    Borrowing                  -    Roll transactions                  agreements

                          -    Variable rate              -    Standby commitments           -    Roll transactions
                               demand notes
                                                          -    Warrants                      -    Standby commitments
                          -    Reverse repurchase
                               agreements                 -    Forward foreign currency      -    Warrants
                                                               exchange contracts
                          -    Roll transactions                                             -    Forward foreign currency
                                                          -    ECNs                               exchange contracts
                          -    Standby commitments
                                                          -    Variable amount master        -    ECNs
                          -    Warrants                        demand notes
                                                                                             -    Variable amount master
                          -    Forward foreign            -    Portfolio trading                  demand notes
                               currency exchange
                               contracts                  -    PFICs                         -    Portfolio trading

                          -    ECNs                       -    IPO investing                 -    PFICs

                          -    Variable amount                                               -    IPO investing
                               master demand notes

                          -    Portfolio trading

                          -    Derivatives

What other types of       -    Currency volatility        -    Currency volatility           -    Currency volatility
risk may POTENTIALLY or
PERIODICALLY affect the   -    Small and medium sized     -    Small and medium sized        -    Small and medium sized
Underlying Portfolio?          companies                       companies                          companies

                          -    Short sales risk           -    IPO risk                      -    IPO risk

                                                          -    Short sales risk              -    Short sales risk

                                                                 SEASONS SELECT PORTFOLIOS (CONTINUED)
                               ------------------------------------------------------------------------------------------------
                                        MID CAP GROWTH                    MID CAP VALUE                       SMALL CAP
                                           PORTFOLIO                        PORTFOLIO                         PORTFOLIO
                               ------------------------------    --------------------------------  ----------------------------
In what other types of         -    U.S. Treasury inflation      -    U.S. Treasury inflation      -    U.S. Treasury inflation
investments may the                 protection securities             protection securities             protection securities
Underlying Portfolio
PERIODICALLY  invest?          -    Loan participations and      -    Short sales                  -    Short sales
                                    assignments
                                                                 -    Bank obligations             -    When-issued and
                               -    Short sales                                                         delayed-delivery
                                                                 -    When-issued and                   securities
                               -    Inverse floaters                  delayed-delivery securities
                                                                                                   -    Borrowing
                               -    Floating rate obligations    -    Equity swaps
                                                                                                   -    Roll transactions
                               -    When-issued and              -    Borrowing
                                    delayed-delivery                                               -    Warrants
                                    securities                   -    Corporate debt obligations
                                                                                                   -    Forward foreign currency
                               -    Equity swaps                 -    Roll transactions                 exchange contracts

                               -    Borrowing                    -    Warrants                     -    Portfolio trading

                               -    Variable rate demand         -    Forward foreign currency     -    Defensive instruments
                                    notes                             exchange contracts
                                                                                                   -    IPO investing
                               -    Reverse repurchase           -    ECNs
                                    agreements
                                                                 -    Portfolio trading
                               -    Roll transactions
                                                                 -    Defensive instruments
                               -    Standby commitments
                                                                 -    IPO investing
                               -    Forward foreign currency
                                    exchange contracts

                               -    ECNs

                               -    Variable amount master
                                    demand notes

                               -    Portfolio trading

                               -    IPO investing

What other types of risk may   -    Currency volatility          -    Currency volatility          -    Currency volatility
POTENTIALLY or PERIODICALLY
affect the Underlying          -    IPO risk                     -    IPO risk                     -    IPO risk
Portfolio?
                               -    Short sales risk             -    Short sales risk             -    Short sales risk

                                                           SEASONS SELECT PORTFOLIOS (CONTINUED)
                      --------------------------------------------------------------------------------------------------------------
                            INTERNATIONAL               DIVERSIFIED FIXED            STRATEGIC FIXED             CASH MANAGEMENT
                          EQUITY PORTFOLIO              INCOME PORTFOLIO             INCOME PORTFOLIO                PORTFOLIO
                      --------------------------  ---------------------------  ----------------------------  -----------------------
In what other types   - U.S. Treasury inflation   - U.S. Treasury inflation    - U.S. government securities  - U.S. Treasury
of investments may      protection securities       protection securities                                      inflation protection
the Underlying                                                                 - Inverse floaters              securities
Portfolio             - Loan participations       - Loan participations and
PERIODICALLY            and assignments             assignments                - Floating rate obligations   - Floating rate
invest?                                                                                                        obligations
                      - Bank obligations          - Short sales                - When-issued and delayed
                                                                                 delivery securities         - When-issued and
                      - Short sales               - Inverse floaters                                           delayed-delivery
                                                                               - ADRs, EDRs and GDRs           securities
                      - Floating rate             - Floating rate obligations
                        obligations                                            - Preferred stocks            - Reverse repurchase
                                                  - When-issued and                                            agreements
                      - When-issued and             delayed-delivery           - Rights and warrants
                        delayed-delivery            securities                   (up to 10%)                 - Roll transactions
                        securities
                                                  - Equity swaps               - Variable rate demand        - Hybrid instruments
                      - Equity swaps                                             notes
                                                  - Borrowing                                                - Standby commitments
                      - Borrowing                                              - Registered investment
                                                  - Variable rate demand         companies                   - Interest rate swaps,
                      - Corporate debt              notes                                                      mortgage swaps, caps,
                        obligations                                            - Reverse repurchase            floors and collars
                                                  - Reverse repurchase           agreements
                      - Reverse repurchase          agreements                                               - Variable rate demand
                        agreements                                             - Roll transactions             notes
                                                  - Roll transactions
                      - Hybrid instruments                                     - Standby commitments         - Variable amount
                        - structured securities   - Standby commitments                                        master demand notes
                                                                               - Short-term investments
                      - Roll transactions         - Warrants                                                 - ECNs
                                                                               - Convertible securities
                      - Standby commitments       - Forward foreign currency
                                                    exchange contracts         - Pass-through securities
                      - Warrants
                                                  - ECNs                       - Collateralized bond
                      - Forward foreign currency                                 obligations (CBOs)
                        exchange contracts        - Portfolio trading
                                                                               - Defaulted securities
                      - Portfolio trading
                                                                               - Equity securities
                      - Defensive instruments                                    (up to 20%)

                      - IPO investing                                          - Credit default swaps

What other types of   - Currency volatility       - Currency volatility                                      - Credit quality
risk may POTENTIALLY
or PERIODICALLY       - IPO risk                  - Short sales risk
affect the
Underlying            - Short sales risk
Portfolio?

                                                         SEASONS FOCUSED PORTFOLIOS
                        -----------------------------------------------------------------------------------------------------
                               FOCUS GROWTH          FOCUS GROWTH AND                                        FOCUS TECHNET
                                 PORTFOLIO           INCOME PORTFOLIO       FOCUS VALUE PORTFOLIO              PORTFOLIO
                        -------------------------  ----------------------  -----------------------  -------------------------
In what other types of  - U.S. Treasury inflation  - U.S. Treasury         - U.S. Treasury          - U.S. Treasury inflation
investments may the       protection securities      inflation protection    inflation protection     protection securities
Underlying Portfolio                                 securities              securities
PERIODICALLY  invest?   - Loan participations                                                       - Loan participations
                          and assignments          - Loan participations   - Loan participations      and assignments
                                                     and assignments         and assignments
                        - ADRs/EDRs/GDRs                                                            - ADRs/EDRs/GDRs
                                                   - ADRs/EDRs/GDRs        - Short sales
                        - Short sales                                                               - Short sales
                                                   - Short sales           - Floating rate
                        - Floating rate                                      obligations            - When-issued and
                          obligations              - Floating rate                                    delayed-delivery
                                                     obligations           - Inverse Floaters         securities
                        - When-issued and
                          delayed-delivery         - When-issued and       - Fixed-income           - Equity swaps
                          securities                 delayed-delivery        securities
                                                     securities                                     - Borrowing.
                        - Equity swaps                                     - When-issued and
                                                   - Equity swaps            delayed-delivery       - Reverse repurchase
                        - Borrowing                                          securities               agreements
                                                   - Borrowing
                        - Variable rate demand                             - Equity swaps           - Variable amount master
                          notes                    - Variable rate demand                             demand notes
                                                     notes                 - Borrowing
                        - Reverse repurchase                                                        - Standby commitments
                          agreements               - Reverse repurchase    - Variable rate
                                                     agreements              demand notes           - Portfolio trading
                        - Variable amount
                          master demand notes      - Variable amount       - Reverse repurchase
                                                     master demand notes     agreements
                        - ECNs
                                                   - ECNs                  - Variable amount rate
                        - Portfolio trading                                  notes
                                                   - Standby commitments
                        - IPO investing                                    - Standby commitments
                                                   - Portfolio trading
                                                                           - Portfolio trading
                                                   - IPO investing
                                                                           - IPO investing

                                                                           - Derivatives

                                                                           - U.S. government
                                                                             securities

                                                                           - Repurchase
                                                                             agreements

What other types of     - Currency volatility      - Currency volatility   - Currency volatility    - Currency volatility
risk may POTENTIALLY
or PERIODICALLY         - Emerging markets         - Emerging markets      - IPO risk               - Short sales risk
affect the Underlying
Portfolio?              - IPO risk                 - IPO risk              - Short sales risk

                        - Short sales risk         - Short sales risk

SUPPLEMENTAL GLOSSARY

SHORT-TERM INVESTMENTS, including both U.S. and non-U.S. dollar denominated money market instruments, are invested in for reasons that may include (a) liquidity purposes (to meet redemptions and expenses); (b) to generate a return on idle cash held by a Portfolio during periods when a Manager is unable to locate favorable investment opportunities; or (c) temporary defensive purposes. In order to adjust for the flow of investments into and out of the Portfolios, each Portfolio may hold a greater percentage of its assets in cash or cash equivalents at the end of each quarter than might otherwise be the case. Although each Portfolio may invest in short-term investments, the Cash Management Portfolio invests principally in short-term investments. Certain Portfolios may be limited in their ability to invest in short-term investments as reflected below. Common short-term investments may include, but are limited to the following:

      Money Market Securities may include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements, commercial paper, bankers' acceptances, time deposits and certificates of deposit. Janus Capital Management LLC ("Janus") may invest idle cash of their portion of the LARGE CAP GROWTH PORTFOLIO in money market mutual funds that it manages. T. Rowe Price Associates, Inc. ("T. Rowe Price") may invest idle cash of its portion of the LARGE CAP COMPOSITE, LARGE CAP VALUE and MID CAP GROWTH PORTFOLIOS in money market funds that it manages.

      Commercial Bank Obligations. Certificates of deposit ("CDs") (interest-bearing time deposits), bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity) representing direct or contingent obligations of commercial banks. CDs are securities that represent deposits in a depository institution for a specified rate of interest and normally are negotiable. CDs issued by a foreign branch (usually London) of a U.S. domestic bank, are known as Eurodollar CDs. Although certain risks may be associated with Eurodollar CDs that are not associated with CDs issued in the U.S. by domestic banks, the credit risks of these obligations are similar because U.S. banks generally are liable for the obligations of their branches. CDs issued through U.S. branches of foreign banks are known as Yankee CDs. These branches are subject to federal or state banking regulations. The secondary markets for Eurodollar and Yankee CDs may be less liquid than the market for CDs issued by domestic branches of U.S. banks. The CASH MANAGEMENT PORTFOLIO and Janus' portion of the LARGE CAP GROWTH PORTFOLIO may also invest in obligations issued by commercial banks with total assets of less than $1 billion if the principal amount of these obligations are fully insured by the Federal Deposit Insurance Corporation ("FDIC").

      Savings Association Obligations. Certificates of deposit (interest-bearing time deposits) issued by mutual savings banks or savings and loan associations with assets in excess of $1 billion and whose deposits are insured by the FDIC. The CASH MANAGEMENT PORTFOLIO and Janus' portion of the LARGE CAP GROWTH PORTFOLIO managed by Janus may also invest in obligations issued by mutual savings banks or savings and loan associations with total assets of less than $1 billion if the principal amount of these obligations are fully insured by the FDIC.

      Commercial Paper. Short-term notes (up to 12 months) issued by corporations or governmental bodies, including variable amount master demand notes. The CASH MANAGEMENT PORTFOLIO may purchase commercial paper only if judged by the Manager to be of suitable investment quality. This includes commercial paper that is (a) rated in the two highest categories by any two or more nationally recognized statistical rating organizations ("NRSRO") or one NRSRO if only one NRSRO has rated the security, or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the CASH MANAGEMENT PORTFOLIO. (No more than 5% of the CASH MANAGEMENT PORTFOLIO'S assets may be invested in commercial paper in the second highest rating category; no more than the greater of 1% of the CASH MANAGEMENT PORTFOLIO'S assets or $1 million may be invested in such securities of any one issuer.) See "Appendix-Corporate Bond and Commercial Paper Ratings" for a description of the ratings. The CASH MANAGEMENT PORTFOLIO will not purchase commercial paper described in (b) above if such paper would in the aggregate exceed 15% of its total assets after such purchase.

      Extendable Commercial Notes (ECNs). As discussed in the prospectus, ECNs are very similar to commercial paper except that with ECNs, the issuer has the option to extend maturity to 390 days. The CASH MANAGEMENT Portfolio may purchase ECNs only if judged by the Manager to be of suitable investment quality. This includes ECNs that are (a) rated in the two highest categories by any two or more NRSRO or one NRSRO if only one NRSRO has rated the security, or (b) other ECNs deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the CASH MANAGEMENT PORTFOLIO. (No more than 5% of the CASH MANAGEMENT PORTFOLIO'S assets may be invested in ECNs in the second highest rating category; no more than the greater of 1% of the CASH MANAGEMENT PORTFOLIO'S assets or $1 million may be invested in such securities of any one issuer.) See "Appendix-Corporate Bond and Commercial Paper Ratings" for a description of the ratings. The CASH MANAGEMENT PORTFOLIO will not purchase ECNs described in (b) above if such paper would in the aggregate exceed 15% of its total assets after such purchase.

      Each Portfolio except the INTERNATIONAL EQUITY, FOCUS VALUE, FOCUS TECHNET and SMALL CAP PORTFOLIOS may invest in ECNs.

      Variable Amount Master Demand Notes permit a Portfolio to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participation. The CASH MANAGEMENT PORTFOLIO'S investments in these instruments are limited to those that have a demand feature enabling the CASH MANAGEMENT PORTFOLIO unconditionally to receive the amount invested from the issuer upon seven or fewer days' notice. Generally, the CASH MANAGEMENT PORTFOLIO attempts to invest in instruments having a one-day notice provision. In connection with master demand note arrangements, the Manager, subject to the direction of the Trustees, monitors on an ongoing basis the earning power, cash flow and other liquidity ratios of the borrower, and its ability to pay principal and interest on demand. The Manager also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by NRSROs and a Portfolio may invest in them only if it is determined that at the time of investment the notes are of comparable quality to the other commercial paper in which a Portfolio may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the Manager has reason to believe that the borrower could not make timely repayment upon demand.

      Each Portfolio except the MID CAP VALUE, INTERNATIONAL EQUITY AND SMALL CAP PORTFOLIOS may invest in variable amount demand master notes.

      Corporate Bonds and Notes. A Portfolio may purchase corporate obligations that mature or that may be redeemed in 397 days or less. These obligations originally may have been issued with maturities in excess of such period. The CASH MANAGEMENT PORTFOLIO may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top two rating categories by any two or more NRSRO or one NRSRO if only one NRSRO has rated the security. See "Appendix-Corporate Bond and Commercial Paper Ratings" for a description of the ratings.

      Each Portfolio except the SMALL CAP PORTFOLIO may invest in corporate obligations maturing in 397 days or less.

      Government Securities. Debt securities maturing within one year of the date of purchase include adjustable-rate mortgage securities backed by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") or Federal Home Loan Mortgage Corporation ("FHLMC") and other non-agency issuers. Although certain floating or variable rate obligations (securities whose coupon rate changes at least annually and generally more frequently) have maturities in excess of one year, they are also considered short-term debt securities.

      Repurchase Agreements. Each Portfolio may invest in repurchase agreements. A Portfolio will enter into repurchase agreements involving only securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Manager, subject to the guidance of the Trustees. In such agreements, the seller agrees to repurchase the security at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months. The repurchase price is in excess of the purchase price by an amount that reflects an agreed-upon rate of return effective for the period of time a Portfolio's money is invested in the security. Whenever a Portfolio enters into a repurchase agreement, it obtains appropriate collateral. The instruments held as collateral are valued daily and if the value of the instruments declines, the Portfolio will require additional collateral. If the seller under the repurchase agreement defaults, the Portfolio may incur a loss if the value of the collateral securing the repurchase agreement has declined, and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited. The Trustees have established guidelines to be used by the Manager in connection with transactions in repurchase agreements and will regularly monitor each Portfolio's use of repurchase agreements. A Portfolio will not invest in repurchase agreements maturing in more than seven days if the aggregate of such investments along with other illiquid securities exceeds 15% (10% with respect to the CASH MANAGEMENT PORTFOLIO) of the value of its net assets. However, repurchase agreements having a maturity of seven days or less for temporary defensive purposes are not subject to the limits on illiquid securities.

MORTGAGE-BACKED SECURITIES include investments in mortgage-related securities, including certain U.S. government securities such as GNMA, FNMA or FHLMC certificates (as defined below), and private mortgage-related securities, which represent an undivided ownership interest in a pool of mortgages. The mortgages backing these securities include conventional thirty-year fixed-rate mortgages, fifteen-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The U.S. government or the issuing agency guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments, including prepayments, on the mortgages underlying the certificate, net of certain fees.

The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. Thus, the actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Portfolio to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as does the value of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise on a comparable basis with other debt securities because of the prepayment feature of pass-through securities. The reinvestment of scheduled principal payments and unscheduled prepayments that the Portfolio receives may occur at higher or lower rates than the original investment, thus affecting the yield of the Portfolio. Monthly interest payments received by the Portfolio have a compounding effect, which may increase the yield to shareholders more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than U.S. Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount. A Portfolio may purchase mortgage-backed securities at a premium or at a discount.

The following is a description of GNMA, FNMA and FHLMC certificates, the most widely available mortgage-backed securities:

      GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that a Portfolio may purchase are the modified pass-through type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.

      GNMA guarantees the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the FMHA, or guaranteed by the Veterans Administration. The GNMA guarantee is authorized by the National Housing Act and is backed by the full faith and credit of the United States. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

      The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosure will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Portfolio has purchased the certificates at a premium in the secondary market.

      FHLMC Certificates. The FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs") (collectively, "FHLMC Certificates"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest (and, under certain circumstances, principal) of PCs and the ultimate payment of principal.

      GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

      FNMA Certificates. The FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.

Other types of mortgage-backed securities include:

      Conventional Mortgage Pass-Through Securities ("Conventional Mortgage Pass-Throughs") represent participation interests in pools of mortgage loans that are issued by trusts formed by originators of the institutional investors in mortgage loans (or represent custodial arrangements administered by such institutions). These originators and institutions include commercial banks, savings and loans associations, credit unions, savings banks, insurance companies, investment banks or special purpose subsidiaries of the foregoing. For federal income tax purposes, such trusts are generally treated as grantor trusts or REMICs and, in either case, are generally not subject to any significant amount of federal income tax at the entity level.

      The mortgage pools underlying Conventional Mortgage Pass-Throughs consist of conventional mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on residential or mixed residential and commercial properties. Conventional Mortgage Pass-Throughs (whether fixed or adjustable rate) provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amount paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. A trust fund with respect to which a REMIC election has

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

      been made may include regular interests in other REMICs, which in turn will ultimately evidence interests in mortgage loans.

      Conventional mortgage pools generally offer a higher rate of interest than government and government-related pools because of the absence of any direct or indirect government or agency payment guarantees. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loans, title, pool and hazard insurance and letters of credit. The insurance and guarantees may be issued by private insurers and mortgage poolers. Although the market for such securities is becoming increasingly liquid, mortgage-related securities issued by private organizations may not be readily marketable.

      Collateralized Mortgage Obligations ("CMOs") are fully collateralized bonds that are the general obligations of the issuer thereof (e.g., the U.S. government, a U.S. government instrumentality, or a private issuer). Such bonds generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs.

      Principal and interest on the underlying mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

      Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those that are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

      A wide variety of CMOs may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which accrue interest at a specified rate only until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay CMOs which generally require that specified amounts of principal be applied on each payment date to one or more classes of CMOs (the "PAC Certificates"), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created to absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

      Each Portfolio may invest in CMOs.

      Stripped Mortgage-Backed Securities ("SMBSs") are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield. While interest-only and principal-only securities are generally regarded as being illiquid, such securities may be deemed to be liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Portfolio's net asset value per share. Only government interest-only and principal-only securities backed by fixed-rate mortgages and determined to be liquid under guidelines and standards established by the Trustees may be considered liquid securities not subject to a Portfolio's limitation on investments in illiquid securities.

ASSET-BACKED SECURITIES, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties. Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support that fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

U.S. TREASURY INFLATION PROTECTION SECURITIES are issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers ("CPI-U"). The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance. The principal of the inflation-protection security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date. Inflation-adjusted principal or the original par amount, whichever is larger, is paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount is paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal component would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October.) The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month. Any revisions the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that has been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury's payment obligations on the inflation-protection security that need that month's CPI-U number will be based on the index number that the Treasury has announced. If the CPI-U is rebased to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of the Treasury in this regard are final.

Inflation-protection securities will be held and transferred in either of two book-entry systems: the commercial book-entry system (TRADES) and TREASURY DIRECT. The securities will be maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value. STRIPS components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.

LOAN PARTICIPATIONS AND ASSIGNMENTS include investments in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign or corporate debt obligations and one or more financial institutions ("Lenders"). Investments in Loans are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of Participations, the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Manager to be creditworthy. When the Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio and calculating its net asset value.

The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loan participations and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and there may be no liquid market for such securities, as described above.

SHORT SALES are affected by selling a security that a Portfolio does not own. Certain Portfolios may engage in short sales "against the box". A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. A short sale against the box of an "appreciated financial position" (e.g., appreciated stock) generally is treated as a sale by the Portfolio for federal income tax purposes. A Portfolio generally will recognize any gain (but not loss) for federal income tax purposes at the time that it makes a short sale against the box. A Portfolio may not enter into a short sale against the box, if, as a result, more than 25% of its total assets would be subject to such short sales. A Portfolio may also engage in "naked" short sales. In a naked short transaction, a Portfolio sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Portfolio must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. When a Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. To deliver the securities to the buyer, a Portfolio will need to arrange through a broker to borrow the securities and, in so doing, a Portfolio will become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced. Until a Portfolio replaces a borrowed security, the Portfolio will segregate and maintain daily, cash or other liquid securities, at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested. The Cash Management Portfolio will not enter into short sales.

COLLATERALIZED BOND OBLIGATIONS ("CBOS") are structured products backed by a diversified pool of high yield public or private fixed income securities. The pool of high yield securities is typically separated into tranches representing different degrees of credit quality. The top tranche of CBOs, which represents the highest credit quality in the pool, ahs the greatest collaterlization and pays the lowest interest rate. Lower CBO tranches represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risk. The bottom tranche specifically receives the residual interest payments (i.e., money that is left over after the higher tiers have been paid) rather than a fixed interest rate. Interest payments to lower CBO tranches can also be deferred in situations where the CBO pool is in default. The return on the bottom tranche of CBOs is especially sensitive to the rate of defaults in the collateral pool. CBOs may be deemed to be "illiquid" and subject to a Portfolio's overall limitations on investments in illiquid securities.

INVERSE FLOATERS are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's limitation on investments in such securities.

ILLIQUID SECURITIES. Each of the Portfolios may invest no more than 15% (10% in the case of the Cash Management Portfolio) of its net assets, determined as of the date of purchase, in illiquid securities including repurchase agreements that have a maturity of longer than seven days or in other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There generally will be a lapse of time between a mutual fund's decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, the Portfolios will seek to obtain the right of registration at the expense of the issuer (except in the case of "Rule 144A securities," as described herein).

In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act for which there is a readily available market will not be deemed to be illiquid. SunAmerica or the Manager, as the case may be, will monitor the liquidity of such restricted securities subject to the supervision of the Trustees of the Trust. In reaching liquidity decisions, SunAmerica or the Manager, as the case may be, will consider, inter alia, pursuant to guidelines and procedures established by the Trustees, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (ii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Commercial paper issues in which a Portfolio may invest include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. The CASH MANAGEMENT PORTFOLIO'S 10% limitation on investments in illiquid securities includes Section 4(2) paper that the Manager has determined to not be liquid pursuant to guidelines established by the Trustees. The Portfolio's Trustees delegated to the Manager the function of making day-to-day determinations of liquidity with respect to
Section 4(2) paper, pursuant to guidelines approved by the Trustees that require the Manager to take into account the same factors described above for other restricted securities and require the Manager to perform the same monitoring and reporting functions.

CURRENCY VOLATILITY. The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Portfolio's non-U.S. dollar denominated securities.

DEFENSIVE INSTRUMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

DERIVATIVES. A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

REITS pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of credit extended. Equity and Mortgage REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from registration under the 1940 Act. Changes in interest rates may also affect the value of the debt securities in the Portfolio's portfolio. By investing in REITs indirectly through the Portfolio, a shareholder will bear not only his proportionate share of the expense of the Portfolio, but also, indirectly, similar expenses of the REITs, including compensation of management.

FLOATING RATE OBLIGATIONS have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering
Rate). The Manager considers floating rate obligations to be liquid investments because a number of U.S. and foreign securities dealers make active markets in these securities.

VARIABLE RATE DEMAND NOTES ("VRDNS"). VRDNs are either taxable or tax-exempt obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. Additionally, the Cash Management Portfolio also may invest in participation VRDNs, which provide the Portfolio with an undivided interest in underlying VRDNs held by major investment banking institutions. Any purchaser of VRDNs will meet applicable diversification and concentration requirements.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. When-issued or delayed-delivery transactions call for the purchase or sale of securities at an agreed-upon price on a specified future date. Although a Portfolio will enter into such transactions for the purpose of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Portfolio may dispose of a commitment prior to settlement. When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. During the period between commitment by a Portfolio and settlement (generally within two months but not to exceed 120 days), no payment is made for the securities purchased by the purchaser, and no interest accrues to the purchaser from the transaction. Such securities are subject to market fluctuation, and the value at delivery may be less than the purchase price. A Portfolio will designate cash or other liquid securities at least equal to the value of purchase commitments until payment is made. A Portfolio will likewise segregate liquid assets in respect of securities sold on a delayed delivery basis.

A Portfolio will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When a Portfolio engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction. Failure to do so may result in a Portfolio losing the opportunity to obtain a price and yield considered to be advantageous. If a Portfolio chooses to (i) dispose of the right to acquire a when-issued security prior to its acquisition or (ii) dispose of its right to deliver or receive against a firm commitment, it may incur a gain or loss. (At the time a Portfolio makes a commitment to purchase or sell a security on a when-issued or firm commitment basis, it records the transaction and reflects the value of the security purchased, or if a sale, the proceeds to be received in determining its net asset value.)

To the extent a Portfolio engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring or selling securities consistent with its investment objective and policies and not for the purposes of investment leverage. A Portfolio enters into such transactions only with the intention of actually receiving or delivering the securities, although (as noted above) when-issued securities and firm commitments may be sold prior to the settlement date. In addition, changes in interest rates in a direction other than that expected by the Manager before settlement of a purchase will affect the value of such securities and may cause a loss to a Portfolio.

When-issued transactions and firm commitments may be used to offset anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Portfolio might sell securities in its

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portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Portfolio might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. An example of a when-issued or delayed delivery security is a "to be announced" or "TBA" mortgage-backed security. A TBA mortgage-backed security transaction arises when a mortgage-backed security is purchased or sold with the specific pools to be announced on a future settlement date, with no definitive maturity date. The actual principal amount and maturity date will be determined upon settlement date.

HYBRID INSTRUMENTS, including indexed or structured securities and ETFs, combine the elements of derivatives, including futures contracts or options with those of debt, preferred equity or a depository instrument. Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying Assets") or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments may be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transactions costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful and the Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument, which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

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

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption (or sale) value of such an investment could be zero. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor the Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission (the "SEC"), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio. Accordingly, a Portfolio that so invests will limit its investments in Hybrid Instruments to 10% of its total assets.

Hybrid Instruments include:

      Structured Investments which are organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in Structured Securities are generally of a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

OTHER INVESTMENT COMPANIES. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds," which means that it pursues its investment objective by investing its assets in a combination of the Portfolios, which are other investment companies, rather than investing in stocks, bonds, cash and other investments. The Portfolios may invest in securities of other investment companies (including exchange-traded funds such as SPDRs and iShares(SM), as described below) subject to statutory limitations prescribed by the 1940 Act. These limitations include a prohibition on any Portfolio acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Portfolio's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Exchange-traded funds such as SPDRs and iShares(SM) are shares of unaffiliated investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ(R) National Market System.

      iShares(SM) are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the Morgan Stanley Capital International ("MSCI") indices or various countries and regions. iShares(SM) are listed on the American Stock Exchange ("AMEX") and were initially offered to the public in 1996. The market prices of iShares(SM) are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and supply and demand of iShares(SM) on the AMEX. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares(SM) will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares(SM) should occur in the future, the liquidity and value of a Portfolio's shares could also be substantially and adversely affected. If such disruptions were to occur, a Portfolio could be required to reconsider the use of iShares(SM) as part of its investment strategy.

      Standard & Poor's Depositary Receipts ("SPDRs") are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust established to accumulate and hold a portfolio of common stocks intended to track the price performance and dividend yield of the S&P 500(R). SPDRs may be used for several reasons, including but not limited to facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk, as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

      The INTERNATIONAL EQUITY PORTFOLIO may also purchase shares of investment companies investing primarily in foreign securities, including "country funds". Country funds have portfolios consisting primarily of securities of issuers located in specific foreign regions.

SWAPS, CAPS, FLOORS AND COLLARS. Entering into interest-rate swaps or mortgage swaps or purchasing interest-rate caps, floors or collars is often done to protect against interest rate fluctuations and hedge against fluctuations in the fixed income market. A Portfolio will generally enter into these transactions primarily to preserve a return or spread on a particular investment or portion of the portfolio and to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest-rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating-rate payments for fixed-rate payments). Since interest-rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective portfolio investments and their interest-rate positions. Portfolios will enter into interest-rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments. Interest-rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest-rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest-rate swap defaults, the Portfolio's risk of loss consists of the net amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest-rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Mortgage swaps are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.

The purchase of an interest-rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest-rate cap. The purchase of an interest-rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest-rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

Portfolios will not enter into any mortgage swap, interest-rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated either AA or A-1 or better by Standard & Poor's Rating Services, a Division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") or Aa or P-1 or better by Moody's Investors Services, Inc. ("Moody's"), or is determined to be of equivalent quality by the applicable Manager.

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

Credit default swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events.

EQUITY SWAPS are typically entered into for the purpose of investing in a market without owning or taking physical custody of securities in various circumstances where direct investment in the securities is restricted for legal reasons or is otherwise impracticable. Equity swaps may also be used for hedging purposes or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swaps contracts may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to an equity swap defaults, the Portfolio's risk of loss consists of the net amount of payment that the Portfolio is contractually entitled to receive, if any. The Portfolio will segregate cash or other liquid securities in an amount having an aggregate net asset value at least equal to the accrued excess of the Portfolio's obligations over its entitlements with respect to each equity swap. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Portfolio's potential expenses, as permitted by applicable law, the Portfolio believes that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio's borrowing restrictions.

IPO INVESTING. A Portfolio's purchase of shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"). A portion of the Portfolio's return may be attributable to the Portfolio's investment in IPOs. IPO risk involves the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

INTERFUND BORROWING AND LENDING PROGRAM. The Trust has received exemptive relief from the SEC which permits a Portfolio to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of participating Portfolios, including the requirement that no Portfolio may borrow from the program unless it receives a more favorable interest rate than would be available to any of the participating Portfolios from a typical bank for comparable transaction. In addition, a Portfolio may participate in the program only if and the extent that such participation is consistent with the Portfolio's investment objectives and policies (for instance, money market funds would normally participate only as lenders). Interfund loans and borrowings may extend overnight but could have a maximum duration of seven days. Loans may be called on one business day's notice. A Portfolio may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Board of the participating Portfolios. To the extent a Portfolio is actually engaged in borrowing through the interfund lending program, the Portfolio will comply with its investment policy on borrowing.

SECURITIES LENDING. Consistent with applicable regulatory requirements, each Portfolio, except the Cash Management Portfolio, may lend portfolio securities in amounts up to 33[ ]% of total assets to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Portfolio and are at all times secured by cash or equivalent collateral. In lending its portfolio securities, a Portfolio receives income while retaining the securities' potential for capital appreciation. The advantage of such loans is that a Portfolio continues to receive the interest and dividends on the loaned securities while at the same time earning interest on the collateral, which will be invested in high-quality short-term debt securities, including repurchase agreements. A loan may be terminated by the borrower on one business day's notice or by a Portfolio at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Portfolio could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only to firms deemed by the Manager to be creditworthy. On termination of the loan, the borrower is required to return the securities to a Portfolio; and any gain or loss in the market price of the loaned security during the loan would inure to the Portfolio. Each such Portfolio will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

Since voting or consent rights accompany loaned securities pass to the borrower, each such Portfolio will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Portfolio's investment in the securities that are the subject of the loan.

BORROWING. As a matter of fundamental policy each Portfolio is authorized to borrow up to 33[ ]% (and the Cash Management Portfolio up to 5%) of its total assets for temporary or emergency purposes.

To the extent a Portfolio borrows for investment purposes, borrowing creates leverage which is a speculative characteristic. This practice may help increase the net asset value of the assets allocated to these Portfolios in an amount greater than would otherwise be the case when the market values of the securities purchased through borrowing increase. In the event the return on an investment of borrowed monies does not fully recover the costs of such borrowing, the value of the Portfolio's assets would be reduced by a greater amount than would otherwise be the case. The effect of leverage will therefore tend to magnify the gains or losses to the Portfolio as a result of investing the borrowed monies. During periods of substantial borrowings, the value of the Portfolio's assets would be reduced due to the added expense of interest on borrowed monies. Each of such Portfolios is authorized to borrow, and to pledge assets to secure such borrowings, up to the maximum extent permissible under the 1940 Act (i.e., presently 50% of net assets); provided that, with respect to the Multi-Managed Seasons Portfolios such limitation will be calculated with respect to the net assets allocated to the SunAmerica/Aggressive Growth component of such Multi-Managed Seasons Portfolio. The time and extent to which the component or Portfolios may employ leverage will be determined by the respective Manager in light of changing facts and circumstances, including general economic and market conditions, and will be subject to applicable lending regulations of the Board of Governors of the Federal Reserve Board.

Any such borrowing will be made pursuant to the requirements of the 1940 Act and will be made only to the extent that the value of each Portfolio's assets less its liabilities, other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of a Portfolio's assets, so computed, should fail to meet the 300% asset coverage requirement, the Portfolio is required, within three business days, to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Interest on money borrowed is an expense the Portfolio would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings. Since substantially all of a Portfolio's assets fluctuate in value, but borrowing obligations are fixed when the Portfolio has outstanding borrowings, the net asset value per share of a Portfolio correspondingly will tend to increase and decrease more when the Portfolio's assets increase or decrease in value than would otherwise be the case. A Portfolio's policy regarding use of leverage is a fundamental policy, which may not be changed without approval of the shareholders of the Portfolio.

REVERSE REPURCHASE AGREEMENTS may be entered into with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Manager to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Portfolio will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Portfolio will segregate cash or other liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's repurchase obligation, and the Portfolio's use of proceeds of the agreement may effectively be restricted pending such decision. Reverse repurchase agreements that are covered with segregated securities are not considered to be borrowings and are, therefore, not subject to the percentage limitations on borrowings. Each Portfolio except the Mid Cap Value and Small Cap Portfolios may enter into reverse repurchase agreements. See "Investment Restrictions."

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities ("roll securities") with the commitment to purchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio foregoes principal and interest paid on the roll securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. A Portfolio will enter only into covered rolls. Because "roll" transactions involve both the sale and purchase of a security, they may cause the reported portfolio turnover rate to be higher than that reflecting typical portfolio management activities.

Roll transactions involve certain risks, including the following: if the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security subject to the dollar roll may be restricted and the instrument that the Portfolio is required to repurchase may be worth less than an instrument that the Portfolio originally held. Successful use of roll transactions will depend upon the Manager's ability to predict correctly interest rates and in the case of mortgage dollar rolls, mortgage prepayments. For these reasons, there is no assurance that dollar rolls can be successfully employed.

STANDBY COMMITMENTS are put options that entitle holders to same day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A Portfolio may acquire standby commitments to enhance the liquidity of portfolio securities, but only when the issuers of the commitments present minimal risk of default. Ordinarily, the Portfolio may not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A Portfolio may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments. Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. The Manager may rely upon its evaluation of a bank's credit in determining whether to support an instrument supported by a letter of credit. Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the Portfolios; and the possibility that the maturities of the underlying securities may be different from those of the commitments.

WARRANTS give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration. Such investments can generally provide a greater potential for profit or loss than investments of equivalent amounts in the underlying common stock. The prices of warrants do not necessarily move with the prices of the underlying securities. If the holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the issuer.

Although the Portfolios may not invest directly in warrants all Portfolios may invest in securities that are acquired as part of a unit consisting of a combination of fixed income and equity securities or securities to which warrants are attached.

NON-DIVERSIFIED STATUS. All Portfolios except the Diversified Fixed Income, Strategic Fixed Income and Cash Management Portfolios are "non-diversified" investment companies. As a result, under the 1940 Act, the Portfolios are limited only by their own investment restrictions as to the percentage of their assets that may be invested in the securities of any one issuer. However, in spite of the flexibility under the 1940 Act, the Portfolios would still have to meet quarterly diversification requirements under the Code in order for the Portfolios to qualify as a regulated investment company. As a result of the Code's diversification requirements, the Portfolios may not have the latitude to take full advantage of the relative absence of 1940 Act diversification requirements.

FOREIGN SECURITIES. Investments in foreign securities offer potential benefits not available from investments solely in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. Each Portfolio, other than the Cash Management Portfolio, is authorized to invest in foreign securities. A Portfolio may purchase securities issued by issuers in any country.

Foreign securities, include among other things, American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. The Portfolios may invest in non-US dollar denominated securities of foreign companies. ADRs are securities, typically issued by a U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository that has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Holders of unsponsored ADRs generally bear all the costs associated with establishing the unsponsored ADR. The depository of an unsponsored ADR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored ADR voting rights with respect to the deposited securities or pool of securities. A Portfolio may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the U.S. can reduce costs and delays as well as potential currency exchange and other difficulties. The Portfolio may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Trust's custodian in three days. The Portfolio may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the U.S. as a domestic issuer. Accordingly, the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. For purposes of a Portfolio's investment policies, the Portfolio's investments in these types of securities will be deemed to be investments in the underlying securities. Generally ADRs, in registered form, are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets. Each Portfolio, other than the Cash Management Portfolio, also may invest in securities denominated in European Currency Units ("ECUs"). An ECU is a "basket" consisting of specified amounts of currencies of certain of the twelve member states of the European Community. In addition, each Portfolio, other than the Cash Management Portfolio, may invest in securities denominated in other currency "baskets."

Investments in foreign securities, including securities of emerging market countries, present special additional investment risks and considerations not typically associated with investments in domestic securities, including reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less regulation of foreign issuers, stock

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exchanges and brokers than the U.S.; greater difficulties in commencing lawsuits; higher brokerage commission rates and custodian fees than the U.S.; increased possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; the imposition of foreign taxes on investment income derived from such countries; and differences (which may be favorable or unfavorable) between the U.S. economy and foreign economies. An emerging market country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Historical experience indicates that the markets of emerging market countries have been more volatile than more developed markets; however, such markets can potentially provide higher rates of return to investors.

The performance of investments in securities denominated in a foreign currency ("non-dollar securities") will depend on, among other things, the strength of the foreign currency against the dollar and the interest rate environment in the country issuing the foreign currency. Absent other events that could otherwise affect the value of non-dollar securities (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a Portfolio's non-dollar securities in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-dollar securities. Currencies are evaluated on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.

Because the Portfolios may invest in securities that are listed primarily on foreign exchanges that trade on weekends or other days when the Trust does not price its shares, the value of the Portfolios' shares may change on days when a shareholder will not be able to purchase or redeem shares.

BRADY BONDS. Brady bonds, as discussed in the prospectus, are foreign securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady ("Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady bonds have been issued only recently, and for that reason do not have a long payment history. Brady bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of brady bonds and the history of defaults of countries issuing brady bonds with respect to commercial bank loans commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those that would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments and, consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying investments.

PASSIVE FOREIGN INVESTMENT COMPANIES ("PFICs") are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Portfolios must pay if these investments are profitable, the Portfolios may make various elections permitted by the tax laws. These elections could require that the Portfolios recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc., at a specified future date and price. Options and Futures (defined herein) are generally used for either hedging or income enhancement purposes.

Options may either be purchased or written (i.e., sold). A call option written by a Portfolio obligates a Portfolio to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. After any such sales up to 25% of a Portfolio's total assets may be subject to calls. All call options written by a Portfolio must be "covered," which means that a Portfolio will own the securities subject to the option as long as the option is outstanding. The purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, a Portfolio may forego the opportunity to profit from an increase in the market price of the underlying security.

A put option written by a Portfolio obligates a Portfolio to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Portfolio must be "covered," which means that the Portfolio will segregate cash, liquid assets or other suitable cover as permitted by the SEC, with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for a Portfolio. However, in return for the option premium, a Portfolio accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

The following is more detailed information concerning options, futures and options on futures:

      Options on Securities. When a Portfolio writes (i.e., sells) a call option ("call") on a security it receives a premium and agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. A Portfolio has retained the risk of loss should the price of the underlying security decline during the call period, which may be offset to some extent by the premium.

      To terminate its obligation on a call it has written, a Portfolio may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call expires unexercised, because a Portfolio retains the underlying security and the premium received. If a Portfolio could not effect a closing purchase transaction due to lack of a market, it would hold the callable securities until the call expired or was exercised.

      When a Portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. A Portfolio benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and a Portfolio will lose its premium payment and the right to purchase the underlying investment.

      A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to a Portfolio as writing a covered call. The premium a Portfolio receives from writing a put option represents a profit as long as the price of the underlying investment remains above the exercise price. However, a Portfolio has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, a Portfolio (as the writer of the put) realizes a gain in the amount of the premium. If the put is exercised, a Portfolio must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, a Portfolio may incur a loss, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

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

      A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit a Portfolio to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Portfolio. A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

      When a Portfolio purchases a put, it pays a premium and has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment a Portfolio owns enables the Portfolio to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Portfolio will lose its premium payment and the right to sell the underlying investment pursuant to the put. The put may, however, be sold prior to expiration (whether or not at a profit).

      Buying a put on an investment a Portfolio does not own permits the Portfolio either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in the stock market, a Portfolio could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

      When writing put options on securities, to secure its obligation to pay for the underlying security, a Portfolio will segregate liquid assets with a value equal to or greater than the exercise price of the underlying securities. A Portfolio therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of a Portfolio as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring a Portfolio to take delivery of the underlying security against payment of the exercise price. A Portfolio has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which a Portfolio effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once a Portfolio has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

      The purchase of a spread option gives a Portfolio the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Portfolio does not own, but which is used as a benchmark. The risk to a Portfolio in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Portfolio against adverse changes in prevailing credit quality spreads (i.e., the yield spread between high quality and lower quality securities). Such protection is provided only during the life of the spread option.

      Options on Foreign Currencies. Puts and calls are also written and purchased on foreign currencies. A call written on a foreign currency by a Portfolio is "covered" if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A put option is "covered" if the Portfolio segregates cash or other liquid securities with a value at least equal to the exercise price of the put option. A call written by a Portfolio on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, a Portfolio collateralizes the option by segregating cash or other liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

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

      As with other kinds of option transactions, the writing of an option on currency will constitute only a partial hedge, up to the amount of the premium received. A Portfolio could be required to purchase or sell currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

      Options on Securities Indices. Puts and calls on broadly-based securities indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures. When a Portfolio buys a call on a securities index, it pays a premium. During the call period, upon exercise of a call by a Portfolio, a seller of a corresponding call on the same investment will pay the Portfolio an amount of cash to settle the call if the closing level of the securities index upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When a Portfolio buys a put on a securities index, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Portfolio's exercise of its put, to deliver to the Portfolio an amount of cash to settle the put if the closing level of the securities index upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

      Yield Curve Options. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent not anticipated. Yield curve options are traded over-the-counter and because they have been only recently introduced, established trading markets for these securities have not yet developed. Because these securities are traded over-the-counter, the SEC has taken the position that yield curve options are illiquid and, therefore, cannot exceed the SEC illiquidity ceiling. A Portfolio that may enter into yield curve options transactions will cover such transactions as described above.

      Futures. Interest rate futures contracts, foreign currency futures contracts and stock and bond index futures contracts, including futures on U.S. government securities (together, "Futures") are used primarily for hedging purposes and from time to time for income enhancement. Upon entering into a Futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the "futures broker"). Futures are also often used to adjust exposure to various equity or fixed income markets or as a substitute for investments in underlying cash markets. "As the Future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the Future, if a Portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Portfolio, and any loss or gain is realized for tax purposes. All Futures transactions are effected through a clearinghouse associated with the exchange on which the Futures are traded.

      Interest rate futures contracts are purchased or sold generally for hedging purposes to attempt to protect against the effects of interest rate changes on a Portfolio's current or intended investments in fixed-income securities. For example, if a Portfolio owned long-term bonds and interest rates were expected to increase, that Portfolio might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Portfolio's portfolio. However, since the Futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Portfolio to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Portfolio's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of that Portfolio from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, a Portfolio could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and that Portfolio's cash reserves could then be used to buy long-term bonds on the cash market.

      Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Portfolio's current or intended investments from broad fluctuations in stock or bond prices. For example, a Portfolio may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Portfolio's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the Futures position. When a Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

      Foreign currency futures contracts are generally entered into for hedging or income enhancement purposes to attempt to protect a Portfolio's current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. For example, a Portfolio may sell futures contracts on a foreign currency when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the Futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Portfolio's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities since a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

      Conversely, a Portfolio could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing Futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Portfolio purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Portfolio will sustain losses on its futures position, which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

      Options on Futures include options on interest rate futures contracts, stock and bond index futures contracts and foreign currency futures contracts.

      The writing of a call option on a Futures contract constitutes a partial hedge against declining prices of the securities in the portfolio. If the Futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a Futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures contract. If the Futures price at expiration of the put option is higher than the exercise price, a Portfolio will retain the full amount of the option premium that provides a partial hedge against any increase in the price of securities the Portfolio intends to purchase. If a put or call option a Portfolio has written is exercised, the Portfolio will incur a loss, which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on Futures positions, a Portfolio's losses from exercised options on Futures may to some extent be reduced or increased by changes in the value of portfolio securities.

      A Portfolio may purchase options on Futures for hedging purposes, instead of purchasing or selling the underlying Futures contract. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Portfolio could, in lieu of selling a Futures contract, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. If the market decline does not occur, the Portfolio will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Portfolio will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Portfolio could purchase call Options on Futures, rather than purchasing the underlying Futures contract. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Portfolio will suffer a loss equal to the price of the call but the securities the Portfolio intends to purchase may be less expensive.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS ("Forward Contracts") involve bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Institutions that deal in forward currency contracts, however, are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. No price is paid or received upon the purchase or sale of a Forward Contract. Portfolios may use Forward Contracts to reduce certain risks of their respective investments and/or to attempt to enhance return.

Forward Contracts are generally used to protect against uncertainty in the level of future exchange rates, although they may be used to enhance returns. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Forward Contracts may also be entered into with respect to specific transactions. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in (or affected by fluctuations in, in the case of ADRs) a foreign currency, or when a Portfolio anticipates receipt of dividend payments in a foreign currency, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction. A Portfolio will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

Forward Contracts are also used to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when a Portfolio believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a Forward Contract to sell an amount of that foreign currency approximating the value of some or all of the portfolio securities denominated in (or affected by fluctuations in, in the case of ADRs) such foreign currency, or when a Portfolio believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a Forward Contract to buy that foreign currency for a fixed dollar amount. In this situation a Portfolio may, in the alternative, enter into a Forward Contract to sell a different foreign currency for a fixed U.S. dollar amount where the Portfolio believes that the U.S. dollar value of the currency to be sold pursuant to the Forward Contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Portfolio are denominated ("cross-hedging"). Another example of a cross-hedge may involve a Portfolio entering into a Forward Contract to sell a fixed Euro amount and to enter into a Forward Contract to buy a fixed amount of a different currency. A Portfolio may also hedge investments denominated in a foreign currency by entering into forward currency contracts with respect to a foreign currency that is expected to correlate to the currency in which the investments are denominated ("proxy hedging").

The Portfolios will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a Portfolio is not able to cover its forward currency positions with Portfolio securities, the Portfolio will segregate cash or other liquid securities having a value equal to the aggregate amount of the Portfolio's commitments under Forward Contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Portfolio's commitments with respect to such contracts. As an alternative to segregating assets, a Portfolio may purchase a call option permitting the Portfolio to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the Forward Contract price or the Portfolio may purchase a put option permitting the Portfolio to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the Forward Contract price. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts. The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency a Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Portfolio to sustain losses on these contracts and transactions costs.

At or before the maturity of a Forward Contract requiring a Portfolio to sell a currency, the Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

The cost to a Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, a Portfolio must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Portfolio may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

NEW DEVELOPMENTS. In addition, each Portfolio may invest in securities and other instruments that do not presently exist but may be developed in the future, provided that each such investment is consistent with the Portfolio's investment objectives, policies and restrictions and is otherwise legally permissible under federal and state laws. The Prospectuses and SAI, as appropriate, will be amended or supplemented as appropriate to discuss any such new investments.

PORTFOLIO TRADING. A Portfolio may engage in portfolio trading when it is believed by the Manager that the sale of a security owned and the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value in light of what is evaluated as an expected rise in prevailing yields, or a security may be purchased in anticipation of a market rise (a decline in prevailing yields). A security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.

SPECIAL SITUATIONS. As described in the Prospectuses, certain Portfolios may invest in "special situations." A special situation arises when, in the opinion of a Manager, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.

Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

In addition, each Portfolio may invest in securities and other instruments that do not presently exist but may be developed in the future, provided that each such investment is consistent with the Portfolio's investment objectives, policies and restrictions and is otherwise legally permissible under federal and state laws. The Prospectus and SAI, as appropriate, will be amended or supplemented as appropriate to discuss any such new investments.

SUPPLEMENTAL INFORMATION ABOUT DERIVATIVES AND THEIR USE

The Trust's custodian, or a securities depository acting for the custodian, will act as each Portfolio's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the securities on which the Portfolio has written options or as to other acceptable escrow securities, so that no margin will be required for such transaction. OCC will release the securities on the expiration of the option or upon a Portfolio's entering into a closing transaction.

An option position may be closed out only on a market that provides secondary trading for options of the same series and there is no assurance that a liquid secondary market will exist for any particular option. A Portfolio's option activities may affect its turnover rate and brokerage commissions. The exercise by a Portfolio of puts on securities will result in the sale of related investments, increasing portfolio turnover. Although such exercise is within a Portfolio's control, holding a put might cause the Portfolio to sell the related investments for reasons that would not exist in the absence of the put. A Portfolio will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those that would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying investments.

In the future, each Portfolio may employ derivatives and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with a Portfolio's investment objectives, legally permissible and adequately disclosed.

REGULATORY ASPECTS OF DERIVATIVES. Each Portfolio that utilizes such instruments must operate within certain restrictions as to its long and short positions in Futures and options thereon under a rule (the "CFTC Rule") adopted by the CFTC under the Commodity Exchange Act (the "CEA"), which excludes the Portfolio from registration with the CFTC as a "commodity pool operator" (as defined in the CEA) if it complies with the CFTC Rule. In particular, the Portfolio may (i) purchase and sell Futures and options thereon for bona fide hedging purposes, as defined under CFTC regulations, without regard to the percentage of the Portfolio's assets committed to margin and option premiums, and (ii) enter into non-hedging transactions, provided that the Portfolio may not enter into such non-hedging transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Portfolio's existing Futures positions and option premiums would exceed 5% of the fair value of its portfolio, after taking into account unrealized profits and unrealized losses on any such transactions. Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.

Transactions in options by a Portfolio are subject to limitations established by each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options a Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the 1940 Act, when a Portfolio purchases a Future, the Portfolio will segregate cash or other liquid securities in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

POSSIBLE RISK FACTORS IN DERIVATIVES. Participation in the options or Futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Portfolio would not be subject absent the use of these strategies. If the Manager's predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to a Portfolio may leave the Portfolio in a worse position than if such strategies were not used. There is also a risk in using short hedging by selling Futures to attempt to protect against decline in value of the portfolio securities (due to an increase in interest rates) that the prices of such Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Portfolio's securities. The ordinary spreads between prices in the cash and Futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the Futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close Futures contracts through offsetting transactions, which could distort the normal relationship between the cash and Futures markets. Second, the liquidity of the Futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the Futures markets could be reduced, thus producing distortion. Third, from the point-of-view of speculators, the deposit requirements in the Futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the Futures markets may cause temporary price distortions.

If a Portfolio establishes a position in the debt securities markets as a temporary substitute for the purchase of individual debt securities (long hedging) by buying Futures and/or calls on such Futures or on debt securities, it is possible that the market may decline; if the Manager then determines not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, the Portfolio will realize a loss that is not offset by a reduction in the price of the debt securities purchased.

SUPPLEMENTAL INFORMATION CONCERNING HIGH-YIELD, HIGH-RISK BONDS AND SECURITIES RATINGS

HIGH-YIELD, HIGH-RISK BONDS may present certain risks, which are discussed below:

      Sensitivity to Interest Rate and Economic Changes. High-yield bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, a Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and the Portfolio's net asset value.

      Payment Expectations. High-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Portfolio's assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.

      Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely a Portfolio's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.

The Managers attempt to reduce these risks through diversification of the applicable Portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments. If a high-yield bond previously acquired by a Portfolio is downgraded, the Managers, as appropriate, will evaluate the security and determine whether to retain or dispose of it.

The following are additional restrictions and/or requirements concerning the ratings of securities:

      1. The MID CAP GROWTH PORTFOLIO may invest in debt securities rated as low as "BBB-" by Standard & Poor's, "Baa3" by Moody's, or unrated securities determined by the Manager to be of comparable quality.

      2. The INTERNATIONAL EQUITY PORTFOLIO may invest up to 35% and 20%, respectively, of net assets in high-yield/high-risk securities rated below Baa3 by Moody's or BBB- by Standard & Poor's, or unrated bonds determined by the Manager to be of comparable quality. The LARGE CAP GROWTH PORTFOLIO may invest up to 20% of net assets in high-yield/high-risk securities rated below Baa3 by Moody's or BBB-by Standard & Poor's, or unrelated bonds determined by the Manager to be of comparable quality.

      3. The LARGE CAP COMPOSITE PORTFOLIO (up to 15%) and the LARGE CAP VALUE PORTFOLIO (up to 10%) may invest in debt securities rated below investment grade (i.e., below "BBB-" by Standard & Poor's or below "Baa3" by Moody's) or, if unrated, determined by the Manager to be of equivalent quality.

      4. The SMALL CAP PORTFOLIO, the MID CAP VALUE PORTFOLIO, and the DIVERSIFIED FIXED INCOME PORTFOLIO may invest up to 20% of their respective assets in securities rated below Baa3 by Moody's or BBB-by Standard & Poor's and no more than 10% of their respective assets in bonds rated as low as C by Moody's or D by Standard & Poor's. In addition, the portion of the LARGE CAP GROWTH PORTFOLIO managed by Janus may invest up to 20% of the assets allocated to it in securities rated below Baa by Moody's or BBB by Standard & Poor's; and the portion of the LARGE CAP GROWTH and MID CAP VALUE PORTFOLIOS allocated to Goldman Sachs Asset Management L.P. ("GSAM") and the portion of the INTERNATIONAL EQUITY PORTFOLIO allocated to Goldman Sachs Asset Management-International ("GSAM-International") may invest no more than 10% of the assets allocated to it in bonds rated as low as C by Moody's or D By Standard & Poor's. The Strategic Fixed Income Portfolio may invest up to 75% of its assets in investments which may be considered to have credit quality below investment grade as determined by internationally recognized credit rating agency organizations, such as Moody's and Standard & Poor's. In each case, securities that are not rated will be subject to the percentage limitations of securities determined by the Manager to be of comparable quality as stated herein.

      5. The CASH MANAGEMENT PORTFOLIO currently invests only in instruments rated in the highest rating category by Moody's and Standard & Poor's or in instruments issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities.

      6. The FOCUS GROWTH PORTFOLIO currently invests only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top two rating categories by Standard & Poor's and Moody's or in instruments issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities.

      7. The FOCUS GROWTH PORTFOLIO, FOCUS GROWTH AND INCOME PORTFOLIO and FOCUS TECHNET PORTFOLIO may invest up to 20% of its total assets in debt securities that the Managers expect to have the potential for capital appreciation, including debt securities rated below "BBB" by Standard & Poor's, or "Baa" by Moody's, or, if unrated, determined by the Managers to be of equivalent quality (junk bonds).

      8. The FOCUS VALUE PORTFOLIO will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by Standard & Poor's or B3 by Moody's, or, if not rated by Standard & Poor's or Moody's, are of equivalent investment quality as determined by the Manager.

                             INVESTMENT RESTRICTIONS

The Trust has adopted for each Portfolio certain investment restrictions that are fundamental policies and cannot be changed without the approval of the holders of a majority of that Portfolio's outstanding shares. Such majority is defined as the vote of the lesser of (i) 67% or more of the outstanding shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolio. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made.

Each Portfolio may not:

      1. With respect to each of the DIVERSIFIED FIXED INCOME PORTFOLIO, CASH MANAGEMENT PORTFOLIO and STRATEGIC FIXED INCOME PORTFOLIO, invest more than 5% of the Portfolio's total assets in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of each such Portfolio's total assets and, provided further, that the limitation shall not apply to obligations issued or guaranteed by the government of the United States or of any of its agencies or instrumentalities.

      2. With respect to each of the DIVERSIFIED FIXED INCOME PORTFOLIO, STRATEGIC FIXED INCOME PORTFOLIO AND CASH MANAGEMENT PORTFOLIO, as to 75% of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer.

      3. Invest more than 25% of the Portfolio's total assets in the securities of issuers in the same industry, except that the FOCUS TECHNET PORTFOLIO may invest over 25% of its total assets in the securities of issuers in the technology industry. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. The CASH MANAGEMENT PORTFOLIO may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks. The gas, electric, water and telephone businesses will be considered separate industries. The FOCUS TECHNET PORTFOLIO invests primarily in the securities of issuers in the technology sector and therefore is not subject to the 25% limitation on industry concentration with respect to any industry within the technology sector.

      4. Invest in real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, that deal in real estate or interests therein); provided that a Portfolio may hold or sell real estate acquired as a result of the ownership of securities.

      5. Purchase or sell commodities or commodity contracts, except to the extent that each Portfolio may do so in accordance with applicable law and the Portfolio's Prospectuses and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the CEA. Any Portfolio may engage in transactions in put and call options on securities, indices and currencies, spread transactions, forward and futures contracts on securities, indices and currencies, put and call options on such futures contracts, forward commitment transactions, forward foreign currency exchange contracts, interest rate, mortgage and currency swaps and interest rate floors and caps and may purchase Hybrid Instruments.

      6.    Make loans to others except for (a) the purchase of debt securities;
            (b) entering into repurchase agreements; (c) the lending of its portfolio securities; and (d) as otherwise permitted by exemptive order of the SEC.

      7. Borrow money, except that (i) each Portfolio may borrow in amounts up to 33 1/3% (5% in the case of the CASH MANAGEMENT PORTFOLIO) of its total assets for temporary or emergency purposes, (ii) each of the LARGE CAP GROWTH PORTFOLIO, LARGE CAP COMPOSITE PORTFOLIO, LARGE CAP VALUE PORTFOLIO, MID CAP GROWTH PORTFOLIO, MID CAP VALUE PORTFOLIO, SMALL CAP PORTFOLIO, INTERNATIONAL EQUITY PORTFOLIO, DIVERSIFIED FIXED INCOME PORTFOLIO and STRATEGIC FIXED

            INCOME PORTFOLIO may borrow for investment purposes to the maximum extent permissible under the 1940 Act, (iii) the FOCUS GROWTH PORTFOLIO, FOCUS GROWTH AND INCOME PORTFOLIO, FOCUS TECHNET PORTFOLIO and FOCUS VALUE PORTFOLIO may borrow for investment purposes to the maximum extent permissible under the 1940 Act (i.e., presently 50% of net assets), and (iv) a Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. This policy shall not prohibit a Portfolio's engaging in reverse repurchase agreements, dollar rolls and similar investment strategies described in the Prospectuses and SAI, as they may be amended from time to time.

      8. Issue senior securities as defined in the 1940 Act, except that each Portfolio may enter into repurchase agreements, reverse repurchase agreements and dollar rolls, lend its portfolio securities and borrow money, as described above, and engage in similar investment strategies described in the Prospectuses and SAI, as they may be amended from time to time.

      9. Engage in underwriting of securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities of the Portfolio.

The following additional restrictions are not fundamental policies and may be changed by the Trustees without a vote of shareholders. Each Portfolio may not:

      1.    Purchase securities on margin.

      2. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and, to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to forward contracts, options, futures contracts and options on futures contracts. In addition, a Portfolio may pledge assets in reverse repurchase agreements, dollar rolls and similar investment strategies described in the Prospectuses and SAI, as they may be amended from time to time.

      3. Sell securities short, including short sales "against the box" (i.e., where a Portfolio contemporaneously owns, or has the right to acquire at no additional cost, securities identical or substantially similar to those sold short) if as a result more than 25% of its net assets would be subject to such short sales.

      4. With respect to the SEASONS MANAGED ALLOCATION PORTFOLIOS, purchase or sell securities of other investment companies, except to the extent permitted by applicable law. With respect to any Underlying Portfolio, purchase or sell securities of other investment companies except (i) to the extent permitted by applicable law; provided, however, that the Underlying Portfolios will not purchase or sell securities of other investment companies pursuant to Section 12(d)(1)(F) and (G) of the 1940 Act and (ii) Janus and T. Rowe Price may invest uninvested cash balances of their respective component of each Underlying Portfolio in money market mutual funds that it manages to the extent permitted by applicable law.

      5. Enter into any repurchase agreement maturing in more than seven days or investing in any other illiquid security if, as a result, more than 15% (10% in the case of the CASH MANAGEMENT PORTFOLIO) of a Portfolio's net assets would be so invested. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market, and commercial paper exempted from registration under the Securities Act pursuant to Section 4(2) of that Act that may be offered and sold to "qualified institutional buyers" as defined in Rule 144A, which the Manager has determined to be liquid pursuant to guidelines established by the Trustees, will not be considered illiquid for purposes of this 15% limitation on illiquid securities.

                           TRUST OFFICERS AND TRUSTEES

The trustees and executive officers of the Trust, their business addresses, ages and principal occupations for the past five years are set forth below. Unless otherwise noted, the address of each executive officer and trustee is One SunAmerica Center, Los Angeles, California 90067-6022.

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                 PRINCIPAL          IN FUND
                           POSITIONS                           OCCUPATION(S)        COMPLEX
    NAME, ADDRESS AND      HELD WITH      LENGTH OF            DURING PAST 5       OVERSEEN BY           OTHER DIRECTORSHIPS
      DATE OF BIRTH          TRUST      TIME SERVED(1)             YEARS           TRUSTEE (2)           HELD BY TRUSTEE(3)
-----------------------   -----------   --------------   ------------------------  -----------   -----------------------------------
INDEPENDENT TRUSTEES

CARL D. COVITZ(4)
DOB:  March 31, 1939        Trustee     February 2001    Owner and                     56        Director, Kayne Anderson
                                                         President,                              Mutual Funds (since
                                                         Landmark                                1995); Director, Arden
                                                         Capital, Inc.                           Realty, Inc.
                                                         (since 1973)                            (since 1995)

MONICA C. LOZANO            Trustee     December 1998    President and                 56        Trustee, University of
DOB:  July 21, 1956                                      Chief Operating                         Southern California
                                                         Officer (since                          (since 1991); Director,
                                                         2000) La Opinion                        California Healthcare
                                                         (newspaper                              Foundation (since 1998); Director,
                                                         publishing                              Tenet Healthcare Corporation
                                                         concern);                               (since 2002);
                                                         Associate                               Director, The Walt Disney
                                                         Publisher                               Company (since 2000);
                                                         (1991-1999) and                         Director, Union Bank of
                                                         Executive Editor                        California (since 2001)
                                                         (1995-1999)
                                                         thereof

GILBERT T. RAY              Trustee     February 2001    Retired Partner,              56        Director, Advance Auto
DOB: September 18, 1944                                  O'Melveny &                             Parts, Inc. (retail-auto
                                                         Myers LLP (since                        & home supply stores) (since
                                                         2000); and                              2002);  Director, Watts,
                                                         Attorney                                Wyatt & Company (services  -
                                                         (1972-2000)                             management consulting services)
                                                         thereof                                 (since 2000)

ALLAN L. SHER               Trustee     January 1997     Retired,                      56        Director, Bowl America
DOB:  October 19, 1931                                   Brokerage                               Incorporated (1997-Present)
                                                         Executive (since
                                                         1992)

BRUCE G. WILLISON           Trustee     February 2001    Dean, Anderson                56        Director, Nordstrom, Inc.
DOB:  October 16, 1948                                   School at UCLA                          (since 1997); Director,
                                                         (since 1999)                            Homestore, Inc. (real estate agents
                                                                                                 & managers) (since 2003);
                                                                                                 Director

                                                                                                 Healthnet International, Inc.
                                                                                                 (business services) (since 2000)

INTERESTED TRUSTEE

JANA W. GREER (4)         Trustee and   February 2001    President,                    56        Director, National
DOB:  December 30, 1951    Chairman                      AIG SunAmerica                          Association for Variable
                                                         Retirement                              Annuities (since 1999)
                                                         Markets, Inc.
                                                         (since 1996),
                                                         Executive Vice
                                                         President,
                                                         AIG Retirement Services,
                                                         Inc. (since 1991)

                                                                                         NUMBER OF
                                                                                         PORTFOLIOS
                                                                     PRINCIPAL            IN FUND
                                POSITIONS                          OCCUPATION(S)          COMPLEX
    NAME, ADDRESS AND           HELD WITH      LENGTH OF           DURING PAST 5         OVERSEEN BY   OTHER DIRECTORSHIPS
      DATE OF BIRTH               TRUST      TIME SERVED(1)            YEARS             TRUSTEE (2)   HELD BY TRUSTEE(3)
---------------------------  --------------  --------------  --------------------------  -----------   -------------------
OFFICERS

DONNA M. HANDEL                Treasurer         2002        Vice President,                N/A                N/A
DOB:  June 25, 1966                                          SunAmerica (August
AIG SunAmerica Asset                                         1996 to Present);
Management Corp.                                             Assistant Treasurer
Harborside Financial Center                                  (1999-2000)
3200 Plaza 5
Jersey City, NJ 07311

MALLARY L. REZNIK              Secretary         2000        Associate                      N/A                N/A
DOB:  May 2, 1968                                            Counsel,
One SunAmerica Center                                        AIG Retirement Services,
Century City                                                 Inc.
Los Angeles, CA 90067
                                                             (January 1998
                                                             to Present); Staff
                                                             Attorney,
                                                             Transamerica
                                                             Life Companies
                                                             (1995-1998)

Nori L. Gabert               Vice President      2002        Vice President and              N/A               N/A
DOB:  8/15/53                and Assistant                   Associate Counsel,
2929 Allen Parkway             Secretary                     SunAmerica (2001-
Houston, Texas 77019                                         Present); Secretary, VALIC
                                                             Company I and VALIC
                                                             Company II (1998-Present);
                                                             Associate General Counsel,
                                                             American General
                                                             Corporation, (1997-2001);


---------------------
1   Trustees serve until their successors are duly elected and qualified.

2 Fund Complex includes the Trust (24 portfolios), SunAmerica Series Trust (32 portfolios), AIG Series Trust (4 funds) SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (24 funds) and VALIC Company II (15 funds).

3 Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies regulated under the 1940 Act other than those listed under the preceding column.

4 Mr. Covitz owns passive limited partnership interests in certain private investment funds for which Wellington Management or its affiliates serve as manager and general partner.

5 Ms. Greer is considered to be an Interested Trustee, as defined in the 1940 Act, because she serves as President of SunAmerica Retirement Markets, Inc. and Executive Vice President of AIG Retirement Services, Inc., affiliates of SunAmerica, the investment adviser and manager (as defined herein.)

The Trustees of the Trust are responsible for the overall supervision of the operation of the Trust and each of the Portfolios and perform various duties imposed on directors/trustees of investment companies by the 1940 Act and under the Trust's Declaration of Trust. The Trust pays no salaries or compensation to any of its officers, all of whom are officers or employees of AIG SunAmerica Life Assurance Company or its affiliates. For the Trust and SunAmerica Series Trust (the "Annuity Funds"), an annual fee of $86,000, plus $2,500 for each regularly scheduled meeting attended and expenses are paid to each Trustee who is not an officer or employee of AIG SunAmerica Life Assurance Company or its affiliates for attendance at regularly scheduled meetings of the Board of Trustees. Trustees will be compensated for participation telephonically at the regularly scheduled Board Committee Meetings, but only if such participation is the first such participation via telephone in the calendar year, otherwise, no attendance fee will be paid. For participation in telephonic meetings or in-person meetings that are not considered part of the regularly scheduled Board or Board Committee Meetings, a participation fee of $2,500 will be paid. The lead Trustee shall receive an additional retainer fee of $20,000. These expenses are allocated on the basis of the relative net assets of each Portfolio of the Annuity Funds. All other Trustees receive no remuneration from the Trust.

In addition, each Independent Trustee also serves on the Audit Committee and the Nomination and Governance Committee of the Board of Trustees. The Trust's Audit Committee reviews annually the nature and cost of the professional services rendered by the Trust's independent accountants, the results of their year-end audits and their findings and recommendations as to accounting and financial matters, including the adequacy of internal controls. On the basis of this review, the Audit Committee makes recommendations to the Trustees as to the appointment of independent accountants for the following year. The Chair of the Audit Committee shall receive an additional retainer of $10,000. Members of the Audit Committee serve without compensation. For the fiscal year ended March 31, 2004, the Audit Committee held three meetings.

The Trust's Nomination and Governance Committee is responsible for the selection and nomination of candidates for appointment or election to serve as trustees. The Nomination and Governance Committee does not normally consider candidates proposed by shareholders for election of Trustees. Members of the Nomination and Governance Committee serve without compensation. For the fiscal year ended March 31, 2004, the Nomination and Governance Committee held three meetings.

As of September 30, 2004, the officers and Trustees as a group owned an aggregate of less than 1% of the outstanding shares of each class of each Portfolio of the Trust.

                        TRUSTEE OWNERSHIP OF TRUST SHARES

The following table shows the dollar range of shares beneficially owned by each Trustee.

INDEPENDENT TRUSTEES

                                                                        AGGREGATE DOLLAR RANGE OF EQUITY
                                                                          SECURITIES IN ALL REGISTERED
                      DOLLAR RANGE OF EQUITY SECURITIES                  INVESTMENT COMPANIES OVERSEEN
NAME OF TRUSTEE                 IN THE TRUST(1)                              BY TRUSTEE IN FAMILY(2)
-----------------     ---------------------------------                 --------------------------------
Carl D. Covitz                        0                                                 0

Monica C. Lozano                      0                                                 0

Gilbert T. Ray                        0                                                 0

Allan L. Sher                         0                                                 0

Bruce G. Willison                     0                                                 0

1 Includes the value of shares beneficially owned by each Trustee as of December 31, 2003.

2   Includes the Trust (24 portfolios) and SunAmerica Series Trust (32 series).

INTERESTED TRUSTEE

                                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                                                  SECURITIES IN ALL REGISTERED
                        DOLLAR RANGE OF EQUITY SECURITIES        INVESTMENT COMPANIES OVERSEEN
NAME OF TRUSTEE                   IN THE TRUST                        BY TRUSTEE IN FAMILY
---------------         ---------------------------------       --------------------------------
Jana W. Greer                          0                                      0

As of December 31, 2003, no Independent Trustees nor any of their immediate family members owned beneficially or of record any securities in the Advisor or Distributor or any person other than a registered investment company, directly or indirectly, controlling, controlled by or under common control with such entities.

The following table sets forth information summarizing the compensation of each of the Trustees for his/her services as Trustee for the fiscal year ended March 31, 2004.

                               COMPENSATION TABLE

                                                  PENSION OR
                             AGGREGATE             RETIREMENT             TOTAL COMPENSATION
                           COMPENSATION        BENEFITS ACCRUED AS        FROM TRUST AND FUND
                              FROM                PART OF TRUST             COMPLEX PAID TO
TRUSTEE                       TRUST                 EXPENSES                  TRUSTEES*
-----------------          ------------        -------------------        -------------------
Carl D. Covitz               $ 9,958                   N/A                       $ 60,823

Monica C. Lozano             $ 9,958                   N/A                       $ 60,823

Gilbert T. Ray               $ 9,958                   N/A                       $ 60,823

Allan L. Sher                $10,768                   N/A                       $ 65,554

Bruce G. Willison            $ 9,958                   N/A                       $ 60,823

* Fund Complex includes the Trust (24 portfolios), AIG Series Trust (4 funds) SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Focused Series, Inc. (15 portfolio), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (24 funds), VALIC Company II (15 funds) and SunAmerica Series Trust (32 portfolios).

                  INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

The Trust, on behalf of each Seasons Managed Allocation Portfolio and the Strategic Fixed Income Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica to handle the management of the Trust and its day-to-day affairs. SunAmerica is an indirect wholly-owned subsidiary of AIG, the leading U.S.-based international insurance organization. AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance related activities and financial services in the United States and abroad.

The Agreement provides that SunAmerica shall act as investment adviser to the Trust, manage the Trust's investments, administer its business affairs, furnish offices, necessary facilities and equipment, provide clerical, bookkeeping and administrative services, and permit any of SunAmerica's officers or employees to serve without compensation as Trustees or officers of the Trust if duly elected to such positions. Under the Agreement, the Trust agrees to assume and pay certain charges and expenses of its operations, including: direct charges relating to the purchase and sale of portfolio securities, interest charges, fees and expenses of independent legal counsel and independent accountants, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares for sale, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of data processing and related services, shareholder recordkeeping and shareholder account service, expenses of printing and distributing prospectuses and statements of additional information, expenses of annual and special shareholders' meetings, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of Trustees who are not employees of SunAmerica or its affiliates, membership dues in the Investment Company Institute or any similar organization, all taxes and fees to federal, state or other governmental agencies, insurance premiums and extraordinary expenses such as litigation expenses.

The Agreement, after initial approval with respect to each Seasons Managed Allocation Portfolio and the Strategic Fixed Income Portfolio, continues in effect for a period of two years, in accordance with its terms, unless terminated, and thereafter may be renewed from year to year as to each Seasons Managed Allocation Portfolio and the Strategic Fixed Income Portfolio for so long as such renewal is specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each relevant Portfolio, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement provides that it may be terminated by either party without penalty upon the specified written notice contained in the Agreement. The Agreement also provides for automatic termination upon assignment.


Under the terms of the Agreement, SunAmerica is not liable to the Trust, or to any other person, for any act or omission by it or for any losses sustained by the Trust or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty


As compensation for its services, SunAmerica receives from the Trust a fee, accrued daily and payable monthly, based on the net assets of each Seasons Managed Allocation Portfolio and the Strategic Fixed Income Portfolio at the following annual rates:

PORTFOLIO                                            ADVISORY FEE (AS A PERCENTAGE OF ASSETS)
---------------------------------                    ----------------------------------------
Allocation Growth Portfolio                                          0.10%

Allocation Moderate Growth Portfolio                                 0.10%

Allocation Moderate Portfolio                                        0.10%

Allocation Balanced Portfolio                                        0.10%

Strategic Fixed Income Portfolio                                     0.80%

SunAmerica has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Seasons Managed Allocation Portfolio's average net assets:

                                                             CLASS 3
                                                             -------
Allocation Growth Portfolio                                   0.35%

Allocation Moderate Growth Portfolio                          0.35%

Allocation Moderate Portfolio                                 0.35%

Allocation Balanced Portfolio                                 0.35%

SunAmerica has voluntarily agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of the Strategic Fixed Income Portfolio's average net assets:

                                                              CLASS 3
                                                              -------
Strategic Fixed Income Portfolio                               1.55%

SunAmerica also may voluntarily reimburse and/or waive additional amounts to increase the investment return to the Portfolio's investors. SunAmerica may terminate all such reimbursements at any time. Further, any reimbursements and/or waivers, made by SunAmerica with respect to the respective Seasons Managed Allocation Portfolios or the Strategic Fixed Income Portfolio are subject to recoupment from that respective portfolio within the following two years, provided that the respective portfolio is able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.

                             SUBADVISORY AGREEMENTS


Ibbotson Associates Advisors, LLC ("Ibbotson") acts as Manager to the Seasons Managed Allocation Portfolios, and AIG Global Investment Corp. ("AIGGIC"), Franklin Advisers, Inc. ("Franklin Advisers") and Salomon Brothers Asset Management Inc. ("Salomon") act as Managers to the Strategic Fixed Income Portfolio pursuant to various Subadvisory Agreements with SunAmerica. SunAmerica allocates the Strategic Fixed Income Portfolios' assets among AIGGIC, Franklin Advisers and Salomon in its sole discretion.



                                            PORTFOLIO MANAGEMENT ALLOCATED
         PORTFOLIO                           AMONG THE FOLLOWING MANAGERS
---------------------------------           ------------------------------
Strategic Fixed Income Portfolio                     AIGGIC
                                                     Franklin Advisers
                                                     Salomon

Allocation Growth Portfolio                          Ibbotson

Allocation Moderate Growth Portfolio                 Ibbotson

Allocation Moderate Portfolio                        Ibbotson

Allocation Balanced Portfolio                        Ibbotson


Each Manager, except for AIGGIC, is independent of SunAmerica and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SunAmerica, which pays the other Managers' fees. AIGGIC was organized as a New Jersey corporation in 1983 as R.J. Hoffman & Co., Inc., and subsequently changed to its current name in 1995. AIGGIC is a wholly owned subsidiary of AIG and is part of AIG Global Investment Group ("AIGGIG"). Franklin Advisers is a wholly owned subsidiary of Franklin Resources, Inc., a publicly traded, global investment management organization. Salomon Brothers is a subsidiary of Citigroup Inc. Ibbotson is a wholly owned subsidiary of Ibbotson Associates.

SunAmerica pays each Manager a monthly fee with respect to the respective Portfolio or component of a Portfolio for which such Manager performs services, computed on average daily net assets. SunAmerica has received an exemptive order that, among other things, permits the Trust to disclose to shareholders the Managers' fees only in the aggregate for a Portfolio other than for those Portfolios managed by AIGGIC, an affiliated Manager. The aggregate annual rates, as a percentage of daily net assets, of the fees payable by SunAmerica to a Manager for a Portfolio may vary according to the level of assets of such Portfolio. Pursuant to the Subadvisory Agreements, SunAmerica will pay fees to the other Managers equal to the following estimated aggregate annual rates, expressed as a percentage of the assets of each Portfolio.

         PORTFOLIO                                   ESTIMATED SUBADVISORY FEE (AS A PERCENTAGE OF ASSETS)
---------------------------------                    -----------------------------------------------------
Allocation Growth Portfolio                             First $500 million                      0.09%

Allocation Moderate Growth Portfolio                    Next $500 million                       0.07%

Allocation Moderate Portfolio                           Over $1 billion                         0.05%

Allocation Balanced Portfolio

Strategic Fixed Income Portfolio                        0.39%*

* Pursuant to its SubAdvisory Agreement with AIGGIC, the fee that SunAmerica will pay to AIGGIC equals an estimated aggregate annual rate of 0.45%.

The Seasons Managed Allocation Portfolios and the Strategic Fixed Income Portfolio have not yet commenced investment operations. Therefore, as of the date hereof, no fees have been paid pursuant to the related Subadvisory Agreements.




The Subadvisory Agreements continue in effect for two years from the dates thereof, unless terminated, and may be renewed from year to year thereafter, so long as continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Subadvisory Agreements provide that they will terminate in the event of an assignment (as defined in the 1940 Act) or upon termination of the Agreement. The Subadvisory Agreements may be terminated at any time, without penalty, by the respective portfolio or the Trust, by the Trustees, by the holders of a majority of the respective Portfolio's outstanding voting securities, by SunAmerica, on not less than thirty (30) nor more than sixty (60) days' written notice to the Managers. Certain of the Subadvisory Agreements also permit the Manager to terminate the those agreements, on not less than ninety (90) days' written notice to SunAmerica and the Trust; provided, that a Manager may not terminate the Subadvisory Agreement unless another subadvisory agreement has been approved by the Trust in accordance with the 1940 Act, or after six (6) months' written notice, whichever is earlier; provided, further, that each may terminate its respective Subadvisory Agreement on sixty (60) days' written notice in the event of a breach of such agreement by SunAmerica. Moreover, SunAmerica has received an exemptive order from the SEC that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with Managers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Managers for new or existing Trusts, change the terms of particular agreements with Managers or continue the employment of existing Managers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Manager changes.


                         APPROVAL OF ADVISORY AGREEMENTS



The Board of Trustees, including the Independent Trustees, last approved the Agreement and the Subadvisory Agreements between SunAmerica and both AIGGIC and Salomon, at a meeting held on September 9, 2004.



At a meeting held on December 15, 2004, based on the considerations described below, the Board of Trustees, including a majority of the Independent Trustees, approved an amendment to the Agreement and the Subadvisory Agreement between SunAmerica and AIGGIC. Also at the December 15th meeting, the Board, and the Independent Trustees, approved the new Subadvisory Agreements between SunAmerica and both, Franklin Advisers and Ibbotson.

The amendments to the Agreement and Subadvisory Agreements, and the new Subadvisory Agreements are collectively referred to as the "Advisory Agreements." AIGGIC, Franklin, Ibbotson and Salomon are collectively referred to as "Subadvisers" and each a "Subadviser."



The Board received materials relating to its consideration of the Advisory Agreements, including: (1) fees and expense ratios of the Portfolios compared to such fees and expenses of a peer group of funds with similar investment objectives ("Peer Group"), as selected by Lipper, Inc., an independent provider of investment company data; (2) the nature and quality of services provided by SunAmerica and the Subadvisers; (4) the costs of services and the benefits derived by SunAmerica and the Subadvisers; (5) the terms of the Advisory Agreements; (6) whether the Portfolios will benefit from economies of scale; and
(7) information regarding SunAmerica's and the Subadvisers' compliance history. The matters discussed below were considered separately by the Independent Trustees in an executive session during which experienced counsel that is independent of SunAmerica provided guidance to the Independent Trustees.



NATURE, EXTENT AND QUALITY OF SERVICES



The Board of Trustees, including the Independent Trustees, considered the nature, quality and extent of services to be provided by SunAmerica and each of the Subadvisers. In making its evaluation, the Board considered that SunAmerica is responsible for the management of the affairs of the Trust, including but not limited to, providing the Trust with investment management services for certain portfolios of the Trust, general supervision of and coordination of the services provided by the Subadvisers. SunAmerica is responsible for overseeing the performance of services by the Trust's custodian, transfer agent and dividend disbursing agent. The Board also noted that SunAmerica is responsible for the financial and accounting records required to be maintained by each Portfolio and for the administration of the Trust's business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio.



With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services, including investment research, advice and supervision, and determining which securities shall be purchased or sold by each Portfolio. The Board reviewed each Subadviser's history, structure and size, and investment experience. The Board was informed, that in management's judgment, each of the Subadvisers has the size, visibility and resources to attract and retain highly qualified investment professionals.



With respect to the Seasons Managed Allocation Portfolios, the Board considered that management had examined and interviewed several firms providing similar services as Ibbotson, including Standard and Poor's, Wilshire Associates, and Morningstar. With respect to Strategic Fixed Income Portfolio, the Board considered performance history of other funds or accounts which are managed by Franklin, AIGGIC and Salomon in a similar style as they would manage the Strategic Fixed Income Portfolio.



The Board reviewed the qualifications, background and responsibilities of each of the Subadviser's staff who would be responsible for providing investment management services to the Portfolios, including portfolio managers and research analysts.



The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SunAmerica and each Subadviser and that there was a reasonable basis on which to conclude that they would provide a high quality of investment management services.



FEES AND EXPENSES



The Board of Trustees, including the Independent Trustees, received and reviewed information regarding the Portfolios' fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Peer Groups for each Portfolio, other than the Seasons Managed Allocation Portfolios and Strategic Fixed Income Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. The funds included in each Portfolio's Peer Group consisted of funds that were investment options under variable annuity contracts or variable life insurance contracts. The Board did not consider comparisons of the Portfolios' fees and expenses with the fees and expenses of funds offered through pension funds or institutional investors. The Board considered the following information based on the data provided by Lipper:



      - Seasons Managed Allocation Portfolios. The proposed management fees and subadvisory fees for each of the Portfolios were lower than the median management fee of their Peer Groups, and in some cases, the lowest of all funds in their Peer Groups. The Board noted that since these Portfolios have not begun operations, they have no expense ratio or performance history to compare. The Board considered that each of the Portfolios will have an overlay management fee that is charged at the fund-of-funds level in addition to the management fee charged by the Underlying Portfolios in which they invest. Management reviewed with the Board, that investors will indirectly pay a proportionate share of the Underlying Portfolios expense by investing in one of the Seasons Managed Allocation Portfolios.



      - Strategic Fixed Income Portfolio. The management fees of the Portfolio were at the median in its Peer Group though the subadvisory fees of the Portfolio were slightly above the median in its Peer Group, the Board noted that these fees are borne by SunAmerica and have no effect on the Portfolio's shareholders. The Board noted that since the Portfolio had not begun operations, they have no total expense ratio to compare.



On the basis of the information considered, the Board concluded that the advisory and subadvisory fee rates were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.



INVESTMENT PERFORMANCE



The Board noted that the Portfolios are new and had no performance data to analyze. With respect to the Strategic Fixed Income Portfolio, however, the Board noted that certain Subadviser's performance with respect to funds or accounts, which they manage in a similar style as they would the Portfolio, have outperformed their respective indices.



COST OF SERVICES AND BENEFITS DERIVED



With respect to SunAmerica and the Subadvisers, the Board of Trustees, including the Independent Trustees, considered the direct and indirect costs and benefits of providing their services to the Trust. This included reviewing SunAmerica's and the Subadviser's financial condition and profitability, with respect to the services it provides to the Portfolios, to the extent such information was available. It was noted that certain Subadvisers consider this type of financial information proprietary or was not available, and did not provide such information. In addition, because the Portfolios were new portfolios, there was no historical profitability to review with respect to their management of the Portfolios.



The Board was informed, based on management's judgement, that (1) any indirect costs incurred by SunAmerica in connection with rendering investment advisory services to the Trust are inconsequential to the analysis of the adequacy of the advisory fees, and (2) any collateral benefits derived as a result of providing advisory services to the Trust are de minimis and do not impact upon the reasonableness of the advisory fee. The Board concluded that any benefits that SunAmerica and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were not unreasonable.



TERMS OF ADVISORY AGREEMENTS



The Board, including the Independent Trustees, reviewed the terms of the Advisory Agreements including the duties and responsibilities undertaken by SunAmerica and the Subadvisers as discussed above. The Board considered that SunAmerica pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and any officers of the Trust who are employees of SunAmerica. The Board also reviewed the terms of payment for services rendered and noted that SunAmerica compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Agreements.



ECONOMIES OF SCALE



The Board of Trustees, including the Independent Trustees, considered whether the Trust has benefited from economies of scale and whether there is potential for future realization of economies of scale with respect to the Portfolios. It was noted that the total expenses of the Seasons Managed Allocation Portfolios (including the expenses of the underlying portfolios) and the Strategic Fixed Income Portfolio should drop as they achieve economies of scale with increases in assets. The Board concluded that the advisory fee structure at the advisory and subadvisory level were reasonable and that no changes were currently necessary to further reflect economies of scale.



COMPLIANCE



The Board reviewed SunAmerica's and each Subadviser's compliance and regulatory history, including information whether any were involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning SunAmerica's and each Subadviser's compliance staff who would be responsible for providing compliance functions on behalf of the Portfolios.



CONCLUSIONS



In reaching its decision to recommend the approval of the Advisory Agreements, the Board did not identify any single factor as being of principal significance, but based its recommendation on each of the factors it considered. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SunAmerica and the Subadvisers possess the capability and resources to perform the duties required of it under the Advisory Agreements.



Based upon its review of the Advisory Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreements are reasonable, fair and in the best interest of the Portfolios and its shareholders, and (2) the advisory and subadvisory fee rates provided in the Advisory Agreements are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.


                           PERSONAL SECURITIES TRADING

The Trust, the Adviser and the Distributor have adopted a written Code of Ethics (the "SunAmerica Code"), which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by "Access Persons" thereof. An Access Person as defined in the SunAmerica Code is (1) any trustee, director, officer, general partner or advisory person of the Trust or the Adviser; (2) any director or officer of the Distributor who in the ordinary course of his or her business makes, participates in or obtains information regarding the purchase or sale of securities; and (3) any other persons designated by the Review Officer (as defined in the SunAmerica Code) as having access to current trading information. The guidelines on personal securities trading relate to: (i) securities being considered for purchase or sale, or purchased or sold, by any investment company advised by the Adviser, (ii) Initial Public Offerings, (iii) private placements, (iv) blackout periods, (v) short-term trading profits and (vi) services as a director. Subject to certain restrictions, Access Persons may invest in securities, including securities that may be purchased or held by the Portfolios. These guidelines are substantially similar to those contained in the Report of the Advisory Group on Personal Investing issued by the Investment Company Institute's Advisory Panel. The Adviser reports to the Board of Trustees on a quarterly basis, as to whether there were any violations of the SunAmerica Code by Access Persons of the Trust or any Manager during the quarter.

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                                 RULE 12B-1 PLAN

The Board of Trustees has adopted a plan pursuant to Rule 12b-1 promulgated under the 1940 Act with respect to Class 3 shares of the Strategic Fixed Income Portfolio ("Class 3 Plan"). Reference is made to "Account Information - Service Fees" in the Prospectus for certain information with respect to the Class 3 Plan. The Class 3 Plan provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of such Class 3 shares of the Strategic Fixed Income Portfolio. The service fees will be used to reimburse the Life Company for expenditures made to financial intermediaries for providing service to contract holders of the Variable Contracts who are the indirect beneficial owners of the Class 3 shares of the Strategic Fixed Income Portfolio. It is possible that in any given year, the amount paid to certain financial intermediaries for such services could exceed the financial intermediaries' costs as described herein.

Continuance of the Class 3 Plan with respect to the Strategic Fixed Income Portfolio is subject to annual approval by vote of the Independent Trustees. The Class 3 Plan may not be amended to increase materially the amount authorized to be spent thereunder without approval of the shareholders of the affected class of shares of the Portfolio. In addition, all material amendments to the Class 3 Plan must be approved by the Trustees in the manner described above. The Class 3 Plan may be terminated at any time with respect to the Strategic Fixed Income Portfolio without payment of any penalty by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Class 3 shares of the Strategic Fixed Income Portfolio. So long as the Class 3 Plan is in effect, the election and nomination of the Independent Trustees of the Trust shall be committed to the discretion of the Independent Trustees. In the Trustees' quarterly review of the Class 3 Plan, they will consider the continued appropriateness of, and the level of, compensation provided in such plan and any other factors they deem relevant, including information as to the benefits for the Class 3 shareholders of the Strategic Fixed Income Portfolio.

The Board of Trustees has not adopted a 12b-1 plan with respect to the Class 3 shares of the Seasons Managed Allocation Portfolio. However, the Underlying Portfolios in which the assets of the Class 3 shares of the Seasons Managed Allocation Portfolios are invested are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of up to 0.25% of the average daily net assets of the Portfolios' shares. Because the cost of these service fees are borne indirectly by the Class 3 shares of each Season Managed Allocation Portfolio on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

FEDERAL TAXES. Under the Code, each Portfolio will qualify as a separate regulated investment company provided certain qualification requirements are met. To qualify as a regulated investment company, a Portfolio must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the respective market value of a its assets is represented by cash, U.S. government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to not greater than 5% of the value of a Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies).

So long as a Portfolio qualifies as a regulated investment company, it will not be subject to federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gain dividends, provided that it distributes at least 90% of its investment company taxable income (including short-term capital gains) plus 90% of its net tax-exempt interest income for the taxable year. Dividends from net investment income and capital gain distributions, if any, are paid annually. All distributions are reinvested in shares of the respective portfolio at net asset value unless the transfer agent is instructed otherwise.

Each Portfolio will be managed in such manner as to comply with variable contract asset diversification regulations prescribed by the U.S. Treasury Department under the Code. These regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the value of the total assets of a variable contract Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, but each U.S. agency or instrumentality is treated as a separate issuer. If a Portfolio fails to comply with these regulations, the contracts invested in that Portfolio could fail to be treated as annuity, endowment or life insurance contracts for federal income tax purposes and the income allocable to the contracts could be subject to federal income tax as ordinary income.

An Underlying Portfolio may invest in debt securities issued at a discount or providing for deferred interest, which may result in income to it equal, generally, to a portion of the excess of the face value of the securities over the issue price thereof ("original issue discount") each year that the securities are held, even though the Underlying Portfolio receives no actual interest payments thereon. Original issue discount is treated as income earned by a Portfolio and, therefore, is subject to distribution requirements of the Code applicable to regulated investment companies. Since the original issue discount income earned by an Underlying Portfolio in a taxable year may not be represented by cash income, the Underlying Portfolio may have to dispose of securities, which it might otherwise have continued to hold, to generate cash in order to satisfy its distribution requirements.

Options, forward contracts, futures contracts and foreign currency transactions entered into by an Underlying Portfolio will be subject to special tax rules. These rules may accelerate income to an Underlying Portfolio, defer Underlying Portfolio losses, cause adjustments in the holding periods of Underlying Portfolio securities, convert capital gain into ordinary income and/or convert short-term capital losses into long-term capital losses. As a result, these rules could affect the amount, timing and character of distributions by an Underlying Portfolio.

A "passive foreign investment company" ("PFIC") is a foreign corporation that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If an Underlying Portfolio acquires and holds stock in a PFIC beyond the end of the year of its acquisition, the Underlying Portfolio will be subject to federal income tax on a portion of any "excess distribution" received on the stock or on any gain from disposition of the stock (collectively, the "PFIC income"), plus certain interest charge, even if the Underlying Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Underlying Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. So long as it qualifies as a regulated investment company under the Code, an Underlying Portfolio may make a mark-to-market election with respect to any stock it holds of a PFIC. If the election is in effect, at the end of the Underlying Portfolio's taxable year, the Underlying Portfolio will recognize annually the amount of mark-to-market gains, if any, with respect to PFIC stock as ordinary income. No ordinary loss will be recognized on the marking to market of PFIC stock, except to the extent of gains recognized in prior years. Alternatively, an Underlying Portfolio may elect to treat any PFIC in which it invests as a "qualified electing fund," in which case, in lieu of the foregoing tax and interest obligation, the Underlying Portfolio will be required to include in its income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain, even if they are not distributed to the Underlying Portfolio; those amounts would be subject to the distribution requirements applicable to the Underlying Portfolio described above. In order to make this election, an Underlying Portfolio would be required to obtain certain information from the PFIC, which, in many cases, may be difficult to do.

Income received by an Underlying Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which an Underlying Portfolio will be subject, since the amount of the Underlying Portfolio assets to be invested in various countries is not known and is expected to vary. Shareholders are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes. Since the shares of the Portfolios are offered only in connection with the Variable Contracts, no discussion is set forth herein as to the U.S. federal income tax consequences at the shareholder level. For information concerning the U.S. federal income tax consequences to purchasers of the Variable Contracts, see the prospectus for such contracts.

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                               SHARES OF THE TRUST

The Trust consists of 24 separate Portfolios. Each Underlying Portfolio, other than the Strategic Fixed Income Portfolio, may offer Class 1, 2 and 3 shares but are not obligated to do so. The Strategic Fixed Income Portfolio and the Seasons Managed Allocation Portfolios offer only Class 3 shares. In addition, the Trustees may authorize the creation of additional classes of shares in the future, which may have fee structures different from those of existing classes and/or may be offered only to certain qualified investors.

Except as otherwise described herein, all shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. Shareholders' meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders' meetings for the purpose of electing Trustees unless and until such time as fewer than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees, provided that immediately after the appointment of any successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except that amendments to conform the Declaration to the requirements of applicable federal laws or regulations or the regulated investment company provisions of the Code may be made by the Trustees without the vote or consent of shareholders. If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely.

In matters affecting only a particular Seasons Managed Allocation Portfolio or Portfolio, the matter shall have been effectively acted upon by a majority vote of that Seasons Managed Allocation Portfolio or Portfolio even though: (1) the matter has not been approved by a majority vote of any other Portfolio; or (2) the matter has not been approved by a majority vote of the Trust.

                                 PRICE OF SHARES

The Trust is open for business on any day the New York Stock Exchange ("NYSE") is open for regular trading. Shares are valued each day as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time). Each Seasons Managed Allocation Portfolio and Portfolio calculates the net asset value of each class of its shares by dividing the total value of each class's net assets by the shares outstanding of such class. Each Seasons Managed Allocation Portfolio and Portfolio calculates the net asset value of each class of its shares separately by dividing the total value of net assets of each Class by the number of such class' shares outstanding. The net asset value of each class of a Seasons Managed Allocation Portfolio's or Portfolio's shares will also be computed on each other day in which there is a sufficient degree of trading in such Seasons Managed Allocation Portfolio's or Portfolio's securities that the net asset value of its shares might be materially affected by changes in the values of the portfolio securities; provided, however, that on such day the Trust receives a request to purchase or redeem such Seasons Managed Allocation Portfolio's or Portfolio's shares. The days and times of such computation may, in the future, be changed by the Trustees in the event that the portfolio securities are traded in significant amounts in markets other than the NYSE, or on days or at times other than those during which the NYSE is open for trading.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

Non-convertible bonds, debentures, other long-term debt securities are normally valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds, when such prices are available. In

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circumstances where the Manager deems it appropriate to do so, an over-the-counter or exchange quotation (at the mean of representative bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type) may be used. As of the close of regular trading on the NYSE, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

U.S. Treasury bills and other obligations issued by the U.S. government, its agencies or instrumentalities, certificates of deposits issued by banks, corporate short-term notes and other short-term investments with original or remaining maturities in excess of 60 days, are valued at the mean representative quoted bid and asked price for such securities or, if such prices are not available, for securities of comparable maturity, quality and type. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued as of the close of such exchange. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Manager, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, then these securities are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees. The fair value of all other assets is added to the value of securities to arrive at the respective Portfolio's total assets.

A Portfolio's liabilities, including proper accruals of expense times, are deducted from total assets. The net asset value of a class of shares of the respective Portfolio is divided by the total number of shares outstanding in that class to arrive at the net asset value per share.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

It is the policy of the Trust, in effecting transactions in portfolio securities, to seek the best execution at the most favorable prices. The determination of what may constitute best execution involves a number of considerations, including the economic result to the Trust (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected where a large block is involved, confidentiality (including trade anonymity), the availability of the broker to stand ready to execute potentially difficult transactions and the financial strength and stability of the broker. Such considerations are judgmental and are considered in determining the overall reasonableness of brokerage commissions paid.

A factor in the selection of brokers is the receipt of research services analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information. Research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by the Adviser.

The Adviser may cause a Portfolio to pay such broker-dealers commissions that exceed what other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. The extent to which commissions may reflect the value of research services cannot be presently determined. To the extent that research services of value are provided by broker-dealers with or through whom the Manager places the Trust's portfolio transactions, the Manager may be relieved of expenses it might otherwise bear. Research services furnished by broker-dealers may be used by the Manager in

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

connection with the Trust and could be useful and of value to the Manager in serving other clients as well as the Trust. Research services obtained by the Manager as a result of the placement of portfolio brokerage of other clients could also be useful and of value in serving the Trust.

In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. The Trust's Portfolios may, however, effect certain "riskless principal transactions" in the over-the-counter market with a stated commission. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Trust has obtained an exemptive order from the SEC, permitting the Trust in certain circumstances to deal with securities dealers (that may be deemed to be affiliated persons of affiliated persons of the Trust solely because of a subadvisory relationship with one or more Portfolios) as a principal in purchases and sales of certain securities, and to pay commissions, fees or other remuneration to such securities dealers in connection with the sale of securities to or by any of the Portfolios on a securities exchange without complying with certain of the requirements of Rule 17e-1 under the 1940 Act.

Subject to the above considerations, a Manager may use broker-dealer affiliates of a Manager as a broker for any Portfolio. In order for such broker-dealer to effect any portfolio transactions for a Portfolio, the commissions, fees or other remuneration received by the broker-dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow such broker-dealer to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees of the Trust, including a majority of the non-interested Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to such broker-dealers are consistent with the foregoing standard. These types of brokerage transactions are also subject to such fiduciary standards as may be imposed upon the broker-dealers by applicable law.

A Manager and its respective affiliates may manage, or have proprietary interests in, accounts with similar, dissimilar or the same investment objective as one or more Portfolios of the Trust. Such account may or may not be in competition with a Portfolio for investments. Investment decisions for such accounts are based on criteria relevant to such accounts; portfolio decisions and results of the Portfolio's investments may differ from those of such other accounts. There is no obligation to make available for use in managing the Portfolio any information or strategies used or developed in managing such accounts. In addition, when two or more accounts seek to purchase or sell the same assets, the assets actually purchased or sold may be allocated among accounts on a good faith equitable basis at the discretion of the account's adviser. In some cases, this system may adversely affect the price or size of the position obtainable for a Portfolio.

If determined by a Manager to be beneficial to the interests of the Trust, partners and/or employees of the Manager may serve on investment advisory committees, which will consult with the Manager regarding investment objectives and strategies for the Trust. In connection with serving on such a committee, such persons may receive information regarding a Portfolio's proposed investment activities that is not generally available to unaffiliated market participants, and there will be no obligation on the part of such persons to make available for use in managing the Portfolio any information or strategies known to them or developed in connection with their other activities.

It is possible that a Portfolio's holdings may include securities of entities for which a Manager or its affiliate performs investment banking services as well as securities of entities in which the Manager or its affiliate makes a market. From time to time, such activities may limit a Portfolio's flexibility in purchases and sales of securities. When a Manager or its affiliate is engaged in an underwriting or other distribution of securities of an entity, the Manager may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Portfolio.


                               GENERAL INFORMATION


CUSTODIAN. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts

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02110, serves as the Trust's custodian. In this capacity, State Street maintains the portfolio securities held by the Trust, administers the purchase and sale of portfolio securities, and performs certain other duties. State Street also serves as transfer agent and dividend disbursing agent for the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL. PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, TX 77002, has been selected as the Trust's independent registered public accounting firm. PricewaterhouseCoopers LLP performs an annual audit of the Trust's financial statements and provides tax advisory services, tax return preparation and accounting services relating to filings with the SEC. The firm of Shearman & Sterling LLP, 599 Lexington Avenue, New York, New York 10022, has been selected to provide legal counsel to the Trust.

REPORTS TO SHAREHOLDERS. Persons having a beneficial interest in the Trust are provided at least semi-annually with reports showing the investments of the Portfolios, financial statements and other information. Beginning with its fiscal quarter ending December 31, 2004, the Trust will file schedules of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain Form N-Q by visiting the SEC's website at http://www.sec.gov or visiting the SEC's Public Reference Room. Information on the operation of the Public Reference Room may be obtained by calling (202) 942-8900.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY. Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust provides indemnification to its trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

REGISTRATION STATEMENT. A registration statement has been filed with the SEC under the Securities Act and the 1940 Act. The Prospectus and this SAI do not contain all information set forth in the registration statement, its amendments and exhibits thereto, that the Trust has filed with the SEC, Washington, D.C., to all of which reference is hereby made.

PROXY VOTING POLICIES AND PROCEDURES

Proxy Voting Responsibility. The Trust has adopted policies and procedures for the voting of proxies relating to portfolio securities. The policies and procedures were drafted according to recommendations by a proxy voting committee composed of senior management of the Trust and the Trust's investment adviser, SunAmerica. The policies and procedures enable the Trust to vote proxies in a manner consistent with the best interests of the Trust's shareholders.

The Trust has retained a proxy voting service, the Investor Responsibility Research Center (the "IRRC"), to effect votes on behalf of the Trust according to the Trust's policies and procedures, and to assist the Trust with recordkeeping of proxy votes.

Except as otherwise described below regarding case-by-case voting matters, neither SunAmerica nor any Manager has discretion concerning proxy voting decisions.

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Company Management Recommendations. When determining whether to invest in the securities of a particular company, one of the key factors the portfolio manager considers is the quality and depth of the company's management. In holding portfolio securities, the Trust is seeking to maximize the investment value for shareholders, but not necessarily exercise control over the issuers of portfolio securities or otherwise advance a particular social agenda. The Trust's policies and procedures therefore provide that the Trust will generally vote in support of management recommendations on most corporate matters. When a Trust's portfolio manager is dissatisfied with a company's management, the Trust typically will sell the holding.

Case-By-Case Voting Matters. The policies and procedures identify certain voting matters that will be decided on a case-by-case basis. In these circumstances, the Trust may request guidance or a recommendation from the proxy voting committee, the portfolio manager or other appropriate personnel of SunAmerica and/or the subadviser of a Portfolio. In these instances, such person(s) will recommend the vote that will maximize value for and is in the best interests of the Trust's shareholders.

Examples of the Trust's Positions on Voting Matters. Consistent with the approaches described above, the following are examples of the Trust's voting positions on specific matters:

      -     Vote with management recommendations on most corporate matters;

      - Vote with management recommendations on proposals to increase or decrease authorized common stock;

      - Vote against the authorization of preferred stock if the company's board has unlimited rights to set the terms and conditions of the shares;

      - Vote for a management proposal to decrease authorized preferred stock or cancel a class or series of preferred stock;

      - Vote on a case-by-case basis regarding finance, merger and acquisition matters;

      -     Vote against most shareholder proposals;

      - Abstain from voting on social responsibility or environmental matters, unless the portfolio's objective is directly related to the social or environmental matter in question;(1)

      -     Not vote proxies for passively managed portfolios;(2) and

      - May vote in favor of or against proposals relating to stock option plans and other management compensation issues depending on the details of the plan.

Conflicts of Interest. Senior management of the Trust and SunAmerica, including members of the proxy voting committee and legal and compliance personnel, will resolve conflicts of interest presented by a proxy vote. In practice, application of the Trust's proxy voting policies and procedures will in most instances adequately address any possible conflicts of interest, as the policies and procedures were pre-determined by the proxy voting committee, and votes are effected according to the policies and procedures by the IRRC, an independent third-party.

---------------------
(1) In these circumstances, the Portfolio will consider the effect that the vote's outcome may have on the issuing company and the value of its securities as part of the Portfolio's overall investment evaluation of whether to retain or sell the company's securities. The Portfolio will either retain or sell the securities according to the best interests of the portfolio's shareholders.

(2) The Board has determined that the costs of voting proxies for passively managed Portfolios will generally outweigh any benefits that may be achieved by voting such proxies because the outcome will not directly affect whether the Portfolio retains a particular security. That is, the Portfolio will retain or sell a particular security based on objective, rather than subjective, criteria.

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

Also, the proxy voting committee consists of members who are not involved in marketing or other business units that may be likely to present conflicts.

However, if a situation arises where a vote presents a conflict between the interests of a Trust's shareholders and the interests of SunAmerica, the Trust's, or one of SunAmerica's affiliates, and the conflict is known to the Trust, senior management of the Trust and SunAmerica, including the proxy voting committee, will be consulted. Any individual with a known conflict may be required by the proxy voting committee to recuse himself or herself from being involved in the proxy voting decision. Senior management, including the proxy voting committee, will evaluate the situation and determine the vote to ensure that the Trust selects the vote that is in the best interests of the Trust's shareholders.

Proxy Voting Records. The IRRC will maintain records of voting decisions for each vote cast of behalf of the Trust. Pursuant to SEC requirements, beginning in August of 2004, on an annual basis the Trust will make available on its website its proxy voting record for the one-year period ending on June 30th. The proxy voting record will also be available on the SEC's website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS POLICIES AND PROCEDURES

The Board of Trustees has adopted policies and procedures relating to disclosure of the Portfolios' securities. These policies and procedures prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Portfolios' shares and other parties which are not employed by the Adviser or its affiliates. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolio and its participants) are met, the Trust does not provide or permit others to provide information about the Portfolios' holdings on a selective basis.

The Trust makes the Portfolios' portfolio holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Trust's fiscal quarter.

In addition, the Trust generally makes publicly available, on a periodic basis, information regarding a Fund's top ten holdings (including name and percentage of a Fund's assets invested in each holding) and the percentage breakdown of a Fund's investments by country, sector and industry, as applicable. This information is generally made available through the Trust's website, marketing communications (including printed advertising and sales literature), and/or the Trust's telephone customer service centers. This information is generally not released until the information is at least 15 days old, unless otherwise approved by the Trust's legal department. The Trust and its affiliates are not authorized to receive compensation or other consideration for the non-public disclosure of portfolio holdings information.

Before any non-public disclosure of information about a Portfolio's holdings is permitted, any employee seeking to disclose such information must submit a written form to his or her department head requesting the release of non-public portfolio holdings information. The request must then be submitted to the legal and compliance departments of that Adviser and the Trust. The Trust's Chief Compliance Officer and/or the Adviser's legal counsel are responsible for authorizing the selective release of portfolio holding information. If the request is approved, the Trust and the third party must execute a confidentiality agreement governing the third party's duties with respect to the portfolio holdings information, which includes the duty to keep such information confidential.

The Trust's executive officers and the Adviser's legal counsel are responsible for determining whether there is a legitimate business purpose for the disclosure of such information and whether there are conflicts between the Portfolios' participants and the Portfolios' affiliates. To find that there is a legitimate business purpose, it must be determined that the selective disclosure of portfolio holdings information is necessary to the Portfolios' operation or useful to the Portfolios' participants without compromising the integrity or performance of the Portfolios.

At each quarterly meeting of the Board of Trustees, the Trustees review a report disclosing the third parties to whom the Portfolios' holdings information has been disclosed and the purpose for such disclosure, and consider whether or not the release of information to such third parties is in the best interest of the Portfolios and its participants.

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In the event a sub-adviser is engaged to assume sub-advisory duties of a
Portfolio, the Trust routinely discloses portfolio holdings information to such sub-adviser prior to its assumption of duties. Each of the below listed third parties have been approved to receive information concerning the Portfolios' holdings: (1) PricewaterhouseCoopers, LLP, Independent Registered Public Accountants; (2) IRRC, proxy voting; (3) State Street Bank & Trust Company, Custodian; (4) Plexus Group and Elkins/McSherry, brokerage transaction analysis;
(5) Morningstar and Lipper, database services; (6) RR Donnelley, financial printer, and (7) Investment Company Institute, survey information. The Trust does not receive any compensation or other consideration from these arrangements for the release of the Portfolio's holdings information.

                              FINANCIAL STATEMENTS

The Trust's audited financial statements for the fiscal year ended March 31, 2004 are incorporated into this SAI by reference to its 2004- annual report to shareholders. You may request a copy of the annual and/or semiannual reports at no charge by calling (800) 445-7862 or writing the Trust at P.O. Box 54299, Los Angeles, California, 90054-0299.

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                                    APPENDIX

                   CORPORATE BOND AND COMMERCIAL PAPER RATINGS

DESCRIPTION OF MOODY'S CORPORATE RATINGS

      Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

      A Bonds rated A possess many favorable investment attributes and are considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

      Baa Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B Bonds rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's may apply numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of the generic rating category.

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DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act.

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

      -     Leading market positions in well established industries

      -     High rates of return on funds employed

      - Conservative capitalization structures with moderate reliance on debt and ample asset protection

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation

      - Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated PRIME-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks that may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by management of obligations that may be present or may arise as a result of public interest questions and preparations to meet such obligations.

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DESCRIPTION OF STANDARD & POOR'S CORPORATE DEBT RATINGS

A Standard & Poor's corporate or municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

      AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

      AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

      A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

      BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

Debt rated BB, B, CCC, CC and C are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

      BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

      B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

      CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to

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            have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

      CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

      C The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

      CI The rating CI is reserved for income bonds on which no interest is being paid.

      D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-): The ratings of AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these ratings categories.

Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

      L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

      * The "*" symbol indicates that the continuance of the rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

      NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Debt Obligations of Issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the credit-worthiness of the obligor but do not take into account currency exchange and related uncertainties.

BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA," "AA," "A," "BBB," commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS.

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of not more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

      A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment.

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            Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

      A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues designated "A-1" that are determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

      A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

      A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

      B Issues rated "B" are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

      C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

      D This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

DESCRIPTION OF DUFF & PHELPS' CORPORATE DEBT RATINGS

Duff & Phelps Rating Co. ("Duff & Phelps") rates long-term debt specifically to credit quality (i.e., the likelihood of timely payment for principal and interest). AAA is considered the highest quality. AA is considered high quality. A is regarded as good quality. BBB is considered to be investment grade and of satisfactory credit quality. BB and B are considered to be non-investment grade and CCC is regarded as speculative. Ratings in the long-term debt categories may include a plus (+) or minus (-) designation, which indicates where within the respective category the issue is placed.

DESCRIPTION OF DUFF & PHELPS RATING CO.'S COMMERCIAL PAPER RATINGS

Duff & Phelps' commercial paper ratings are consistent with the short-term rating criteria utilized by money market participants. Duff & Phelps commercial paper ratings refine the traditional 1 category. The majority of commercial issuers carry the higher short-term rating yet significant quality differences within that tier do exist. As a consequence, Duff & Phelps has incorporated gradations of 1+ and 1- to assist investors in recognizing those differences.

Duff 1+ - Highest certainty of time repayment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1 - Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 - Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 - Satisfactory liquidity and other protection factors, qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected. Duff 4 - Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation. Duff 5 - Default.

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DESCRIPTION OF THOMSON BANKWATCH, INC.'S CORPORATE DEBT RATINGS

BankWatch rates the long-term debt securities issued by various entities either AAA or AA. AAA is the highest category, which indicates the ability to repay principal and interest on a timely basis is very high. AA is the second highest category, which indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. Ratings in the long-term debt categories may include a plus (+) or minus (-) designation, which indicates where within the respective category the issue is placed.

DESCRIPTION OF THOMSON BANKWATCH, INC.'S COMMERCIAL PAPER RATINGS

Thomson BankWatch, Inc. ("BankWatch") short-term ratings apply only to unsecured instruments that have a maturity of one year or less. These short-term ratings specifically assess the likelihood of an untimely payment of principal and interest. TBW-1 is the highest category, which indicates a very high degree of likelihood that principal and interest will be paid on a timely basis. TBW-2 is the second highest category and, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

DESCRIPTION OF FITCH IBCA, INC.'S ("FITCH") INVESTMENT GRADE BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and of any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

      AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

      AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-L."

      A Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

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      BBB   Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

            PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

      NR    Indicates that Fitch does not rate the specific issue.

      CONDITIONAL       A conditional rating is premised on the successful
                        completion of a project or the occurrence of a specific event.

      SUSPENDED         A rating is suspended when Fitch deems the amount of
                        information available from the issuer to be inadequate for rating purposes.

      WITHDRAWN         A rating will be withdrawn when an issue matures or is
                        called or refinanced and, at Fitch's discretion, WHEN AN
                        ISSUER FAILS TO FURNISH PROPER AND TIMELY INFORMATION.

      FITCHALERT        Ratings are placed on FitchAlert to notify investors of
                        an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive" indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered.
                        FitchAlert is relatively short-term, and should be resolved within 12 months.

Ratings Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

DESCRIPTION OF FITCH SPECULATIVE GRADE BOND RATINGS

Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

      BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

      B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

      CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

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      CC    Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

      C     Bonds are in imminent default in payment of interest or principal.

      DDD Bonds are in default on interest and/or principal payments. Such bonds are extremely

      DD speculative and should be valued on the basis of their ultimate recovery value in liquidation

      D or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

            PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

DESCRIPTION OF FITCH INVESTMENT GRADE SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

FITCH SHORT-TERM RATINGS ARE AS FOLLOWS:

      F1 Highest credit quality. Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

      F2 Good credit quality. Issues assigned this rating are regarded as having a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

      F3 Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

      B Issues assigned this rating are regarded as having minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

      C High default risk. Issues assigned this rating are regarded as having minimal capacity for meeting financial commitments, which is solely reliant upon a sustained, favorable business and economic environment. Default is a real possibility.

      D Default. Issues assigned this rating are in actual or imminent payment default.

                                     PART C

                                OTHER INFORMATION

Item 22. Exhibits.

(a)   (i)      Declaration of Trust. Incorporated herein by reference to the
               Registrant's Registration Statement on Form N-1A (File No.
               333-08653) filed on July 22, 1996.

      (ii) Establishment and Designation of Shares effective February 25, 1997. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

      (iii) Establishment and Designation of Shares effective October 20, 1998. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

      (iv) Establishment and Designation of Shares effective July 1, 2000. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

      (v) Establishment and Designation of Shares of Beneficial Interest effective October 16, 2000. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

      (vi) Establishment and Designation of Shares of Beneficial Interest effective December 29, 2000. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

      (vii) Establishment and Designation of Shares of Beneficial Interest effective September 24, 2001. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

      (viii) Establishment and Designation of Classes effective November 11, 2002. Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2003.

      (ix) Establishment and Designation of Shares of Beneficial Interest dated November 1, 2004. Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on November 4, 2004.

      (x) Establishment and Designation of Shares dated January 11, 2005. Filed herewith.

(b)   (i)      Amended and Restated By-Laws dated June 15, 2004. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No.
               333-.08653) filed on July 14, 2004.

(c) Instruments Defining Rights of Shareholder. Incorporated by reference to Exhibits (a) and (b) above.

(d)   (i)      Form of Investment Advisory and Management Agreement between
               Seasons Series Trust and SunAmerica Asset Management Corp dated February 14, 2005. Filed herewith.

      (ii) Subadvisory Agreement between SunAmerica and AIG Global Investment Corp. ("AIGGIC") dated December 10, 2001. Incorporated by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-08653) filed July 14, 2003.

      (iii) Form of Amendment to Subadvisory Agreement between SunAmerica and AIGGIC dated February 14, 2004. Filed herewith.

      (iv) Subadvisory Agreement between SunAmerica and American Century Investment Management, Inc. dated August 21, 2001.
               Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

      (v) Subadvisory Agreement between SunAmerica and BAMCO, Inc. dated September 15, 2003. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

      (vi) Form of Subadvisory Agreement between SunAmerica and Bank of America Capital Management, LLC dated January 1, 2005. Filed herewith.

      (vii) Form of Subadvisory Agreement between SunAmerica and Credit Suisse Asset Management, LLC dated February 14, 2005. Filed herewith.

      (viii) Form of Subadvisory Agreement between SunAmerica and Franklin Advisers, Inc. dated February 14, 2005. Filed herewith.

      (ix) Subadvisory Agreement between SunAmerica Asset Management Corp. ("SunAmerica") and Fred Alger Management, Inc. dated May 23, 2000. Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File No. 333-08653) filed on June 30, 2000.

      (x) Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

      (xi) Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management International dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

      (xii) Subadvisory Agreement between SunAmerica and Harris Associates L.P. dated September 24, 2001. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

      (xiii) Form of Subadvisory Agreement between SunAmerica and Ibbotson Associates Advisors LLC dated December 15, 2004. Filed herewith.

      (xiv) Subadvisory Agreement between SunAmerica and Janus Capital Management LLC dated April 3, 2002. Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2003.

      (xv) Form of Amendment to Subadvisory Agreement between SunAmerica and Janus Capital Management LLC dated February 14, 2005. Filed herewith.

      (xvi) Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated June 16, 2003. Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2003.

      (xvii) Subadvisory Agreement between SunAmerica and Lord Abbett & Co. dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

      (xviii) Subadvisory Agreement between SunAmerica and Marsico Capital Management, LLC dated May 23, 2000. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

      (xix) Subadvisory Agreement between SunAmerica and Putnam Investment Management, Inc. dated January 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

      (xx) Subadvisory Agreement between SunAmerica and Dresdner RCM Global Investors LLC dated August 21, 2001. Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 333-08653) filed on September 24, 2001.

      (xxi) Subadvisory Agreement between SunAmerica and Salomon Brothers Asset Management, Inc. dated October 1, 2002. Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2003.

      (xxii) Form of Amendment to Subadvisory Agreement between SunAmerica and Salomon Brothers Asset Management Inc. dated February 14, 2005. Filed herewith.

      (xxiii) Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

      (xxiv) Subadvisory Agreement between SunAmerica and EQSF Advisers, Inc. (Third Avenue Management LLC) dated August 27, 2002. Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 333-08653) filed on September 24, 2001.

      (xxv) Subadvisory Agreement between SunAmerica and Thornburg Investment Management, Inc. dated July 29, 2002. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

      (xxvi) Subadvisory Agreement between SunAmerica and Wellington Management Company dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(e)            Inapplicable.

(f)            Inapplicable.

(g) Custodian Contract. Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on form N-1A (File No. 333-08653) filed on April 1, 1997.

(h)   (i)      Fund  Participation  Agreement  between  Registrant and Anchor
               National Life Insurance Company, on behalf of itself and Variable
               Annuity Account Five. Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration
               Statement on Form N-1A (File No. 333-08653) filed on April
               1, 1997.

      (ii) Form of Addendum to Fund Participation Agreement for Class B Shares dated November 29, 2000. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

      (iii) Form of Addendum to Fund Participation Agreement for Class 3 Shares dated February 14, 2005. Filed herewith.

(i)            Opinion and Consent of Counsel. Filed herewith.

(j) Consent of Independent Accountants. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

(k)            Inapplicable.

(l)            Inapplicable.

(m)   (i)      Plan of Distribution Pursuant to Rule 12b-1 (Class 2 Shares) by
               the Registrant on behalf of its separately designated series dated August 27, 2002. Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration
               Statement on Form N-1A (File No. 333-.08653) filed on July
               14, 2003.

      (ii) Form of Plan of Distribution Pursuant to Rule 12b-1 (Class 3 Shares) by the Registration on behalf of its separately designated series dated February 14, 2005. Filed herewith.

(n)   (i)      18f-3 Plan. Incorporated herein by reference to Post-Effective
               Amendment No. 10 to the Registrant's Registration Statement on
               Form N-1A (File No. 333-08653) filed on September 28, 2000.

      (ii) Amended and Restated Plan Pursuant to Rule 18f-3. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 333-08653) filed on August 26, 2002.

(o)            Inapplicable.

(p)   (i)      Code of Ethics for the Trust and SunAmerica. Filed herewith.

      (ii) Code of Ethics of Dresdner RCM Global Investors LLC. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

      (iii) Code of Ethics of Fred Alger Management, Inc. Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-08653) filed on December 14, 2000.

      (iv) Code of Ethics of Goldman Sachs Asset Management and Goldman Sachs Asset Management International. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

      (v) Code of Ethics of Janus Capital Corporation. Incorporated herein by reference to Post-Effective Amendment No. 95 to Janus Investment Fund's Registration Statement on Form N-1A (File No. 2-34393) filed on September 13, 2000.

      (vi) Code of Ethics of Lord, Abbett & Co. Incorporated herein by reference to Post-Effective Amendment No. 2 to Large Cap Growth Fund's Registration Statement on Form N-1A (File No. 333-31432) filed on November 30, 2000.

      (vii)    Code of Ethics of Marsico Capital Management, LLC.
               Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

      (viii) Code of Ethics of Putnam Investment Management, Inc. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

      (ix) Code of Ethics of T. Rowe Price Associates, Inc. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

      (x) Code of Ethics of Wellington Management Company, LLP. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

      (xi) Code of Ethics for American Century Investment Management, Inc. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

      (xii) Code of Ethics for EQSF Advisers, Inc. (Third Avenue Management LLC). Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 333-11283) filed on February 28, 2001.

      (xiii) Code of Ethics for Thornburg Investment Management, Inc. Incorporated herein by reference to Exhibit p (2) of Post-Effective Amendment No. 42 to Thornburg Investment Trust's Registration Statement on Form N-1A (File No. 33-14905) filed on September 1, 2000.

      (xiv) Code of Ethics of Harris Associates L.P. Incorporated herein by reference to Exhibit (p) (i) of Post-Effective Amendment No. 25 to Harris Associates Investment Trust's Registration Statement on form N-1A (File No. 33-38953) filed on January 26, 2001.

      (xv) Code of Ethics of J.P. Morgan Investment Management, Inc. Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2003.

      (xvi) Code of Ethics of AIG Global Investment Corp. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

      (xvii) Code of Ethics of Salomon Brothers Asset Management, Inc. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

      (xviii) Code of Ethics of BAMCO, Inc. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 333-.08653) filed on July 14, 2004.

      (xix)    Code of Ethics of Franklin Advisers, Inc. Filed herewith.

      (xx) Code of Ethics of Ibbotson Associates Advisers LLC. Filed herewith.

      (xxi) Code of Ethics of Credit Suisse Asset Management, LLC. Filed herewith.

      (xxii) Code of Ethics of Bank of America Capital Management, LLC. Filed herewith.

Item 23. Persons Controlled by or under Common Control with Registrant.

            There are no persons controlled by or under common control with the Registrant.

Item 24. Indemnification.

            Article VI of the Registrant's By-Laws relating to the indemnification of officers and trustees is quoted below:

                                   ARTICLE VI
                                 INDEMNIFICATION

      The Trust shall provide any indemnification required by applicable law and shall indemnify trustees, officers, agents and employees as follows:

      (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party of any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such Person in connection with such action, suit or proceeding, provided such Person acted in good faith and in a manner such Person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such Person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Person did not reasonably believe his or her actions to be in or not opposed to the best interest of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such Person's conduct was unlawful.

      (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such Person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a Trustee, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such Person in connection with the defense or settlement of such action or suit if such Person acted in good faith and in a manner such Person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such Person shall have been adjudged to be liable for negligence or misconduct in the performance of such Person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such Person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

      (c) To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such Person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such Person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

      (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in view of the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were disinterested and not parties to such action, suit or proceedings, or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion, and any determination so made shall be conclusive and binding upon all parties.

      (e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such Person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel. Prior to any payment being made pursuant to this paragraph, a majority of quorum of disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

      (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, at the discretion of the Board.

      (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a Person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a Person.

      (h) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such Person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

      (i) The Trust shall have power to purchase and maintain insurance on behalf of any Person against any liability asserted against or incurred by such Person, whether or not the Trust would have the power to indemnify such Person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any Person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

The Investment Advisory and Management Agreement provides that in absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties involved in the conduct of office on the part of the Adviser (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with the Adviser) the Adviser shall not be subject to liability to the Trust or to any shareholder of the trust or to any other person for any act or omission in the course of, or connected with, rendering services, including without limitation, any error of judgment or mistake or law or for any loss suffered by any of them in connection with the matters to which each Agreement relates, except to the extent specified in Section 36 (b) of the Investment Company Act of 1940, as amended, concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.

Certain of the Subadvisory Agreements provide for similar indemnification of the Subadviser by the Adviser.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the even that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 25.  Business And Other Connections of Adviser.

"SunAmerica", the Adviser of the Trust, is primarily in the business of providing investment management, advisory and administrative services. Reference is made to the most recent Form ADV and schedules thereto of SunAmerica on file with the Securities and Exchange Commission (the "Commission") (File No. 801-19813) for a description of the names and employment of the directors and officers of SunAmerica and other required information.

AIGGIC, American Century Investment Management, Inc., BAMCO, Inc, Bank of America Capital Management, LLC, Credit Suisse Asset Management, LLC, Franklin Advisors, Inc., Fred Alger Management, Inc., Goldman Sachs Asset Management LP, Goldman Sachs Asset Management International, Harris Associates L.P., Ibbotson Associates Advisers, LLC, Janus Capital Management, Inc. (f/k/a Janus Capital Corporation), J.P. Morgan Investment Management, Inc., Lord, Abbett & Co. LLC, Marsico Capital Management, LLC, Putnam Investment Management, Inc., RMC Capital Management LLC (f/k/a Dresdner RCM Global Investors LLC), T. Rowe Price Associates, Inc., Third Avenue Management LLC (f/k/a EQSF Advisers, Inc.), Thornburg Investment Management, Inc., and Wellington Management Company, the Subadvisers of certain of the Portfolios of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of American Century Investment Management, Inc., BAMCO, Inc, Bank of America Capital Management, LLC, Credit Suisse Asset Management, LLC, Franklin Advisors, Inc., Fred Alger Management, Inc., Goldman Sachs Asset Management LP, Goldman Sachs Asset Management International, Harris Associates L.P., Ibbotson Associates Advisors LLC, Janus Capital Management, Inc. (f/k/a Janus Capital Corporation), J.P. Morgan Investment Management, Inc., Lord, Abbett & Co. LLC, Marsico Capital Management, LLC, Putnam Investment Management, Inc., RMC Capital Management LLC, T. Rowe Price Associates, Inc., Third Avenue Management LLC, Thornburg Investment Management, Inc., Wellington Management Company, and other required information:

                                                                   FILE NO.

AIG Global Investment Corp.                                        801-18759

American Century Investment Management, Inc.                       801-08174

BAMCO, Inc.                                                        801-29080

Bank of America Capital Management LLC                             801-56720

Credit Suisse Asset Management, LLC                                801-37170

Franklin Advisors, Inc.                                            801-51967

Fred Alger Management, Inc.                                        801-06709

Goldman Sachs Asset Management LP                                  801-37591

Goldman Sachs Asset Management International                       801-38157

Harris Associates L.P.                                             801-50333

Ibbotson Associates Advisers, LLC                                  801-62323

Janus Capital Management LLC (f/k/a Janus Capital Corporation)     801-13991

J.P. Morgan Investment Management, Inc.                            801-21011

Lord, Abbett & Co. LLC                                             801-6997

Marsico Capital Management, LLC                                    801-54914

Putnam Investment Management, L.L.C.                               801-7974

RMC Capital Management LLC (f/k/a Dresdner RCM Global
 Investors LLC)                                                    801-56308

Salomon Brothers Asset Management, Inc.                            801-32046

T. Rowe Price Associates, Inc.                                     801-856

            Third Avenue Management LLC (f/k/a EQSF
            Advisers, Inc.)                                        801-27792

            Thornburg Investment Management, Inc.                  801-17853

            Wellington Management Company, LLP                     801-15908

            Item 26.  Principal Underwriters.

            There is no Principal Underwriter for the Registrant.

Item 27. Location of Accounts and Records.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110, acts as custodian, transfer agent and dividend paying agent. It maintains books, records and accounts pursuant to the instructions of the Trust.

AIGGIC is located at 175 Water Street, New York, New York, 10038.

American Century Investment Management, Inc. is located at American Century Tower, 4500 Main Street, Kansas City, Missouri, 64111.

BAMCO, Inc. is located at 767 Fifth Avenue, New York, New York 10153.

Bank of America Capital management, LLC. is located at Bank of America Plaza, NC1-002-33-3, 101 South Tryon Street, Charlotte, North Carolina 28255.

Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, new York 10017-3147.

Franklin Advisers, Inc. is located at One Franklin Parkway, San Mateo, California 94403.

Fred Alger Management, Inc. is located at 111 Fifth Avenue, New York, New York 10003.

Goldman Sachs Asset Management LP is located at 32 Old Slip, New York, New York, 10005.

Goldman Sachs Asset Management International is located at Christchurch Court 10-15 Newgate Street, London EC4M 7HD, England.

Harris Associates L.P. is located at Two North LaSalle Street, Chicago, Illinois, 60602.

Ibbotson Associates Advosers, LLC is located at 225 N. Michigan Avenue, Suite 700, Chicago, Illinois 60601.

Janus Capital Management, Inc. is located at 151 Detroit Street, Denver, Colorado, 80206.

J.P. Morgan Investment Management, Inc. is located at 522 Fifth Avenue, New York, New York 10036.

Lord, Abbett & Co. LLC is located at 90 Hudson Street, Jersey City, New Jersey, 07302.

Marsico Capital Management, LLC is located at 1200 17th Street, Suite 1300, Denver, Colorado, 80202.

RCM Capital Management LLC is located at Four Embarcadero Center, San Francisco, California, 94111.

Putnam Investment Management, L.L.C. is located at One Post Office Square, Boston, Massachusetts, 02109.

Salomon Brothers Asset Management Inc is located at 399 Park Avenue, New York, New York 10022.

SunAmerica is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

T. Rowe Price Associates, Inc. is located at 100 East Pratt Street, Baltimore, Maryland, 21202.

Third Avenue Management LLC is located at 622 Third Avenue, New York, New York, 10017.

Thornburg Investment Management, Inc. is located at 119 East Marcy Street, Santa Fe, New Mexico, 87501.

Wellington Management Company, LLP is located at 75 State Street, Boston, Massachusetts, 02109.

Each of the Adviser and Subadvisers maintain the books, accounts and records required to be maintained pursuant to Section 31 (a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 28.  Management Services.

             Inapplicable.

Item 29. Undertakings.

             Inapplicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 21 (the "Amendment") to the Registration Statement under rule 485(b) under the Securities Act and has duly caused the Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and the State of New Jersey, on the 14th day of January, 2005.

                                            SEASONS SERIES TRUST

                                            By: /s/ Vincent M. Marra
                                                --------------------------------
                                                Vincent M. Marra
                                                President
                                                (Principal Executive Officer)

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Post-Effective Amendment No. 21 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Vincent M. Marra   President (Principal Executive
---------------------  Officer)                              January 14, 2005
Vincent M. Marra

/s/ Donna M. Handel    Treasurer (Principal Financial and    January 14, 2005
---------------------  Accounting Officer)
  Donna M. Handel

         *             Trustee and Chairman                  January 14, 2005
 --------------------
   Jana W. Greer

         *             Trustee                               January 14, 2005
 --------------------
   Monica Lozano

         *             Trustee                               January 14, 2005
 --------------------
   Allan L. Sher

         *             Trustee                               January 14, 2005
 --------------------
  Bruce G. Wilson

         *             Trustee                               January 14, 2005
 --------------------
   Carl D. Covitz

         *             Trustee                               January 14, 2005
 --------------------
   Gilbert T. Ray

* By: /s/ Nori L. Gabert
      -----------------
     Nori L. Gabert
     Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
Number                              Exhibit
------                              -------
(a)  (x)      Establishment and Designation of Shares dated January 11, 2005.

(d)  (i)      Form of Investment Advisory and Management Agreement between
              Seasons Series Trust and SunAmerica Asset Management Corp dated
              February 14, 2005.

(d)  (iii)    Form of Amendment to Subadvisory Agreement between SunAmerica and
              AIGGIC dated February 14, 2005

(d)  (vi)     Form of Subadvisory Agreement between SunAmerica and Bank of
              America Capital Management, LLC dated January 1, 2005.

(d)  (vii)    Form of Subadvisory Agreement between SunAmerica and Credit
              Suisse Asset Management, LLC dated February 14, 2005.

(d)  (viii)   Form of Subadvisory Agreement between SunAmerica and Franklin
              Advisers, Inc. dated February 14, 2005.

(d)  (xiii)   Form of Subadvisory Agreement between SunAmerica and Ibbotson
              Associates Advisors LLC dated December 15, 2004.

(d)  (xv)     Form of Amendment to Subadvisory Agreement between SunAmerica and
              Janus Capital Management LLC dated February 14, 2005.

(d)  (xxii)   Form of Amendment to Subadvisory Agreement between SunAmerica and Salomon Brothers Asset Management Inc. dated February
              14, 2005.

(h)  (iii)    Form of Addendum to Fund Participation Agreement for Class 3
              Shares dated February 14, 2005.

(i)           Opinion and Consent of Counsel.

(m)  (ii)     Form of Plan of Distribution Pursuant to Rule 12b-1 (Class 3
              Shares) by the Registration on behalf of its separately designated series dated February 14, 2005.

(p)  (i)      Code of Ethics of AIG SunAmerica Asset Management Corp.

(p)  (xix)    Code of Ethics of Franklin Advisers, Inc.

(p)  (xx)     Code of Ethics of Ibbotson Associates Advisers LLC.

(p)  (xxi)    Code of Ethics of Credit Suisse Asset Management, LLC.

(p)  (xxii)   Code of Ethics of Bank of America Capital Management, LLC.